UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds
(Exact name of registrant as specified in charter)

One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830
(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2025 to March 31, 2026

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)
AQR Large Cap Multi-Style Fund

Class I: QCELX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$22	0.42%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,165,553,675
  Total Number of Portfolio Holdings207
  Portfolio Turnover Rate (excludes certain derivatives, if any)32%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.6
Materials	2.1
Consumer Staples	2.9
Energy	3.9
Investment Companies	4.4
Communication Services	9.0
Industrials	9.8
Consumer Discretionary	9.9
Health Care	10.0
Financials	13.2
Information Technology	33.6

Top 10 Holdings

Table Summary
Security	% of Net Assets
NVIDIA Corp.	7.5
Apple, Inc.	5.0
Limited Purpose Cash Investment Fund	4.4
Microsoft Corp.	4.1
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.1
Meta Platforms, Inc., Class A	1.9
Amazon.com, Inc.	1.9
Micron Technology, Inc.	1.7
Booking Holdings, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Multi-Style Fund

Class N: QCENX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$34	0.67%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,165,553,675
  Total Number of Portfolio Holdings207
  Portfolio Turnover Rate (excludes certain derivatives, if any)32%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.6
Materials	2.1
Consumer Staples	2.9
Energy	3.9
Investment Companies	4.4
Communication Services	9.0
Industrials	9.8
Consumer Discretionary	9.9
Health Care	10.0
Financials	13.2
Information Technology	33.6

Top 10 Holdings

Table Summary
Security	% of Net Assets
NVIDIA Corp.	7.5
Apple, Inc.	5.0
Limited Purpose Cash Investment Fund	4.4
Microsoft Corp.	4.1
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.1
Meta Platforms, Inc., Class A	1.9
Amazon.com, Inc.	1.9
Micron Technology, Inc.	1.7
Booking Holdings, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Multi-Style Fund

Class R6: QCERX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$17	0.32%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,165,553,675
  Total Number of Portfolio Holdings207
  Portfolio Turnover Rate (excludes certain derivatives, if any)32%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.6
Materials	2.1
Consumer Staples	2.9
Energy	3.9
Investment Companies	4.4
Communication Services	9.0
Industrials	9.8
Consumer Discretionary	9.9
Health Care	10.0
Financials	13.2
Information Technology	33.6

Top 10 Holdings

Table Summary
Security	% of Net Assets
NVIDIA Corp.	7.5
Apple, Inc.	5.0
Limited Purpose Cash Investment Fund	4.4
Microsoft Corp.	4.1
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.1
Meta Platforms, Inc., Class A	1.9
Amazon.com, Inc.	1.9
Micron Technology, Inc.	1.7
Booking Holdings, Inc.	1.4

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Multi-Style Fund

Class I: QSMLX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$34	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$149,527,816
  Total Number of Portfolio Holdings517
  Portfolio Turnover Rate (excludes certain derivatives, if any)30%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	1.0
Communication Services	2.4
Consumer Staples	3.7
Materials	4.4
Investment Companies	7.2
Consumer Discretionary	7.4
Energy	7.9
Financials	15.7
Information Technology	15.7
Health Care	16.1
Industrials	17.7

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.2
Teekay Tankers Ltd., Class A	1.1
Credo Technology Group Holding Ltd.	0.9
SSR Mining, Inc.	0.9
Bloom Energy Corp., Class A	0.9
Argan, Inc.	0.9
Perdoceo Education Corp.	0.8
Alkermes plc	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Fabrinet	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Multi-Style Fund

Class N: QSMNX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$47	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$149,527,816
  Total Number of Portfolio Holdings517
  Portfolio Turnover Rate (excludes certain derivatives, if any)30%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	1.0
Communication Services	2.4
Consumer Staples	3.7
Materials	4.4
Investment Companies	7.2
Consumer Discretionary	7.4
Energy	7.9
Financials	15.7
Information Technology	15.7
Health Care	16.1
Industrials	17.7

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.2
Teekay Tankers Ltd., Class A	1.1
Credo Technology Group Holding Ltd.	0.9
SSR Mining, Inc.	0.9
Bloom Energy Corp., Class A	0.9
Argan, Inc.	0.9
Perdoceo Education Corp.	0.8
Alkermes plc	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Fabrinet	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Small Cap Multi-Style Fund

Class R6: QSERX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.53%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$149,527,816
  Total Number of Portfolio Holdings517
  Portfolio Turnover Rate (excludes certain derivatives, if any)30%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	1.0
Communication Services	2.4
Consumer Staples	3.7
Materials	4.4
Investment Companies	7.2
Consumer Discretionary	7.4
Energy	7.9
Financials	15.7
Information Technology	15.7
Health Care	16.1
Industrials	17.7

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.2
Teekay Tankers Ltd., Class A	1.1
Credo Technology Group Holding Ltd.	0.9
SSR Mining, Inc.	0.9
Bloom Energy Corp., Class A	0.9
Argan, Inc.	0.9
Perdoceo Education Corp.	0.8
Alkermes plc	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Fabrinet	0.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Multi-Style Fund

Class I: QICLX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.57%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$756,861,242
  Total Number of Portfolio Holdings244
  Portfolio Turnover Rate (excludes certain derivatives, if any)29%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.2
Consumer Staples	4.8
Communication Services	4.9
Investment Companies	5.1
Energy	5.9
Consumer Discretionary	6.0
Information Technology	7.7
Materials	8.0
Health Care	11.6
Industrials	19.2
Financials	22.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	18.8
United States	13.0
Canada	11.5
United Kingdom	10.9
France	8.7
Germany	6.8
Australia	5.2
Netherlands	4.8
Sweden	3.6
Spain	3.4
Others	12.5

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Novartis AG (Registered)	2.4
ASML Holding NV	2.3
Roche Holding AG	2.1
BHP Group Ltd.	1.6
ABB Ltd. (Registered)	1.6
Rolls-Royce Holdings plc	1.6
Centrica plc	1.3
Orange SA	1.3
Repsol SA	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Multi-Style Fund

Class N: QICNX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$43	0.82%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$756,861,242
  Total Number of Portfolio Holdings244
  Portfolio Turnover Rate (excludes certain derivatives, if any)29%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.2
Consumer Staples	4.8
Communication Services	4.9
Investment Companies	5.1
Energy	5.9
Consumer Discretionary	6.0
Information Technology	7.7
Materials	8.0
Health Care	11.6
Industrials	19.2
Financials	22.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	18.8
United States	13.0
Canada	11.5
United Kingdom	10.9
France	8.7
Germany	6.8
Australia	5.2
Netherlands	4.8
Sweden	3.6
Spain	3.4
Others	12.5

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Novartis AG (Registered)	2.4
ASML Holding NV	2.3
Roche Holding AG	2.1
BHP Group Ltd.	1.6
ABB Ltd. (Registered)	1.6
Rolls-Royce Holdings plc	1.6
Centrica plc	1.3
Orange SA	1.3
Repsol SA	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Multi-Style Fund

Class R6: QICRX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.47%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$756,861,242
  Total Number of Portfolio Holdings244
  Portfolio Turnover Rate (excludes certain derivatives, if any)29%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.2
Consumer Staples	4.8
Communication Services	4.9
Investment Companies	5.1
Energy	5.9
Consumer Discretionary	6.0
Information Technology	7.7
Materials	8.0
Health Care	11.6
Industrials	19.2
Financials	22.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	18.8
United States	13.0
Canada	11.5
United Kingdom	10.9
France	8.7
Germany	6.8
Australia	5.2
Netherlands	4.8
Sweden	3.6
Spain	3.4
Others	12.5

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Novartis AG (Registered)	2.4
ASML Holding NV	2.3
Roche Holding AG	2.1
BHP Group Ltd.	1.6
ABB Ltd. (Registered)	1.6
Rolls-Royce Holdings plc	1.6
Centrica plc	1.3
Orange SA	1.3
Repsol SA	1.2

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Emerging Multi-Style II Fund

Class I: QTELX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$37	0.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$581,106,914
  Total Number of Portfolio Holdings224
  Portfolio Turnover Rate (excludes certain derivatives, if any)21%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.6
Utilities	2.0
Consumer Staples	2.7
Investment Companies	3.8
Consumer Discretionary	4.9
Energy	6.0
Communication Services	6.7
Materials	7.7
Industrials	10.6
Financials	24.5
Information Technology	28.3

Geographic Allocation

Table Summary
Country	% of Net Assets
China	25.4
Taiwan	21.0
South Korea	15.1
India	11.2
Brazil	5.6
United States	3.8
South Africa	2.9
Mexico	2.5
Poland	2.2
Thailand	2.1
Others	8.0

Top 10 Holdings

Table Summary
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8
Samsung Electronics Co. Ltd.	4.5
Limited Purpose Cash Investment Fund	3.8
SK hynix, Inc.	3.5
Tencent Holdings Ltd.	3.3
China Construction Bank Corp., Class H	2.1
Accton Technology Corp.	1.5
Alibaba Group Holding Ltd.	1.4
Sinotruk Hong Kong Ltd.	1.3
Woori Financial Group, Inc.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Emerging Multi-Style II Fund

Class N: QTENX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$50	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$581,106,914
  Total Number of Portfolio Holdings224
  Portfolio Turnover Rate (excludes certain derivatives, if any)21%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.6
Utilities	2.0
Consumer Staples	2.7
Investment Companies	3.8
Consumer Discretionary	4.9
Energy	6.0
Communication Services	6.7
Materials	7.7
Industrials	10.6
Financials	24.5
Information Technology	28.3

Geographic Allocation

Table Summary
Country	% of Net Assets
China	25.4
Taiwan	21.0
South Korea	15.1
India	11.2
Brazil	5.6
United States	3.8
South Africa	2.9
Mexico	2.5
Poland	2.2
Thailand	2.1
Others	8.0

Top 10 Holdings

Table Summary
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8
Samsung Electronics Co. Ltd.	4.5
Limited Purpose Cash Investment Fund	3.8
SK hynix, Inc.	3.5
Tencent Holdings Ltd.	3.3
China Construction Bank Corp., Class H	2.1
Accton Technology Corp.	1.5
Alibaba Group Holding Ltd.	1.4
Sinotruk Hong Kong Ltd.	1.3
Woori Financial Group, Inc.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Emerging Multi-Style II Fund

Class R6: QTERX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$32	0.60%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$581,106,914
  Total Number of Portfolio Holdings224
  Portfolio Turnover Rate (excludes certain derivatives, if any)21%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.6
Utilities	2.0
Consumer Staples	2.7
Investment Companies	3.8
Consumer Discretionary	4.9
Energy	6.0
Communication Services	6.7
Materials	7.7
Industrials	10.6
Financials	24.5
Information Technology	28.3

Geographic Allocation

Table Summary
Country	% of Net Assets
China	25.4
Taiwan	21.0
South Korea	15.1
India	11.2
Brazil	5.6
United States	3.8
South Africa	2.9
Mexico	2.5
Poland	2.2
Thailand	2.1
Others	8.0

Top 10 Holdings

Table Summary
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8
Samsung Electronics Co. Ltd.	4.5
Limited Purpose Cash Investment Fund	3.8
SK hynix, Inc.	3.5
Tencent Holdings Ltd.	3.3
China Construction Bank Corp., Class H	2.1
Accton Technology Corp.	1.5
Alibaba Group Holding Ltd.	1.4
Sinotruk Hong Kong Ltd.	1.3
Woori Financial Group, Inc.	1.3

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Momentum Style Fund

Class I: AMOMX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$21	0.42%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$563,636,549
  Total Number of Portfolio Holdings285
  Portfolio Turnover Rate (excludes certain derivatives, if any)49%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.5
Investment Companies	2.2
Materials	2.4
Energy	2.6
Consumer Staples	4.4
Consumer Discretionary	6.9
Communication Services	10.2
Health Care	10.8
Financials	11.7
Industrials	15.6
Information Technology	31.4

Top 10 Holdings

Table Summary
Security	% of Net Assets
Alphabet, Inc., Class A	7.3
NVIDIA Corp.	7.3
Broadcom, Inc.	3.7
Limited Purpose Cash Investment Fund	2.2
Johnson & Johnson	2.1
JPMorgan Chase & Co.	1.9
Lam Research Corp.	1.5
Microsoft Corp.	1.4
GE Aerospace	1.3
Walmart, Inc.	1.3

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR Large Cap Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR Large Cap Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR Large Cap Momentum Style Fund

Class N: AMONX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$33	0.67%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$563,636,549
  Total Number of Portfolio Holdings285
  Portfolio Turnover Rate (excludes certain derivatives, if any)49%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.5
Investment Companies	2.2
Materials	2.4
Energy	2.6
Consumer Staples	4.4
Consumer Discretionary	6.9
Communication Services	10.2
Health Care	10.8
Financials	11.7
Industrials	15.6
Information Technology	31.4

Top 10 Holdings

Table Summary
Security	% of Net Assets
Alphabet, Inc., Class A	7.3
NVIDIA Corp.	7.3
Broadcom, Inc.	3.7
Limited Purpose Cash Investment Fund	2.2
Johnson & Johnson	2.1
JPMorgan Chase & Co.	1.9
Lam Research Corp.	1.5
Microsoft Corp.	1.4
GE Aerospace	1.3
Walmart, Inc.	1.3

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR Large Cap Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR Large Cap Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR Large Cap Momentum Style Fund

Class R6: QMORX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$16	0.32%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$563,636,549
  Total Number of Portfolio Holdings285
  Portfolio Turnover Rate (excludes certain derivatives, if any)49%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.5
Investment Companies	2.2
Materials	2.4
Energy	2.6
Consumer Staples	4.4
Consumer Discretionary	6.9
Communication Services	10.2
Health Care	10.8
Financials	11.7
Industrials	15.6
Information Technology	31.4

Top 10 Holdings

Table Summary
Security	% of Net Assets
Alphabet, Inc., Class A	7.3
NVIDIA Corp.	7.3
Broadcom, Inc.	3.7
Limited Purpose Cash Investment Fund	2.2
Johnson & Johnson	2.1
JPMorgan Chase & Co.	1.9
Lam Research Corp.	1.5
Microsoft Corp.	1.4
GE Aerospace	1.3
Walmart, Inc.	1.3

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR Large Cap Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR Large Cap Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR Small Cap Momentum Style Fund

Class I: ASMOX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$166,443,004
  Total Number of Portfolio Holdings638
  Portfolio Turnover Rate (excludes certain derivatives, if any)25%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.6
Communication Services	2.8
Real Estate	3.2
Investment Companies	4.4
Energy	5.1
Materials	5.7
Consumer Discretionary	7.0
Financials	10.6
Information Technology	16.1
Health Care	19.7
Industrials	21.5

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Bloom Energy Corp., Class A	1.8
EchoStar Corp., Class A	1.3
Fabrinet	1.1
Nextpower, Inc., Class A	1.0
Sterling Infrastructure, Inc.	1.0
Credo Technology Group Holding Ltd.	0.9
Hecla Mining Co.	0.8
Kratos Defense & Security Solutions, Inc.	0.8
TTM Technologies, Inc.	0.7

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR Small Cap Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR Small Cap Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR Small Cap Momentum Style Fund

Class N: ASMNX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$46	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$166,443,004
  Total Number of Portfolio Holdings638
  Portfolio Turnover Rate (excludes certain derivatives, if any)25%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.6
Communication Services	2.8
Real Estate	3.2
Investment Companies	4.4
Energy	5.1
Materials	5.7
Consumer Discretionary	7.0
Financials	10.6
Information Technology	16.1
Health Care	19.7
Industrials	21.5

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Bloom Energy Corp., Class A	1.8
EchoStar Corp., Class A	1.3
Fabrinet	1.1
Nextpower, Inc., Class A	1.0
Sterling Infrastructure, Inc.	1.0
Credo Technology Group Holding Ltd.	0.9
Hecla Mining Co.	0.8
Kratos Defense & Security Solutions, Inc.	0.8
TTM Technologies, Inc.	0.7

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR Small Cap Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR Small Cap Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR Small Cap Momentum Style Fund

Class R6: QSMRX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$28	0.53%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$166,443,004
  Total Number of Portfolio Holdings638
  Portfolio Turnover Rate (excludes certain derivatives, if any)25%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.6
Communication Services	2.8
Real Estate	3.2
Investment Companies	4.4
Energy	5.1
Materials	5.7
Consumer Discretionary	7.0
Financials	10.6
Information Technology	16.1
Health Care	19.7
Industrials	21.5

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Bloom Energy Corp., Class A	1.8
EchoStar Corp., Class A	1.3
Fabrinet	1.1
Nextpower, Inc., Class A	1.0
Sterling Infrastructure, Inc.	1.0
Credo Technology Group Holding Ltd.	0.9
Hecla Mining Co.	0.8
Kratos Defense & Security Solutions, Inc.	0.8
TTM Technologies, Inc.	0.7

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR Small Cap Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR Small Cap Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR International Momentum Style Fund

Class I: AIMOX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$207,060,847
  Total Number of Portfolio Holdings262
  Portfolio Turnover Rate (excludes certain derivatives, if any)36%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	4.2
Consumer Staples	3.0
Consumer Discretionary	3.2
Energy	3.3
Communication Services	4.0
Health Care	4.2
Utilities	6.5
Materials	7.4
Information Technology	9.4
Industrials	22.7
Financials	29.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	23.5
Canada	14.3
United Kingdom	11.1
United States	6.6
Germany	6.4
France	5.2
Italy	4.9
Netherlands	4.8
Spain	4.6
Switzerland	2.3
Others	14.0

Top 10 Holdings

Table Summary
Security	% of Net Assets
ASML Holding NV	3.8
Limited Purpose Cash Investment Fund	2.9
HSBC Holdings plc	2.2
Siemens Energy AG	1.7
UniCredit SpA	1.6
Shell plc	1.5
Rolls-Royce Holdings plc	1.4
Intesa Sanpaolo SpA	1.2
Royal Bank of Canada	1.2
AstraZeneca plc	1.2

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR International Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR International Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR International Momentum Style Fund

Class N: AIONX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$45	0.84%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$207,060,847
  Total Number of Portfolio Holdings262
  Portfolio Turnover Rate (excludes certain derivatives, if any)36%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	4.2
Consumer Staples	3.0
Consumer Discretionary	3.2
Energy	3.3
Communication Services	4.0
Health Care	4.2
Utilities	6.5
Materials	7.4
Information Technology	9.4
Industrials	22.7
Financials	29.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	23.5
Canada	14.3
United Kingdom	11.1
United States	6.6
Germany	6.4
France	5.2
Italy	4.9
Netherlands	4.8
Spain	4.6
Switzerland	2.3
Others	14.0

Top 10 Holdings

Table Summary
Security	% of Net Assets
ASML Holding NV	3.8
Limited Purpose Cash Investment Fund	2.9
HSBC Holdings plc	2.2
Siemens Energy AG	1.7
UniCredit SpA	1.6
Shell plc	1.5
Rolls-Royce Holdings plc	1.4
Intesa Sanpaolo SpA	1.2
Royal Bank of Canada	1.2
AstraZeneca plc	1.2

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR International Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR International Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR International Momentum Style Fund

Class R6: QIORX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$26	0.48%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$207,060,847
  Total Number of Portfolio Holdings262
  Portfolio Turnover Rate (excludes certain derivatives, if any)36%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	4.2
Consumer Staples	3.0
Consumer Discretionary	3.2
Energy	3.3
Communication Services	4.0
Health Care	4.2
Utilities	6.5
Materials	7.4
Information Technology	9.4
Industrials	22.7
Financials	29.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	23.5
Canada	14.3
United Kingdom	11.1
United States	6.6
Germany	6.4
France	5.2
Italy	4.9
Netherlands	4.8
Spain	4.6
Switzerland	2.3
Others	14.0

Top 10 Holdings

Table Summary
Security	% of Net Assets
ASML Holding NV	3.8
Limited Purpose Cash Investment Fund	2.9
HSBC Holdings plc	2.2
Siemens Energy AG	1.7
UniCredit SpA	1.6
Shell plc	1.5
Rolls-Royce Holdings plc	1.4
Intesa Sanpaolo SpA	1.2
Royal Bank of Canada	1.2
AstraZeneca plc	1.2

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR International Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR International Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR Large Cap Defensive Style Fund

Class I: AUEIX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$20	0.38%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,347,944,649
  Total Number of Portfolio Holdings145
  Portfolio Turnover Rate (excludes certain derivatives, if any)14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.6
Investment Companies	1.8
Utilities	2.2
Energy	6.5
Consumer Discretionary	7.5
Communication Services	10.7
Health Care	12.7
Industrials	13.9
Information Technology	14.2
Financials	14.7
Consumer Staples	15.4

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	1.8
United Therapeutics Corp.	1.8
Exxon Mobil Corp.	1.7
Kroger Co. (The)	1.6
AT&T, Inc.	1.6
Adobe, Inc.	1.6
Microsoft Corp.	1.6
Verizon Communications, Inc.	1.5
Costco Wholesale Corp.	1.5
Johnson & Johnson	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Defensive Style Fund

Class N: AUENX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$34	0.66%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,347,944,649
  Total Number of Portfolio Holdings145
  Portfolio Turnover Rate (excludes certain derivatives, if any)14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.6
Investment Companies	1.8
Utilities	2.2
Energy	6.5
Consumer Discretionary	7.5
Communication Services	10.7
Health Care	12.7
Industrials	13.9
Information Technology	14.2
Financials	14.7
Consumer Staples	15.4

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	1.8
United Therapeutics Corp.	1.8
Exxon Mobil Corp.	1.7
Kroger Co. (The)	1.6
AT&T, Inc.	1.6
Adobe, Inc.	1.6
Microsoft Corp.	1.6
Verizon Communications, Inc.	1.5
Costco Wholesale Corp.	1.5
Johnson & Johnson	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Large Cap Defensive Style Fund

Class R6: QUERX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$16	0.31%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,347,944,649
  Total Number of Portfolio Holdings145
  Portfolio Turnover Rate (excludes certain derivatives, if any)14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.6
Investment Companies	1.8
Utilities	2.2
Energy	6.5
Consumer Discretionary	7.5
Communication Services	10.7
Health Care	12.7
Industrials	13.9
Information Technology	14.2
Financials	14.7
Consumer Staples	15.4

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	1.8
United Therapeutics Corp.	1.8
Exxon Mobil Corp.	1.7
Kroger Co. (The)	1.6
AT&T, Inc.	1.6
Adobe, Inc.	1.6
Microsoft Corp.	1.6
Verizon Communications, Inc.	1.5
Costco Wholesale Corp.	1.5
Johnson & Johnson	1.5

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR International Defensive Style Fund

Class I: ANDIX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$36	0.63%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$93,557,836
  Total Number of Portfolio Holdings187
  Portfolio Turnover Rate (excludes certain derivatives, if any)16%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.5
Investment Companies	3.1
Utilities	4.8
Health Care	7.3
Consumer Discretionary	8.2
Energy	9.0
Industrials	9.2
Information Technology	10.2
Communication Services	12.0
Financials	13.6
Consumer Staples	17.4

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	19.9
Canada	13.4
United Kingdom	9.9
France	7.5
Australia	7.2
United States	6.8
Germany	5.5
Netherlands	4.1
Switzerland	3.9
Hong Kong	3.5
Others	16.6

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.1
Dassault Aviation SA	1.4
Hoya Corp.	1.4
Obic Co. Ltd.	1.4
Industria de Diseno Textil SA	1.4
Wesfarmers Ltd.	1.4
United Overseas Bank Ltd.	1.4
Iberdrola SA	1.4
Telstra Group Ltd.	1.4
Koninklijke Ahold Delhaize NV	1.4

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR International Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR International Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR International Defensive Style Fund

Class N: ANDNX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$48	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$93,557,836
  Total Number of Portfolio Holdings187
  Portfolio Turnover Rate (excludes certain derivatives, if any)16%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.5
Investment Companies	3.1
Utilities	4.8
Health Care	7.3
Consumer Discretionary	8.2
Energy	9.0
Industrials	9.2
Information Technology	10.2
Communication Services	12.0
Financials	13.6
Consumer Staples	17.4

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	19.9
Canada	13.4
United Kingdom	9.9
France	7.5
Australia	7.2
United States	6.8
Germany	5.5
Netherlands	4.1
Switzerland	3.9
Hong Kong	3.5
Others	16.6

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.1
Dassault Aviation SA	1.4
Hoya Corp.	1.4
Obic Co. Ltd.	1.4
Industria de Diseno Textil SA	1.4
Wesfarmers Ltd.	1.4
United Overseas Bank Ltd.	1.4
Iberdrola SA	1.4
Telstra Group Ltd.	1.4
Koninklijke Ahold Delhaize NV	1.4

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR International Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR International Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR International Defensive Style Fund

Class R6: ANDRX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly. This report describes changes to the Fund that occurred after the end of the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.51%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$93,557,836
  Total Number of Portfolio Holdings187
  Portfolio Turnover Rate (excludes certain derivatives, if any)16%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	3.5
Investment Companies	3.1
Utilities	4.8
Health Care	7.3
Consumer Discretionary	8.2
Energy	9.0
Industrials	9.2
Information Technology	10.2
Communication Services	12.0
Financials	13.6
Consumer Staples	17.4

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	19.9
Canada	13.4
United Kingdom	9.9
France	7.5
Australia	7.2
United States	6.8
Germany	5.5
Netherlands	4.1
Switzerland	3.9
Hong Kong	3.5
Others	16.6

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.1
Dassault Aviation SA	1.4
Hoya Corp.	1.4
Obic Co. Ltd.	1.4
Industria de Diseno Textil SA	1.4
Wesfarmers Ltd.	1.4
United Overseas Bank Ltd.	1.4
Iberdrola SA	1.4
Telstra Group Ltd.	1.4
Koninklijke Ahold Delhaize NV	1.4

How has the Fund changed?

This is a summary of certain changes to the Fund after March 31, 2026.

Effective May 4, 2026, the Fund was reorganized into another series of the Trust, the AQR International Multi-Style Fund, pursuant to an Agreement and Plan of Reorganization approved by the Fund's Board of Trustees (the "Reorganization"). As a result of the Reorganization, the AQR International Multi-Style Fund is the legal and accounting survivor.

Availability of Additional Information

Additional information for the Fund prior to its Reorganization is available at 1-866-290-2688, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

AQR Global Equity Fund

Class I: AQGIX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.79%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$533,196,607
  Total Number of Portfolio Holdings354
  Portfolio Turnover Rate (excludes certain derivatives, if any)57%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.9
Materials	2.7
Consumer Staples	4.2
Investment Companies	7.2
Consumer Discretionary	7.2
Communication Services	7.4
Energy	7.5
Health Care	7.8
Industrials	10.2
Financials	18.6
Information Technology	23.4

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	72.7
Japan	5.3
United Kingdom	4.1
France	3.0
Germany	2.7
Canada	2.6
Netherlands	2.1
Spain	1.6
Italy	1.0
Australia	0.9
Others	1.1

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
NVIDIA Corp.	4.3
Microsoft Corp.	4.0
Apple, Inc.	3.0
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.4
Amazon.com, Inc.	2.4
Alphabet, Inc., Class A	2.0
Exxon Mobil Corp.	1.9
Broadcom, Inc.	1.7
Alphabet, Inc., Class C	1.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Global Equity Fund

Class N: AQGNX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$53	1.04%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$533,196,607
  Total Number of Portfolio Holdings354
  Portfolio Turnover Rate (excludes certain derivatives, if any)57%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.9
Materials	2.7
Consumer Staples	4.2
Investment Companies	7.2
Consumer Discretionary	7.2
Communication Services	7.4
Energy	7.5
Health Care	7.8
Industrials	10.2
Financials	18.6
Information Technology	23.4

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	72.7
Japan	5.3
United Kingdom	4.1
France	3.0
Germany	2.7
Canada	2.6
Netherlands	2.1
Spain	1.6
Italy	1.0
Australia	0.9
Others	1.1

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
NVIDIA Corp.	4.3
Microsoft Corp.	4.0
Apple, Inc.	3.0
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.4
Amazon.com, Inc.	2.4
Alphabet, Inc., Class A	2.0
Exxon Mobil Corp.	1.9
Broadcom, Inc.	1.7
Alphabet, Inc., Class C	1.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Global Equity Fund

Class R6: AQGRX

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2025 to March 31, 2026.You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.70%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$533,196,607
  Total Number of Portfolio Holdings354
  Portfolio Turnover Rate (excludes certain derivatives, if any)57%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of March 31, 2026, excluding derivatives. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.9
Materials	2.7
Consumer Staples	4.2
Investment Companies	7.2
Consumer Discretionary	7.2
Communication Services	7.4
Energy	7.5
Health Care	7.8
Industrials	10.2
Financials	18.6
Information Technology	23.4

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	72.7
Japan	5.3
United Kingdom	4.1
France	3.0
Germany	2.7
Canada	2.6
Netherlands	2.1
Spain	1.6
Italy	1.0
Australia	0.9
Others	1.1

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
NVIDIA Corp.	4.3
Microsoft Corp.	4.0
Apple, Inc.	3.0
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.4
Amazon.com, Inc.	2.4
Alphabet, Inc., Class A	2.0
Exxon Mobil Corp.	1.9
Broadcom, Inc.	1.7
Alphabet, Inc., Class C	1.7

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the 1940 Act.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Semi-Annual Report
March 31, 2026 (Unaudited)
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style II Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Global Equity Fund

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
7
AQR International Multi-Style Fund
..................................................................
15
AQR Emerging Multi-Style II Fund
...................................................................
19
AQR Large Cap Momentum Style Fund
...............................................................
23
AQR Small Cap Momentum Style Fund
...............................................................
29
AQR International Momentum Style Fund
..............................................................
38
AQR Large Cap Defensive Style Fund
................................................................
42
AQR International Defensive Style Fund
...............................................................
46
AQR Global Equity Fund
..........................................................................
50
Financial Statements and Notes
........................................................................
59
Other Information (Unaudited)
.........................................................................
107

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Communication Services - 9 .0%
Diversified Telecommunication Services - 1 .7%
AT&T, Inc.
438,748 12,719,304
Verizon Communications, Inc.
149,743 7,517,099
20,236,403
Entertainment - 1 .2%
Electronic Arts, Inc.
33,465 6,822,509
ROBLOX Corp., Class A *
8,648 489,131
Roku, Inc., Class A *
30,774 2,911,836
Spotify Technology SA *
5,624 2,727,134
Warner Bros Discovery, Inc. *
11,920 327,323
13,277,933
Interactive Media & Services - 5 .5%
Alphabet, Inc., Class A
90,880 26,133,453
Alphabet, Inc., Class C
38,252 10,972,969
Match Group, Inc.
134,295 4,124,200
Meta Platforms, Inc., Class A
38,724 22,155,162
Pinterest, Inc., Class A *
35,939 659,121
64,044,905
Media - 0 .2%
Versant Media Group, Inc. * 72,959 2,700,942
Wireless Telecommunication Services - 0 .4%
Millicom International Cellular SA
(Guatemala) 64,248 4,814,745
Total Communication Services 105,074,928
Consumer Discretionary - 9 .9%
Automobile Components - 0 .3%
Lear Corp. 32,189 3,897,444
Automobiles - 1 .5%
General Motors Co.
105,978 7,895,361
Lucid Group, Inc. *
61,821 589,154
Tesla, Inc. *
22,712 8,443,186
16,927,701
Broadline Retail - 2 .6%
Amazon.com, Inc. *
105,192 21,908,338
Dillard's, Inc., Class A
5,980 3,421,218
Etsy, Inc. *
60,370 3,017,292
Macy's, Inc.
99,685 1,803,302
30,150,150
Diversified Consumer Services - 0 .0% †
H&R Block, Inc. 15,050 477,687
Hotels, Restaurants & Leisure - 3 .2%
Airbnb, Inc., Class A *
13,556 1,711,852
Booking Holdings, Inc.
3,864 16,268,677
Domino's Pizza, Inc.
17,391 6,239,717
Expedia Group, Inc.
38,901 8,981,852
Penn Entertainment, Inc. *
143,346 2,154,490
Travel + Leisure Co.
19,785 1,368,924
36,725,512
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 1 .9%
AutoNation, Inc. *
35,836 6,997,337
Best Buy Co., Inc.
21,515 1,381,263
Murphy USA, Inc.
6,289 3,106,577
Penske Automotive Group, Inc.
51,358 7,679,048
Wayfair, Inc., Class A *
34,221 2,573,762
21,737,987
Textiles, Apparel & Luxury Goods - 0 .4%
Deckers Outdoor Corp. * 50,195 5,024,018
Total Consumer Discretionary 114,940,499
Consumer Staples - 2 .9%
Beverages - 0 .1%
PepsiCo, Inc. 8,582 1,332,699
Consumer Staples Distribution & Retail - 1 .1%
Albertsons Cos., Inc., Class A
57,967 987,757
Dollar General Corp.
11,518 1,367,532
Kroger Co. (The)
79,194 5,730,478
Maplebear, Inc. *
29,785 1,115,746
Walmart, Inc.
33,685 4,186,372
13,387,885
Food Products - 0 .4%
Seaboard Corp. 783 4,427,098
Tobacco - 1 .3%
Altria Group, Inc. 225,303 14,867,745
Total Consumer Staples 34,015,427
Energy - 3 .9%
Energy Equipment & Services - 1 .1%
NOV, Inc.
213,544 4,016,762
TechnipFMC plc (United Kingdom)
134,867 9,323,356
13,340,118
Oil, Gas & Consumable Fuels - 2 .8%
APA Corp.
64,795 2,749,900
Coterra Energy, Inc.
43,800 1,539,132
Devon Energy Corp.
66,841 3,363,439
Expand Energy Corp.
10,592 1,162,790
Exxon Mobil Corp.
90,960 15,432,274
HF Sinclair Corp.
87,788 5,477,093
Valero Energy Corp.
10,211 2,522,934
32,247,562
Total Energy 45,587,680
Financials - 13 .2%
Banks - 3 .3%
Bank OZK
100,630 4,617,911
BOK Financial Corp.
11,651 1,492,027
Citigroup, Inc.
69,389 7,869,406
Citizens Financial Group, Inc.
69,794 4,185,546
Fifth Third Bancorp
9,911 460,465
First Hawaiian, Inc.
16,989 418,609
FNB Corp.
25,005 418,084
JPMorgan Chase & Co.
14,700 4,324,152

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
3
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 3.3% (continued)
Popular, Inc.
75,362 10,111,319
US Bancorp
28,919 1,504,077
Zions Bancorp NA
59,477 3,427,065
38,828,661
Capital Markets - 1 .4%
Bank of New York Mellon Corp.
(The) 70,270 8,336,130
Invesco Ltd.
137,133 3,330,961
State Street Corp.
21,853 2,765,716
XP, Inc., Class A (Brazil)
71,733 1,365,796
15,798,603
Consumer Finance - 0 .9%
Ally Financial, Inc.
8,547 335,299
Capital One Financial Corp.
1,818 331,657
Synchrony Financial
138,241 9,403,153
10,070,109
Financial Services - 1 .6%
Berkshire Hathaway, Inc., Class B *
5,230 2,506,216
Global Payments, Inc.
14,577 981,032
Mastercard, Inc., Class A
655 327,277
MGIC Investment Corp.
271,652 7,130,865
Visa, Inc., Class A
4,773 1,442,592
Western Union Co. (The)
725,419 6,332,908
18,720,890
Insurance - 6 .0%
Allstate Corp. (The)
43,131 8,942,782
Arch Capital Group Ltd. *
3,934 377,625
Assurant, Inc.
2,455 534,724
Assured Guaranty Ltd.
10,974 894,161
Axis Capital Holdings Ltd.
119,619 12,130,563
CNA Financial Corp.
84,187 3,865,867
Everest Group Ltd.
30,124 9,846,029
Globe Life, Inc.
13,242 1,842,889
Hanover Insurance Group, Inc.
(The) 13,048 2,261,871
Hartford Insurance Group, Inc. (The)
49,516 6,696,049
MetLife, Inc.
9,641 681,811
Old Republic International Corp.
163,723 6,532,548
Reinsurance Group of America, Inc.
3,081 629,017
RenaissanceRe Holdings Ltd.
15,450 4,592,203
Travelers Cos., Inc. (The)
2,477 722,491
Unum Group
134,753 9,841,012
70,391,642
Total Financials 153,809,905
Health Care - 10 .0%
Biotechnology - 3 .0%
AbbVie, Inc.
14,751 3,208,195
Alnylam Pharmaceuticals, Inc. *
12,944 4,282,781
Biogen, Inc. *
7,224 1,324,376
BioMarin Pharmaceutical, Inc. *
28,873 1,631,036
Exelixis, Inc. *
127,731 5,478,383
INVESTMENTS SHARES VALUE ($)
Biotechnology - 3.0% (continued)
Gilead Sciences, Inc.
48,018 6,692,269
Halozyme Therapeutics, Inc. *
35,778 2,312,332
Incyte Corp. *
42,895 4,037,277
Regeneron Pharmaceuticals, Inc.
6,494 5,017,524
United Therapeutics Corp. *
2,259 1,339,542
35,323,715
Health Care Providers & Services - 3 .0%
Cardinal Health, Inc.
23,002 4,860,553
Centene Corp. *
201,535 6,598,256
Cigna Group (The)
27,185 7,251,599
CVS Health Corp.
32,059 2,302,477
Elevance Health, Inc.
16,276 4,764,799
McKesson Corp.
9,534 8,250,342
Tenet Healthcare Corp. *
2,949 556,506
34,584,532
Health Care Technology - 0 .3%
Veeva Systems, Inc., Class A * 22,213 3,901,935
Life Sciences Tools & Services - 0 .8%
Illumina, Inc. *
17,332 2,136,342
Medpace Holdings, Inc. *
13,985 6,715,457
8,851,799
Pharmaceuticals - 2 .9%
Bristol-Myers Squibb Co.
64,869 3,934,305
Eli Lilly & Co.
13,516 12,431,611
Johnson & Johnson
36,366 8,889,305
Merck & Co., Inc.
38,297 4,606,746
Pfizer, Inc.
75,930 2,132,115
Royalty Pharma plc, Class A
29,499 1,415,067
33,409,149
Total Health Care 116,071,130
Industrials - 9 .8%
Aerospace & Defense - 5 .0%
ATI, Inc. *
3,575 520,019
Carpenter Technology Corp.
980 386,267
Curtiss-Wright Corp.
9,452 6,437,946
GE Aerospace
29,744 8,440,455
General Dynamics Corp.
32,363 11,107,629
Howmet Aerospace, Inc.
37,094 8,548,683
Huntington Ingalls Industries, Inc.
3,623 1,376,378
L3Harris Technologies, Inc.
2,611 901,187
RTX Corp.
47,810 9,222,549
Textron, Inc.
112,935 9,888,589
Woodward, Inc.
4,244 1,519,012
58,348,714
Construction & Engineering - 0 .4%
EMCOR Group, Inc.
4,233 3,125,266
Valmont Industries, Inc.
2,471 987,338
4,112,604

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1 .8%
Acuity, Inc.
29,092 8,152,160
GE Vernova, Inc.
12,871 11,235,096
Sensata Technologies Holding plc
50,726 1,786,570
21,173,826
Ground Transportation - 0 .4%
Norfolk Southern Corp.
4,517 1,296,379
Ryder System, Inc.
15,452 3,163,179
4,459,558
Machinery - 1 .9%
Allison Transmission Holdings, Inc.
70,084 8,204,033
Cummins, Inc.
5,311 2,857,424
Gates Industrial Corp. plc *
21,228 479,965
Mueller Industries, Inc.
7,785 862,578
Oshkosh Corp.
28,905 4,255,105
Snap-on, Inc.
16,004 5,812,973
22,472,078
Professional Services - 0 .2%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 1,918,914
Concentrix Corp.
19,369 529,936
2,448,850
Trading Companies & Distributors - 0 .1%
Air Lease Corp., Class A
5,291 343,597
WESCO International, Inc.
2,114 578,433
922,030
Total Industrials 113,937,660
Information Technology - 33 .6%
Communications Equipment - 1 .7%
Arista Networks, Inc. *
53,709 6,594,391
Cisco Systems, Inc.
89,053 6,909,622
F5, Inc. *
8,105 2,345,020
Ubiquiti, Inc.
5,982 4,727,515
20,576,548
Electronic Equipment, Instruments & Components - 1 .7%
Amphenol Corp., Class A
13,676 1,727,962
Arrow Electronics, Inc. *
34,780 4,987,800
Avnet, Inc.
49,766 3,066,581
Jabil, Inc.
18,050 4,794,621
TD SYNNEX Corp.
29,356 4,952,651
19,529,615
IT Services - 1 .0%
Accenture plc, Class A
19,535 3,873,595
DXC Technology Co. *
43,908 551,924
Kyndryl Holdings, Inc. *
25,734 337,630
MongoDB, Inc., Class A *
15,203 3,721,238
Snowflake, Inc., Class A *
20,428 3,080,951
11,565,338
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 13 .3%
Advanced Micro Devices, Inc. *
12,836 2,611,227
Applied Materials, Inc.
16,038 5,481,628
Broadcom, Inc.
79,915 24,734,492
Cirrus Logic, Inc. *
31,310 4,528,052
Lam Research Corp.
32,289 6,898,868
Micron Technology, Inc.
58,276 19,687,964
NVIDIA Corp.
500,645 87,312,488
Qorvo, Inc. *
9,222 713,783
QUALCOMM, Inc.
19,055 2,453,903
Skyworks Solutions, Inc.
10,533 564,042
154,986,447
Software - 9 .4%
Adobe, Inc. *
46,144 11,216,683
AppLovin Corp., Class A *
5,521 2,197,358
Atlassian Corp., Class A *
72,812 4,969,419
Autodesk, Inc. *
5,013 1,200,112
Dropbox, Inc., Class A *
89,254 2,027,851
Elastic NV *
50,220 2,510,498
Fortinet, Inc. *
8,864 724,366
HubSpot, Inc. *
15,476 3,777,692
Microsoft Corp.
129,624 47,982,916
Nutanix, Inc., Class A *
70,068 2,663,285
Palantir Technologies, Inc., Class A *
38,993 5,703,896
Pegasystems, Inc.
76,636 3,261,628
RingCentral, Inc., Class A
32,083 1,193,167
ServiceNow, Inc. *
26,354 2,755,311
Teradata Corp. *
187,085 4,794,988
UiPath, Inc., Class A *
231,746 2,572,381
Zoom Communications, Inc., Class
A * 119,537 9,609,579
109,161,130
Technology Hardware, Storage & Peripherals - 6 .5%
Apple, Inc.
229,434 58,228,055
Dell Technologies, Inc., Class C
16,763 2,751,311
HP, Inc.
322,036 6,186,311
NetApp, Inc.
6,674 683,351
Western Digital Corp.
29,136 7,880,997
75,730,025
Total Information Technology 391,549,103
Materials - 2 .1%
Chemicals - 0 .7%
Albemarle Corp.
16,188 2,906,232
CF Industries Holdings, Inc.
35,194 4,569,589
FMC Corp.
28,866 497,072
Mosaic Co. (The)
19,361 493,705
8,466,598
Metals & Mining - 1 .4%
Alcoa Corp.
44,047 2,921,638
Anglogold Ashanti plc (Australia)
14,008 1,363,819
Newmont Corp.
89,554 9,694,220
Nucor Corp.
2,013 340,398

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
5
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.4% (continued)
Royal Gold, Inc.
4,542 1,155,894
15,475,969
Total Materials 23,942,567
Utilities - 0 .6%
Electric Utilities - 0 .1%
Edison International 16,368 1,197,810
Gas Utilities - 0 .4%
National Fuel Gas Co.
34,634 3,254,211
UGI Corp.
41,840 1,523,813
4,778,024
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) 102,034 1,437,659
Total Utilities 7,413,493
TOTAL COMMON STOCKS
(Cost $620,618,410) 1,106,342,392
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4 .4%
Limited Purpose Cash Investment
Fund, 3.65% (a)
(Cost $51,669,399) 51,669,399 51,669,399
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $672,287,809) 1,158,011,791
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% ‡ 7,541,884
NET ASSETS - 100.0% 1,165,553,675
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 105,074,928 9 .0%
Consumer Discretionary 114,940,499 9 .9
Consumer Staples 34,015,427 2 .9
Energy 45,587,680 3 .9
Financials 153,809,905 13 .2
Health Care 116,071,130 10 .0
Industrials 113,937,660 9 .8
Information Technology 391,549,103 33 .6
Materials 23,942,567 2 .1
Utilities 7,413,493 0 .6
Investment Companies 51,669,399 4 .4
Total Investments In Securities
At Value 1,158,011,791 99 .4
Other Assets in Excess of
Liabilities ‡ 7,541,884 0 .6
Net Assets
$ 1,165,553,675 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 141 6/2026 USD $ 46,323,788 $ (815,643)
Net unrealized depreciation $ (815,643)

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 5,884,047 $ 5,884,047

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2026
7
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 92.0%
Communication Services - 2 .4%
Diversified Telecommunication Services - 0 .8%
Bandwidth, Inc., Class A *
9,134 162,768
Globalstar, Inc. *
2,064 137,091
IDT Corp., Class B
11,759 577,367
Lumen Technologies, Inc. *
40,197 279,369
1,156,595
Entertainment - 0 .1%
IMAX Corp. *
1,317 50,059
Playtika Holding Corp.
48,308 134,296
184,355
Interactive Media & Services - 0 .7%
Cargurus, Inc., Class A *
6,208 211,382
EverQuote, Inc., Class A *
18,805 289,973
Travelzoo *
60,486 358,077
Yelp, Inc., Class A *
5,369 132,829
Ziff Davis, Inc. *
1,108 46,492
1,038,753
Media - 0 .7%
AMC Networks, Inc., Class A *
18,161 123,313
Gray Media, Inc.
49,362 214,231
Nexxen International Ltd. (Israel) *
93,125 607,175
USA TODAY Co., Inc. *
18,446 130,045
1,074,764
Wireless Telecommunication Services - 0 .1%
Telephone and Data Systems, Inc. 4,883 205,574
Total Communication Services 3,660,041
Consumer Discretionary - 7 .4%
Automobile Components - 1 .6%
Dana, Inc.
5,399 181,676
Dauch Corp. *
54,360 322,355
Garrett Motion, Inc. (Switzerland)
27,214 494,479
Motorcar Parts of America, Inc. *
21,237 234,881
Patrick Industries, Inc.
3,027 336,209
Strattec Security Corp. *
7,271 569,610
Visteon Corp.
2,290 208,642
2,347,852
Diversified Consumer Services - 2 .1%
American Public Education, Inc. *
14,197 807,525
Coursera, Inc. *
76,939 447,785
Covista, Inc. *
2,445 281,786
Graham Holdings Co., Class B
42 44,405
Perdoceo Education Corp.
32,113 1,194,925
Stride, Inc. *
3,904 344,216
3,120,642
Hotels, Restaurants & Leisure - 0 .8%
Bloomin' Brands, Inc.
43,031 232,367
Brinker International, Inc. *
2,273 324,516
Dine Brands Global, Inc.
4,103 107,663
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.8% (continued)
El Pollo Loco Holdings, Inc. *
8,359 115,856
Monarch Casino & Resort, Inc.
646 61,758
RCI Hospitality Holdings, Inc.
2,387 54,447
Rush Street Interactive, Inc. *
6,903 150,140
Sabre Corp. *
63,720 92,394
Super Group SGHC Ltd. (Guernsey)
9,056 97,805
1,236,946
Household Durables - 0 .7%
Century Communities, Inc.
659 37,813
Flexsteel Industries, Inc.
1,150 51,681
KB Home
955 49,421
Leggett & Platt, Inc.
4,501 44,470
M/I Homes, Inc. *
3,179 389,268
Taylor Morrison Home Corp., Class
A * 6,215 361,962
Tri Pointe Homes, Inc. *
3,297 154,069
1,088,684
Leisure Products - 0 .1%
Acushnet Holdings Corp. 1,421 132,835
Specialty Retail - 1 .6%
Abercrombie & Fitch Co., Class A *
549 50,162
Academy Sports & Outdoors, Inc.
1,323 74,683
America's Car-Mart, Inc. *
2,951 37,566
Asbury Automotive Group, Inc. *
1,971 385,153
Build-A-Bear Workshop, Inc.
1,920 71,904
Designer Brands, Inc., Class A
11,350 64,581
Genesco, Inc. *
2,327 67,460
Group 1 Automotive, Inc.
2,004 662,583
Petco Health & Wellness Co., Inc.,
Class A * 31,538 87,676
Sally Beauty Holdings, Inc. *
9,330 129,221
Signet Jewelers Ltd.
4,375 370,300
Sonic Automotive, Inc., Class A
696 47,725
Upbound Group, Inc.
4,505 81,315
Urban Outfitters, Inc. *
3,700 234,395
2,364,724
Textiles, Apparel & Luxury Goods - 0 .5%
Capri Holdings Ltd. *
5,482 96,593
Figs, Inc., Class A *
17,561 259,376
G-III Apparel Group Ltd.
12,955 358,853
Rocky Brands, Inc.
1,633 63,230
778,052
Total Consumer Discretionary 11,069,735
Consumer Staples - 3 .7%
Beverages - 0 .2%
Vita Coco Co., Inc. (The) * 5,335 255,600
Consumer Staples Distribution & Retail - 0 .9%
Ingles Markets, Inc., Class A
7,717 693,681
United Natural Foods, Inc. *
12,921 582,220
Village Super Market, Inc., Class A
1,242 52,450

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 0.9% (continued)
Weis Markets, Inc.
645 44,112
1,372,463
Food Products - 1 .6%
Cal-Maine Foods, Inc.
4,729 374,300
Dole plc
6,896 98,544
Fresh Del Monte Produce, Inc.
27,114 1,091,610
John B Sanfilippo & Son, Inc.
1,859 147,475
Seneca Foods Corp., Class A *
3,894 588,461
2,300,390
Personal Care Products - 0 .6%
Interparfums, Inc.
6,560 595,910
Lifevantage Corp.
14,150 61,128
Niagen Bioscience, Inc. *
34,236 150,981
Nu Skin Enterprises, Inc., Class A
19,301 140,511
948,530
Tobacco - 0 .4%
Turning Point Brands, Inc.
6,955 603,624
Universal Corp.
811 42,740
646,364
Total Consumer Staples 5,523,347
Energy - 7 .9%
Energy Equipment & Services - 3 .6%
Bristow Group, Inc.
5,263 246,782
Expro Group Holdings NV *
6,046 105,261
Forum Energy Technologies, Inc. *
4,992 292,831
Nabors Industries Ltd. *
7,125 613,177
National Energy Services Reunited
Corp. * 10,590 227,367
Oceaneering International, Inc. *
2,987 105,949
Oil States International, Inc. *
24,143 281,025
Patterson-UTI Energy, Inc.
41,354 447,864
ProFrac Holding Corp., Class A *
87,787 544,279
ProPetro Holding Corp. *
12,623 181,897
Ranger Energy Services, Inc., Class
A 40,809 699,466
RPC, Inc.
16,721 118,385
TETRA Technologies, Inc. *
23,096 196,778
Tidewater, Inc. *
4,474 373,803
Transocean Ltd. *
106,728 707,607
Valaris Ltd. *
2,930 287,257
5,429,728
Oil, Gas & Consumable Fuels - 4 .3%
Ardmore Shipping Corp. (Ireland)
19,943 304,131
DHT Holdings, Inc.
8,102 148,024
Dorian LPG Ltd.
7,568 258,826
Green Plains, Inc. *
23,119 380,308
Gulfport Energy Corp. *
992 209,877
Infinity Natural Resources, Inc.,
Class A * 4,187 73,733
Navigator Holdings Ltd.
10,396 200,955
Par Pacific Holdings, Inc. *
12,973 812,629
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 4.3% (continued)
Peabody Energy Corp.
16,710 550,594
REX American Resources Corp. *
1,522 69,358
Riley Exploration Permian, Inc.
1,565 57,044
SandRidge Energy, Inc.
14,982 244,356
Scorpio Tankers, Inc. (Monaco)
9,931 741,448
SM Energy Co.
14,398 448,930
Teekay Corp. Ltd.
22,416 273,699
Teekay Tankers Ltd., Class A
(Canada) 21,789 1,597,569
6,371,481
Total Energy 11,801,209
Financials - 15 .7%
Banks - 7 .7%
1st Source Corp.
4,426 306,323
Amalgamated Financial Corp.
5,637 219,110
Ameris Bancorp
1,291 100,685
Associated Banc-Corp.
2,189 56,608
Atlantic Union Bankshares Corp.
1,580 56,469
Bancorp, Inc. (The) *
3,304 177,524
BankUnited, Inc.
2,616 118,139
Bankwell Financial Group, Inc.
2,779 134,837
Bar Harbor Bankshares
1,817 58,962
Carter Bankshares, Inc. *
2,321 54,126
Cathay General Bancorp
6,118 305,043
Central Pacific Financial Corp.
12,228 390,807
CNB Financial Corp.
5,285 153,054
Community Trust Bancorp, Inc.
2,437 147,975
ConnectOne Bancorp, Inc.
2,825 75,625
Customers Bancorp, Inc. *
6,801 472,057
Enterprise Financial Services Corp.
770 41,665
Farmers National Banc Corp.
7,617 100,240
First Busey Corp.
1,737 43,894
First Community Bankshares, Inc.
2,210 91,759
First Financial Bancorp
3,104 86,539
First Financial Corp.
13,265 838,348
First Merchants Corp.
5,789 224,208
First Mid Bancshares, Inc.
2,209 90,989
Flushing Financial Corp.
2,844 43,684
Fulton Financial Corp.
5,753 117,016
Great Southern Bancorp, Inc.
7,773 490,709
Hancock Whitney Corp.
2,585 164,380
Hanmi Financial Corp.
21,357 562,970
Heritage Commerce Corp.
2,735 34,133
Heritage Financial Corp.
1,781 46,306
Home Bancorp, Inc.
2,626 159,083
Hope Bancorp, Inc.
13,408 149,767
Independent Bank Corp.
7,384 245,887
International Bancshares Corp.
10,172 684,474
Mercantile Bank Corp.
4,280 216,140
Metropolitan Bank Holding Corp.
6,357 529,475
NBT Bancorp, Inc.
2,515 107,089
Northeast Bank
832 93,492
Northfield Bancorp, Inc.
10,606 143,605

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
9
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 7.7% (continued)
Northrim Bancorp, Inc.
2,113 48,345
OceanFirst Financial Corp.
10,408 187,760
OFG Bancorp
3,824 154,719
Old Second Bancorp, Inc.
3,362 67,778
Origin Bancorp, Inc.
3,000 124,380
Pathward Financial, Inc.
611 54,520
Peapack-Gladstone Financial Corp.
7,131 251,082
Peoples Bancorp, Inc.
1,472 48,385
Provident Financial Services, Inc.
4,829 102,182
S&T Bancorp, Inc.
2,044 85,500
Shore Bancshares, Inc.
13,964 260,848
SmartFinancial, Inc.
4,060 158,665
South Plains Financial, Inc.
1,487 62,305
Southern Missouri Bancorp, Inc.
2,063 131,908
Third Coast Bancshares, Inc. *
7,491 283,385
TrustCo Bank Corp.
5,633 246,613
UMB Financial Corp.
910 102,639
Univest Financial Corp.
12,927 442,879
Valley National Bancorp
21,204 260,385
WesBanco, Inc.
5,084 175,347
Westamerica Bancorp
1,648 85,943
11,468,764
Capital Markets - 0 .7%
Acadian Asset Management, Inc.
4,263 231,992
Diamond Hill Investment Group, Inc.
391 67,291
Donnelley Financial Solutions, Inc. *
4,172 196,668
StoneX Group, Inc. *
6,715 541,565
Virtus Investment Partners, Inc.
373 50,113
1,087,629
Consumer Finance - 1 .0%
Bread Financial Holdings, Inc.
8,392 628,477
Enova International, Inc. *
2,754 374,076
Green Dot Corp., Class A *
9,583 107,521
Oportun Financial Corp. *
39,294 181,145
Regional Management Corp.
2,906 93,719
World Acceptance Corp. *
612 82,644
1,467,582
Financial Services - 1 .6%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 8,338 425,905
International Money Express, Inc. *
4,163 65,776
Jackson Financial, Inc., Class A
8,481 896,611
NCR Atleos Corp. *
3,409 148,564
NewtekOne, Inc.
7,078 77,504
Onity Group, Inc. *
1,081 42,451
Pagseguro Digital Ltd., Class A
(Brazil) 57,260 573,745
Priority Technology Holdings, Inc. *
16,029 75,657
Radian Group, Inc.
1,481 48,992
Sezzle, Inc. *
660 41,771
2,396,976
INVESTMENTS SHARES VALUE ($)
Insurance - 4 .6%
American Coastal Insurance Corp.
12,239 137,689
Donegal Group, Inc., Class A
10,868 186,712
Employers Holdings, Inc.
8,357 343,807
Fidelis Insurance Holdings Ltd.
(United Kingdom) 34,389 657,174
Genworth Financial, Inc., Class A *
80,234 651,500
Hamilton Insurance Group Ltd.,
Class B 27,134 809,407
HCI Group, Inc.
1,802 278,607
Heritage Insurance Holdings, Inc. *
15,545 408,056
Horace Mann Educators Corp.
6,336 270,421
Investors Title Co.
446 96,934
James River Group Holdings, Inc.
41,787 263,258
Kingstone Cos., Inc.
4,564 66,498
Lemonade, Inc. *
824 51,648
Mercury General Corp.
6,336 558,518
ProAssurance Corp. *
2,603 64,346
Safety Insurance Group, Inc.
2,881 209,276
Selective Insurance Group, Inc.
4,313 325,157
SiriusPoint Ltd. *
7,840 168,874
Stewart Information Services Corp.
3,042 187,326
United Fire Group, Inc.
5,653 209,500
Universal Insurance Holdings, Inc.
25,761 879,996
6,824,704
Mortgage Real Estate Investment Trusts (REITs) - 0 .1%
Blackstone Mortgage Trust, Inc.,
Class A 9,163 175,472
Total Financials 23,421,127
Health Care - 16 .1%
Biotechnology - 9 .2%
ACADIA Pharmaceuticals, Inc. *
25,211 561,197
ADMA Biologics, Inc. *
29,668 267,309
Akebia Therapeutics, Inc. *
90,889 126,336
Alkermes plc *
31,888 1,127,560
Amicus Therapeutics, Inc. *
13,442 194,371
Arcutis Biotherapeutics, Inc. *
16,711 393,711
Arrowhead Pharmaceuticals, Inc. *
3,168 198,634
Atrium Therapeutics, Inc. *
472 6,311
Aurinia Pharmaceuticals, Inc.
(Canada) * 12,893 191,074
Bridgebio Pharma, Inc. *
5,470 406,202
CareDx, Inc. *
6,304 109,437
Catalyst Pharmaceuticals, Inc. *
45,441 1,125,119
Celcuity, Inc. *
397 45,314
Cogent Biosciences, Inc. *
7,058 271,662
Coherus Oncology, Inc. *
95,622 161,601
Compass Therapeutics, Inc. *
12,117 64,099
Emergent BioSolutions, Inc. *
24,011 199,291
Erasca, Inc. *
16,943 274,138
Fate Therapeutics, Inc. *
194,978 233,974
GRAIL, Inc. *
3,548 183,361
Ironwood Pharmaceuticals, Inc.,
Class A * 175,093 614,576
Keros Therapeutics, Inc. *
31,134 343,719

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.2% (continued)
Kodiak Sciences, Inc. *
3,492 133,115
Krystal Biotech, Inc. *
1,077 278,211
Kura Oncology, Inc. *
27,982 227,494
Madrigal Pharmaceuticals, Inc. *
966 505,672
Monte Rosa Therapeutics, Inc. *
16,710 274,879
Myriad Genetics, Inc. *
185,686 835,587
Novavax, Inc. *
22,321 181,693
Organogenesis Holdings, Inc., Class
A * 43,608 103,351
PDL BioPharma, Inc. (3)*
32,677 1,029
Praxis Precision Medicines, Inc. *
1,358 437,534
Precigen, Inc. *
19,956 77,230
PTC Therapeutics, Inc. *
9,964 678,847
Puma Biotechnology, Inc. *
103,175 659,288
Rhythm Pharmaceuticals, Inc. *
2,456 213,598
Rigel Pharmaceuticals, Inc. *
15,440 417,498
Rocket Pharmaceuticals, Inc. *
14,193 50,811
Soleno Therapeutics, Inc. *
2,071 69,337
Stoke Therapeutics, Inc. *
13,857 451,184
Tango Therapeutics, Inc. *
4,511 94,370
Taysha Gene Therapies, Inc. *
9,303 41,584
TG Therapeutics, Inc. *
13,045 433,355
Travere Therapeutics, Inc. *
5,791 172,051
UroGen Pharma Ltd. *
2,291 41,192
Veracyte, Inc. *
5,350 172,324
Vericel Corp. *
1,240 39,891
Vir Biotechnology, Inc. *
4,688 42,004
13,732,125
Health Care Equipment & Supplies - 0 .6%
Embecta Corp.
5,242 46,339
Lantheus Holdings, Inc. *
1,776 134,710
LeMaitre Vascular, Inc.
1,143 124,781
Outset Medical, Inc. *
36,503 140,172
Tactile Systems Technology, Inc. *
17,802 465,166
911,168
Health Care Providers & Services - 2 .9%
AdaptHealth Corp., Class A *
69,173 823,159
agilon health, Inc. *
8,326 65,860
Alignment Healthcare, Inc. *
23,968 422,316
Ardent Health, Inc. *
47,917 410,170
BrightSpring Health Services, Inc. *
1,431 60,975
Community Health Systems, Inc. *
39,730 116,806
CorVel Corp. *
7,221 394,628
Cross Country Healthcare, Inc. *
1,198 11,261
Ensign Group, Inc. (The)
3,439 692,959
GeneDx Holdings Corp. *
541 34,743
Guardant Health, Inc. *
1,542 142,435
Guardian Pharmacy Services, Inc.,
Class A * 1,944 73,211
Hims & Hers Health, Inc. *
3,815 79,199
Pediatrix Medical Group, Inc. *
43,760 936,026
Select Medical Holdings Corp.
2,793 45,498
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.9% (continued)
Viemed Healthcare, Inc. *
6,121 56,374
4,365,620
Health Care Technology - 0 .1%
OptimizeRx Corp. *
5,996 37,655
TruBridge, Inc. *
9,887 144,745
182,400
Life Sciences Tools & Services - 0 .1%
Adaptive Biotechnologies Corp. *
3,343 46,401
CryoPort, Inc. *
6,788 56,205
Ginkgo Bioworks Holdings, Inc. *
6,187 37,926
140,532
Pharmaceuticals - 3 .2%
Amneal Pharmaceuticals, Inc. *
60,740 754,998
Collegium Pharmaceutical, Inc. *
6,143 203,149
CorMedix, Inc. *
30,450 206,756
Harmony Biosciences Holdings,
Inc. * 27,886 781,087
Indivior Pharmaceuticals, Inc. *
19,245 586,588
Innoviva, Inc. *
21,298 496,243
Pacira BioSciences, Inc. *
16,161 365,239
Phibro Animal Health Corp., Class A
6,843 378,486
Prestige Consumer Healthcare,
Inc. * 653 38,703
SIGA Technologies, Inc.
81,844 437,865
Supernus Pharmaceuticals, Inc. *
1,151 59,495
Terns Pharmaceuticals, Inc. *
8,698 458,559
4,767,168
Total Health Care 24,099,013
Industrials - 17 .7%
Aerospace & Defense - 1 .9%
AAR Corp. *
1,965 215,089
AerSale Corp. *
15,301 95,172
Astronics Corp. *
6,775 452,096
Byrna Technologies, Inc. *
5,117 46,974
Ducommun, Inc. *
1,921 234,362
Intuitive Machines, Inc. *
5,855 108,669
Kratos Defense & Security
Solutions, Inc. * 5,904 416,291
Moog, Inc., Class A
1,353 395,942
National Presto Industries, Inc.
997 136,649
Park Aerospace Corp.
5,224 143,033
V2X, Inc. *
7,922 542,657
VSE Corp.
419 77,263
2,864,197
Air Freight & Logistics - 0 .1%
Hub Group, Inc., Class A 4,758 171,478

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
11
(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - 0 .8%
Apogee Enterprises, Inc.
5,518 185,074
Insteel Industries, Inc.
2,889 97,099
UFP Industries, Inc.
9,180 845,662
1,127,835
Commercial Services & Supplies - 1 .0%
ACCO Brands Corp.
49,554 148,662
Deluxe Corp.
7,331 201,896
Ennis, Inc.
4,970 106,457
GEO Group, Inc. (The) *
5,381 90,455
Healthcare Services Group, Inc. *
15,313 284,056
HNI Corp.
983 32,822
Interface, Inc., Class A
14,577 363,259
Quad/Graphics, Inc.
23,027 152,208
UniFirst Corp.
674 169,572
1,549,387
Construction & Engineering - 4 .1%
Argan, Inc.
2,566 1,397,572
Dycom Industries, Inc. *
1,025 347,291
Fluor Corp. *
23,152 1,080,041
Granite Construction, Inc.
390 46,753
IES Holdings, Inc. *
560 266,823
Matrix Service Co. *
5,834 66,974
MYR Group, Inc. *
1,745 492,648
NWPX Infrastructure, Inc. *
1,854 144,353
Orion Group Holdings, Inc. *
4,482 48,854
Primoris Services Corp.
3,276 468,599
Sterling Infrastructure, Inc. *
2,322 945,681
Tutor Perini Corp.
9,994 771,437
6,077,026
Electrical Equipment - 4 .1%
Allient, Inc.
3,855 227,792
American Superconductor Corp. *
1,364 46,171
Amprius Technologies, Inc. *
15,635 263,606
Array Technologies, Inc. *
31,057 224,542
Atkore, Inc.
5,558 327,422
Bloom Energy Corp., Class A *
10,378 1,406,115
EnerSys
2,157 374,714
Eos Energy Enterprises, Inc. *
13,661 67,759
LSI Industries, Inc.
2,172 40,399
Nextpower, Inc., Class A *
6,663 803,225
Powell Industries, Inc.
936 506,451
Power Solutions International, Inc. *
4,780 291,006
Preformed Line Products Co.
548 148,371
Shoals Technologies Group, Inc.,
Class A * 30,099 198,051
Sunrun, Inc. *
49,303 668,549
T1 Energy, Inc. (Norway) *
6,438 28,263
Vicor Corp. *
3,106 500,066
6,122,502
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .7%
ArcBest Corp.
1,552 152,655
Covenant Logistics Group, Inc.,
Class A 11,178 303,482
Hertz Global Holdings, Inc. *
139,221 641,809
1,097,946
Machinery - 2 .0%
3D Systems Corp. *
72,702 136,680
Astec Industries, Inc.
1,330 71,607
Atmus Filtration Technologies, Inc.
868 49,276
Blue Bird Corp. *
10,122 574,828
Chart Industries, Inc. *
1,908 394,479
Columbus McKinnon Corp.
3,979 57,815
Enpro, Inc.
191 47,874
Federal Signal Corp.
2,937 317,607
Greenbrier Cos., Inc. (The)
4,133 217,602
Luxfer Holdings plc (United
Kingdom) 11,262 137,171
Manitowoc Co., Inc. (The) *
23,627 275,255
Miller Industries, Inc.
1,303 59,352
Mueller Water Products, Inc., Class
A 2,612 71,804
Proto Labs, Inc. *
2,510 143,120
SPX Technologies, Inc. *
209 41,788
Standex International Corp.
367 93,534
Terex Corp.
2,130 125,883
Watts Water Technologies, Inc.,
Class A 628 182,302
Worthington Enterprises, Inc.
1,117 58,240
3,056,217
Marine Transportation - 0 .6%
Costamare, Inc. (Monaco)
36,895 623,525
Matson, Inc.
1,358 222,631
Safe Bulkers, Inc. (Monaco)
10,743 68,003
914,159
Passenger Airlines - 0 .3%
Joby Aviation, Inc. *
24,325 200,925
SkyWest, Inc. *
1,956 179,619
Sun Country Airlines Holdings, Inc. *
2,328 38,459
419,003
Professional Services - 1 .2%
Barrett Business Services, Inc.
8,156 237,992
CSG Systems International, Inc.
749 59,875
IBEX Holdings Ltd. *
3,675 98,563
Kelly Services, Inc., Class A
11,483 101,625
Kforce, Inc.
5,769 168,686
Legalzoom.com, Inc. *
25,263 143,241
Mistras Group, Inc. *
4,238 62,638
Planet Labs PBC *
15,813 441,973
Resolute Holdings Management,
Inc. * 1,456 236,309
TTEC Holdings, Inc. *
41,146 102,865

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.2% (continued)
Willdan Group, Inc. *
1,646 126,018
1,779,785
Trading Companies & Distributors - 0 .9%
BlueLinx Holdings, Inc. *
704 38,143
Boise Cascade Co.
7,362 558,407
DXP Enterprises, Inc. *
1,041 145,459
Hudson Technologies, Inc. *
22,418 131,818
Rush Enterprises, Inc., Class A
5,480 362,283
Xometry, Inc., Class A *
995 40,636
1,276,746
Total Industrials 26,456,281
Information Technology - 15 .7%
Communications Equipment - 1 .2%
Aviat Networks, Inc. *
9,375 211,969
BK Technologies Corp. *
1,543 115,154
Calix, Inc. *
1,335 65,401
Digi International, Inc. *
3,524 169,857
Extreme Networks, Inc. *
3,013 45,436
NETGEAR, Inc. *
5,701 124,510
NetScout Systems, Inc. *
20,672 657,163
Viasat, Inc. *
7,229 331,088
Vistance Networks, Inc. *
4,439 80,790
1,801,368
Electronic Equipment, Instruments & Components - 4 .8%
Advanced Energy Industries, Inc.
1,861 600,563
Arlo Technologies, Inc. *
30,724 437,203
Bel Fuse, Inc., Class B
726 143,733
Belden, Inc.
1,229 141,126
Benchmark Electronics, Inc.
5,586 313,151
Daktronics, Inc. *
18,400 359,720
ePlus, Inc.
6,394 481,148
Fabrinet (Thailand) *
2,096 1,093,106
Insight Enterprises, Inc. *
5,484 367,483
Kimball Electronics, Inc. *
20,184 478,159
Methode Electronics, Inc.
15,859 87,542
nLight, Inc. *
8,250 470,415
Ouster, Inc. *
8,259 151,718
PC Connection, Inc.
6,496 379,756
Plexus Corp. *
566 114,638
Sanmina Corp. *
4,374 567,045
ScanSource, Inc. *
9,113 330,802
TTM Technologies, Inc. *
7,437 724,513
7,241,821
IT Services - 0 .1%
Applied Digital Corp. *
2,115 50,210
Hackett Group, Inc. (The)
5,391 70,137
120,347
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4 .5%
ACM Research, Inc., Class A *
11,738 461,890
Alpha & Omega Semiconductor
Ltd. * 2,318 51,367
Ambarella, Inc. *
1,698 87,405
Axcelis Technologies, Inc. *
608 56,593
Credo Technology Group Holding
Ltd. * 15,022 1,410,115
Diodes, Inc. *
1,834 125,189
FormFactor, Inc. *
2,953 286,411
Ichor Holdings Ltd. *
2,468 115,033
Kopin Corp. *
37,480 84,330
Kulicke & Soffa Industries, Inc.
(Singapore) 924 60,725
Navitas Semiconductor Corp. *
13,574 119,044
NVE Corp.
723 47,356
Penguin Solutions, Inc. *
22,126 389,418
Photronics, Inc. *
23,311 941,997
Rambus, Inc. *
8,091 696,069
Rigetti Computing, Inc. *
4,169 58,533
Semtech Corp. *
4,283 329,320
Silicon Laboratories, Inc. *
1,513 314,931
SiTime Corp. *
922 318,413
SkyWater Technology, Inc. *
4,785 131,157
Synaptics, Inc. *
2,510 175,800
Ultra Clean Holdings, Inc. *
6,944 431,778
6,692,874
Software - 4 .1%
8x8, Inc. *
183,221 304,147
ACI Worldwide, Inc. *
1,031 42,281
Adeia, Inc.
11,411 274,206
Appian Corp., Class A *
11,524 277,844
Arteris, Inc. *
6,268 103,046
Cerence, Inc. *
19,681 124,187
Cipher Digital, Inc. *
8,981 115,585
Clear Secure, Inc., Class A
11,161 540,304
Consensus Cloud Solutions, Inc. *
10,629 252,332
Core Scientific, Inc. *
11,912 178,203
Daily Journal Corp. *
471 227,182
Digital Turbine, Inc. *
22,954 66,108
D-Wave Quantum, Inc. (Canada) *
26,814 386,926
Hut 8 Corp. (Canada) *
859 40,296
InterDigital, Inc.
2,931 885,162
LiveRamp Holdings, Inc. *
4,067 107,857
Mitek Systems, Inc. *
16,411 221,548
OneSpan, Inc.
8,814 92,811
Pagaya Technologies Ltd., Class A *
8,327 97,010
PagerDuty, Inc. *
5,685 35,304
Progress Software Corp. *
1,089 27,933
Qualys, Inc. *
6,834 600,367
Rimini Street, Inc. *
20,242 66,394
SPS Commerce, Inc. *
2,305 128,319
Telos Corp. *
9,794 41,037
WM Technology, Inc. *
55,171 36,325
Workiva, Inc. *
12,075 720,032
Xperi, Inc. *
10,631 59,534

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
13
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 4.1% (continued)
Zeta Global Holdings Corp., Class
A * 8,754 139,364
6,191,644
Technology Hardware, Storage & Peripherals - 1 .0%
Corsair Gaming, Inc. *
27,760 154,068
Diebold Nixdorf, Inc. *
5,074 382,783
Eastman Kodak Co. *
6,315 57,151
GPGI, Inc., Class A
25,011 427,688
Immersion Corp.
13,014 71,056
IonQ, Inc. *
10,658 307,270
Turtle Beach Corp. *
4,808 48,753
1,448,769
Total Information Technology 23,496,823
Materials - 4 .4%
Chemicals - 0 .2%
AdvanSix, Inc.
3,838 93,647
Koppers Holdings, Inc.
1,822 70,475
Orion SA (Germany)
22,369 145,399
309,521
Construction Materials - 0 .1%
Knife River Corp. *
1,274 104,022
United States Lime & Minerals, Inc.
421 54,987
159,009
Containers & Packaging - 0 .2%
Myers Industries, Inc. 14,141 299,506
Metals & Mining - 3 .9%
Caledonia Mining Corp. plc (South
Africa) 10,613 239,748
Century Aluminum Co. *
3,077 180,589
Coeur Mining, Inc. *
49,795 934,652
Commercial Metals Co.
12,709 780,714
Constellium SE, Class A *
32,565 800,448
Contango Silver & Gold, Inc. *
5,090 95,437
Hecla Mining Co.
34,407 641,002
Idaho Strategic Resources, Inc. *
3,824 122,827
Kaiser Aluminum Corp.
340 40,973
Metallus, Inc. *
6,794 111,014
Ryerson Holding Corp.
8,162 183,482
SSR Mining, Inc. (Canada) *
47,950 1,409,730
SunCoke Energy, Inc.
38,623 251,436
Worthington Steel, Inc.
1,931 58,606
5,850,658
Total Materials 6,618,694
Real Estate - 0 .6%
Health Care REITs - 0 .3%
American Healthcare REIT, Inc.,
REIT 10,691 504,188
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0 .3%
Forestar Group, Inc. *
10,063 245,940
RE/MAX Holdings, Inc., Class A *
21,997 126,702
372,642
Total Real Estate 876,830
Utilities - 0 .4%
Electric Utilities - 0 .3%
Oklo, Inc. *
2,513 124,620
TXNM Energy, Inc.
4,036 235,944
360,564
Multi-Utilities - 0 .1%
Northwestern Energy Group, Inc. 2,797 184,434
Total Utilities 544,998
TOTAL COMMON STOCKS
(Cost $90,863,342) 137,568,098
NO. OF
RIGHTS
RIGHTS - 0.0% †
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Pfizer, Inc., CVR (3)* (Cost $12,118) 2,473 12,118
SHARES
SHORT-TERM INVESTMENTS - 7.2%
INVESTMENT COMPANIES - 7 .2%
Limited Purpose Cash Investment
Fund, 3.65% (a)
(Cost $10,682,930) 10,683,172 10,683,172
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $101,558,390) 148,263,388
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8% ‡ 1,264,428
NET ASSETS - 100.0% 149,527,816

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,660,041 2 .4%
Consumer Discretionary 11,069,735 7 .4
Consumer Staples 5,523,347 3 .7
Energy 11,801,209 7 .9
Financials 23,421,127 15 .7
Health Care 24,111,131 16 .1
Industrials 26,456,281 17 .7
Information Technology 23,496,823 15 .7
Materials 6,618,694 4 .4
Real Estate 876,830 0 .6
Utilities 544,998 0 .4
Investment Companies 10,683,172 7 .2
Total Investments In Securities
At Value 148,263,388 99 .2
Other Assets in Excess of
Liabilities ‡ 1,264,428 0 .8
Net Assets
$ 149,527,816 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 84 6/2026 USD $ 10,551,240 $ 43,566
Net unrealized appreciation $ 43,566
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 1,210,451 $ 1,210,451

Schedule of Investments
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2026
15
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.1%
Australia - 5 .2%
Aristocrat Leisure Ltd. 104,182 3,311,452
BHP Group Ltd. 336,246 12,166,229
Brambles Ltd. 228,202 3,581,465
CSL Ltd. 9,389 922,178
Evolution Mining Ltd. 175,123 1,576,932
Fortescue Ltd. 419,435 5,993,560
Glencore plc 197,230 1,493,795
Goodman Group, REIT 61,373 1,101,860
QBE Insurance Group Ltd. 73,531 1,085,079
Rio Tinto Ltd. 8,995 1,021,954
Tabcorp Holdings Ltd. 57,040 37,714
Telstra Group Ltd. 729,341 2,692,442
Wesfarmers Ltd. 75,906 3,875,455
Woolworths Group Ltd. 8,755 221,083
39,081,198
Belgium - 0 .6%
Ageas SA/NV 53,017 3,902,739
Groupe Bruxelles Lambert NV 1,467 133,445
KBC Group NV 1,805 220,918
4,257,102
Brazil - 0 .6%
Wheaton Precious Metals Corp. (1) 36,790 4,829,167
Canada - 11 .5%
Agnico Eagle Mines Ltd. (1) 28,627 5,810,802
AltaGas Ltd. (1) 53,583 1,858,515
ARC Resources Ltd. (1) 366,611 7,629,494
Bank of Nova Scotia (The) (1) 25,211 1,748,332
Barrick Mining Corp. (1) 60,407 2,468,649
BCE, Inc. (1) 9,302 234,706
Canadian Imperial Bank of
Commerce (1) 3,612 342,323
Canadian Tire Corp. Ltd., Class A
(1) 15,717 2,113,677
CCL Industries, Inc., Class B (1) 4,615 289,155
Celestica, Inc. (1)* 3,625 1,022,588
CGI, Inc. (1) 8,627 630,699
Emera, Inc. (1) 7,781 403,341
Empire Co. Ltd., Class A (1) 101,929 3,651,155
Fairfax Financial Holdings Ltd. (1) 5,180 8,826,295
George Weston Ltd. (1) 12,975 916,672
Great-West Lifeco, Inc. (1) 6,006 281,282
iA Financial Corp., Inc. (1) 19,676 2,183,582
Imperial Oil Ltd. (1) 47,989 6,285,728
Intact Financial Corp. (1) 3,695 669,568
Kinross Gold Corp. (1) 264,446 8,084,888
Loblaw Cos. Ltd. (1) 52,367 2,387,402
Lundin Gold, Inc. (1) 75,986 5,806,967
Manulife Financial Corp. (1) 213,943 7,369,814
National Bank of Canada (1) 1,919 248,321
Open Text Corp. (1) 33,429 744,949
Power Corp. of Canada (1) 5,259 253,178
Royal Bank of Canada (1) 23,203 3,750,910
Shopify, Inc., Class A (1)* 28,324 3,360,764
Suncor Energy, Inc. (1) 100,625 6,655,529
INVESTMENTS SHARES VALUE ($)
Canada - 11.5% (continued)
Teck Resources Ltd., Class B (1) 13,637 706,799
86,736,084
China - 0 .8%
BOC Hong Kong Holdings Ltd. 332,000 1,831,646
Prosus NV 84,109 3,893,874
SITC International Holdings Co. Ltd. 98,000 429,095
6,154,615
Denmark - 1 .3%
Genmab A/S * 16,153 4,350,350
Novo Nordisk A/S, Class B 48,264 1,766,197
Pandora A/S 45,011 3,217,113
ROCKWOOL A/S, Class B 18,529 514,638
9,848,298
Finland - 1 .5%
Elisa OYJ 4,904 238,876
Fortum OYJ 11,887 303,983
Kone OYJ, Class B 24,177 1,543,478
Nokia OYJ 124,892 1,001,886
Nordea Bank Abp 78,085 1,344,558
Wartsila OYJ Abp 195,470 7,280,866
11,713,647
France - 8 .7%
AXA SA 118,661 5,452,658
BNP Paribas SA 90,507 8,622,025
Bouygues SA 65,803 3,813,728
Capgemini SE 21,687 2,559,033
Cie de Saint-Gobain SA 17,157 1,420,504
Credit Agricole SA 434,652 8,112,497
Dassault Aviation SA 5,041 1,876,274
Eiffage SA 46,095 7,069,480
Engie SA 36,370 1,172,113
Ipsen SA 15,664 2,927,346
LVMH Moet Hennessy Louis Vuitton
SE 3,621 1,979,418
Orange SA 477,723 9,794,782
Publicis Groupe SA 6,577 544,375
Societe Generale SA 101,778 7,431,515
Thales SA 6,013 1,763,283
TotalEnergies SE 9,526 874,240
Unibail-Rodamco-Westfield, REIT * 4,856 535,741
65,949,012
Germany - 6 .8%
Allianz SE (Registered) 5,066 2,139,466
Bayer AG (Registered) 95,788 4,432,899
Commerzbank AG 187,150 6,827,104
Deutsche Bank AG (Registered) 267,478 7,960,169
Deutsche Boerse AG 5,597 1,639,615
Deutsche Lufthansa AG
(Registered) 335,772 2,859,362
Deutsche Telekom AG (Registered) 8,194 305,827
E.ON SE 37,388 818,852
Evonik Industries AG 76,066 1,492,618
Fresenius Medical Care AG 15,202 688,917
Fresenius SE & Co. KGaA 12,270 636,761
Hannover Rueck SE 2,264 711,804

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 6.8% (continued)
Heidelberg Materials AG 3,572 753,822
Knorr-Bremse AG 10,681 1,220,323
LEG Immobilien SE 40,322 2,633,904
Mercedes-Benz Group AG 25,010 1,537,187
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,521 4,118,281
Nemetschek SE 4,481 335,448
Rheinmetall AG 825 1,391,599
RWE AG 18,330 1,233,221
SAP SE 12,708 2,166,493
Siemens Energy AG 3,772 650,480
Talanx AG 40,087 4,974,280
51,528,432
Hong Kong - 1 .7%
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,629,470
Link, REIT 39,000 180,758
Power Assets Holdings Ltd. 86,500 674,870
Sun Hung Kai Properties Ltd. 56,000 932,447
Swire Pacific Ltd., Class A 23,000 251,384
WH Group Ltd. (a) 7,000,500 9,201,716
12,870,645
Italy - 2 .5%
Banco BPM SpA 39,063 543,385
Leonardo SpA 116,433 7,919,710
UniCredit SpA 124,184 8,909,434
Unipol Assicurazioni SpA 74,779 1,737,129
19,109,658
Japan - 18 .8%
Advantest Corp. 58,000 8,004,386
Aisin Corp. 67,100 945,312
Asics Corp. 19,100 513,506
Astellas Pharma, Inc. 120,600 1,965,999
Bandai Namco Holdings, Inc. 18,900 466,271
Canon, Inc. 26,500 735,305
Chubu Electric Power Co., Inc. 119,500 1,970,186
Chugai Pharmaceutical Co. Ltd. 62,400 3,441,265
Dai Nippon Printing Co. Ltd. 56,700 1,033,074
Daiichi Life Group, Inc. 264,200 2,436,451
Daiichi Sankyo Co. Ltd. 206,100 3,687,266
FANUC Corp. 5,700 198,685
FUJIFILM Holdings Corp. 34,300 653,609
Fujitsu Ltd. 87,600 1,791,478
Hitachi Ltd. 7,100 208,282
Honda Motor Co. Ltd. 191,200 1,547,491
Hoya Corp. 46,800 8,113,267
Idemitsu Kosan Co. Ltd. 343,600 3,373,299
Inpex Corp. 104,200 3,082,184
ITOCHU Corp. 525,500 6,684,618
Japan Post Holdings Co. Ltd. 100,900 1,165,038
Japan Post Insurance Co. Ltd. 444,600 4,484,057
Japan Tobacco, Inc. 35,000 1,342,735
Kawasaki Kisen Kaisha Ltd. 15,300 258,427
KDDI Corp. 62,400 1,062,468
Keyence Corp. 2,400 854,178
Kioxia Holdings Corp. * 5,300 692,181
INVESTMENTS SHARES VALUE ($)
Japan - 18.8% (continued)
Konami Group Corp. 6,400 788,660
Kyowa Kirin Co. Ltd. 88,300 1,445,122
Lasertec Corp. 13,600 3,027,001
Marubeni Corp. 68,100 2,491,230
MatsukiyoCocokara & Co. (1) 87,300 1,389,495
Mitsubishi Electric Corp. 141,000 4,611,700
MS&AD Insurance Group Holdings,
Inc. 157,500 4,110,053
Murata Manufacturing Co. Ltd. 111,600 2,503,995
Nexon Co. Ltd. 329,600 6,208,574
NIDEC Corp. * 330,500 4,196,761
Nintendo Co. Ltd. 26,300 1,501,352
Nippon Yusen KK 63,200 2,321,638
Nitto Denko Corp. 90,800 1,816,384
Obayashi Corp. 120,600 2,920,989
Obic Co. Ltd. (1) 80,100 1,944,143
Otsuka Corp. 26,800 513,078
Otsuka Holdings Co. Ltd. 56,800 4,031,146
Panasonic Holdings Corp. 245,700 4,120,723
Recruit Holdings Co. Ltd. 58,000 2,527,058
Secom Co. Ltd. 9,200 350,436
Shionogi & Co. Ltd. 95,500 2,112,550
SMC Corp. 8,800 3,461,025
Sompo Holdings, Inc. 16,200 630,638
Sony Financial Group, Inc. 225,300 206,387
Subaru Corp. 442,400 7,127,680
Sumitomo Corp. 11,300 422,835
Sumitomo Electric Industries Ltd. 37,100 2,108,025
Suntory Beverage & Food Ltd. 24,200 683,411
Sysmex Corp. 133,100 1,160,750
Terumo Corp. 59,000 792,651
TIS, Inc. 11,100 237,334
Tokyo Electron Ltd. 10,600 2,633,580
Toyota Tsusho Corp. 190,500 7,383,165
Yokogawa Electric Corp. 7,600 234,869
ZOZO, Inc. 69,600 487,403
143,212,859
Luxembourg - 0 .5%
ArcelorMittal SA 77,938 4,041,981
Netherlands - 4 .8%
ABN AMRO Bank NV, CVA (a) 74,886 2,373,947
ASML Holding NV 13,241 17,607,308
ING Groep NV 109,319 2,837,558
Koninklijke Ahold Delhaize NV (1) 96,947 4,514,744
NN Group NV 56,658 4,424,758
Universal Music Group NV 101,189 1,964,162
Wolters Kluwer NV 29,903 2,233,403
35,955,880
Singapore - 0 .5%
CapitaLand Integrated Commercial
Trust, REIT 156,096 279,920
Singapore Airlines Ltd. 54,400 280,524
Singapore Technologies
Engineering Ltd. 207,800 1,763,647
United Overseas Bank Ltd. 50,800 1,454,189
3,778,280

Schedule of Investments
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
17
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 3 .4%
Banco Bilbao Vizcaya Argentaria SA 188,810 4,078,215
Banco Santander SA 716,489 8,032,357
CaixaBank SA 299,173 3,586,384
Endesa SA (1) 10,115 421,827
Repsol SA 329,410 9,272,387
Telefonica SA 91,856 401,919
25,793,089
Sweden - 3 .6%
Alfa Laval AB 3,863 211,306
Atlas Copco AB, Class B 42,828 669,499
Boliden AB * 14,610 765,883
Essity AB, Class B 26,657 687,026
Evolution AB (a) 69,248 4,352,130
Hexagon AB, Class B 24,590 239,313
Investor AB, Class B 44,280 1,677,093
Nibe Industrier AB, Class B 199,964 835,537
Saab AB, Class B 112,708 7,376,711
SKF AB, Class B 173,627 4,185,444
Telefonaktiebolaget LM Ericsson,
Class B 398,479 4,542,755
Volvo AB, Class B 50,249 1,652,153
27,194,850
Switzerland - 2 .5%
ABB Ltd. (Registered) 146,665 11,925,032
BKW AG 3,667 722,985
Sandoz Group AG 21,490 1,683,761
Schindler Holding AG 7,093 2,336,384
Sonova Holding AG (Registered) 5,726 1,305,605
Zurich Insurance Group AG 959 677,839
18,651,606
United Kingdom - 10 .9%
3i Group plc 30,804 1,003,933
AstraZeneca plc 1,526 298,394
Autotrader Group plc (a) 249,487 1,561,560
BAE Systems plc 161,743 4,742,063
Barclays plc 1,734,778 9,078,932
British American Tobacco plc 67,597 3,924,603
BT Group plc 2,339,433 6,556,419
Bunzl plc 35,684 1,074,283
Centrica plc 3,581,357 10,140,389
CK Hutchison Holdings Ltd. 267,500 2,053,337
Compass Group plc 90,684 2,530,168
HSBC Holdings plc 96,317 1,581,775
Imperial Brands plc 24,800 1,005,586
International Consolidated Airlines
Group SA 301,627 1,431,616
Kingfisher plc 225,340 856,819
Lloyds Banking Group plc 751,673 931,650
London Stock Exchange Group plc 14,143 1,670,115
NatWest Group plc 1,001,121 7,416,252
RELX plc 16,849 552,013
Rolls-Royce Holdings plc 775,365 11,779,674
Standard Chartered plc 192,277 4,007,024
Tesco plc 805,457 5,062,322
Vodafone Group plc 2,142,209 3,231,205
82,490,132
INVESTMENTS SHARES VALUE ($)
United States - 7 .9%
Alcon AG 4,785 361,699
AP Moller - Maersk A/S, Class B 2,195 5,482,851
Experian plc 64,237 2,222,247
GSK plc 263,823 7,267,131
Holcim AG 14,221 1,175,536
Nestle SA (Registered) 10,294 1,009,749
Novartis AG (Registered) 116,022 17,808,732
Roche Holding AG 40,765 16,268,938
Sanofi SA 2,433 234,954
Shell plc 167,372 7,751,841
59,583,678
TOTAL COMMON STOCKS
(Cost $463,513,308) 712,780,213
SHORT-TERM INVESTMENTS - 5.1%
INVESTMENT COMPANIES - 5 .1%
Limited Purpose Cash Investment
Fund, 3.65% (1)(b)
(Cost $38,373,581) 38,373,581 38,373,581
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.2%
(Cost $501,886,889) 751,153,794
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.8%
‡
5,707,448
NET ASSETS - 100.0% 756,861,242
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 37,087,329 4 .9%
Consumer Discretionary 45,021,418 6 .0
Consumer Staples 35,997,700 4 .8
Energy 44,924,703 5 .9
Financials 172,865,463 22 .8
Health Care 87,703,878 11 .6
Industrials 145,463,318 19 .2
Information Technology 58,036,374 7 .7
Materials 60,295,120 8 .0
Real Estate 5,664,630 0 .7
Utilities 19,720,280 2 .5
Investment Companies 38,373,581 5 .1
Total Investments In Securities
At Value 751,153,794 99 .2
Other Assets in Excess of
Liabilities ‡ 5,707,448 0 .8
Net Assets
$ 756,861,242 100 .0%

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $17,489,353 of investments in securities, which represents 2.31% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 236 6/2026 USD $ 34,232,980 $ (212,240)
Net unrealized depreciation $ (212,240)
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 2,436,977 $ 2,436,977

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2026
19
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.8%
Australia - 0 .7%
Anglogold Ashanti plc 41,969 4,189,010
Brazil - 3 .4%
Banco do Brasil SA (1) 1,608,200 7,140,862
Embraer SA, ADR (1) 65,208 3,869,443
Gerdau SA, ADR (1) 552,949 1,996,146
Telefonica Brasil SA (1) 156,160 1,242,985
TIM SA (1) 217,900 1,155,156
Vale SA, Class B, ADR (1) 262,138 4,170,616
19,575,208
Chile - 0 .7%
Banco de Credito e Inversiones
SA (1) 3,863 250,232
Banco Santander Chile, ADR (1) 9,851 329,023
Cencosud SA (1) 611,480 1,669,413
Enel Chile SA, ADR (1) 62,924 247,921
Falabella SA (1) 84,986 520,233
Latam Airlines Group SA 40,884,329 1,008,846
4,025,668
China - 25 .4%
3SBio, Inc. *(a) 70,000 206,357
Agricultural Bank of China Ltd.,
Class A (1) 577,700 561,961
Alibaba Group Holding Ltd. 510,804 8,006,592
Anhui Conch Cement Co. Ltd.,
Class A 88,323 298,564
Bank of Beijing Co. Ltd., Class A (1) 535,278 428,213
Bank of China Ltd., Class A 573,300 488,842
Bank of Communications Co. Ltd.,
Class A 366,400 372,613
Bank of Ningbo Co. Ltd., Class A (1) 55,900 247,131
Bank of Shanghai Co. Ltd., Class
A (1) 214,111 308,064
Baoshan Iron & Steel Co. Ltd.,
Class A 688,322 645,271
BOE Technology Group Co. Ltd.,
Class A 1,583,900 906,602
BYD Co. Ltd., Class A 68,100 1,055,476
China CITIC Bank Corp. Ltd., Class
H 6,779,000 6,866,558
China Construction Bank Corp.,
Class H 11,526,000 12,439,024
China Everbright Bank Co. Ltd.,
Class A 505,900 236,512
China Hongqiao Group Ltd. 1,518,500 6,859,383
China Life Insurance Co. Ltd., Class
H 536,000 1,709,965
China Merchants Bank Co. Ltd.,
Class A 103,158 591,253
China Merchants Securities Co.
Ltd., Class A 225,800 510,072
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 126,600 155,659
China Minsheng Banking Corp.
Ltd., Class A 333,155 183,641
China Minsheng Banking Corp.
Ltd., Class H 4,134,000 1,944,200
INVESTMENTS SHARES VALUE ($)
China - 25.4% (continued)
China National Building Material
Co. Ltd., Class H 1,250,000 766,841
China Overseas Land & Investment
Ltd. 287,500 428,748
China Pacific Insurance Group Co.
Ltd., Class A 59,300 322,257
China Petroleum & Chemical Corp.,
Class A 446,400 379,941
China Resources Land Ltd. 558,000 2,068,133
China State Construction
Engineering Corp. Ltd., Class A 1,076,500 786,853
China State Construction
International Holdings Ltd. (1) 1,078,000 1,145,200
China Taiping Insurance Holdings
Co. Ltd. 2,172,000 5,735,725
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 296,791
China Vanke Co. Ltd., Class A * 259,600 151,783
China Yangtze Power Co. Ltd.,
Class A 93,300 366,866
CITIC Ltd. 4,894,000 7,452,779
CITIC Securities Co. Ltd., Class A 143,965 506,732
CSPC Pharmaceutical Group Ltd. 1,638,000 1,933,106
Far East Horizon Ltd. 1,067,000 964,640
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 33,867 202,495
Geely Automobile Holdings Ltd. (1) 1,253,000 3,342,953
Guotai Haitong Securities Co. Ltd.,
Class A 197,224 478,795
Haier Smart Home Co. Ltd., Class A 212,400 666,132
Hansoh Pharmaceutical Group Co.
Ltd. (a) 1,096,000 5,016,881
Huatai Securities Co. Ltd., Class A 128,200 335,410
Huaxia Bank Co. Ltd., Class A 273,900 291,623
Industrial & Commercial Bank of
China Ltd., Class A 329,800 365,757
Industrial & Commercial Bank of
China Ltd., Class H 923,000 813,577
Industrial Bank Co. Ltd., Class A (1) 145,390 397,268
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 571,944
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 137,638 1,115,559
Jiangxi Copper Co. Ltd., Class H 1,187,000 5,271,745
Kingsoft Corp. Ltd. 1,089,200 3,173,512
Kunlun Energy Co. Ltd. 1,942,000 1,774,497
Kweichow Moutai Co. Ltd., Class A 5,500 1,161,670
Lenovo Group Ltd. 1,224,000 1,472,120
Luxshare Precision Industry Co.
Ltd., Class A 167,407 1,233,497
Luzhou Laojiao Co. Ltd., Class A 17,500 267,569
MMG Ltd. * 904,000 856,495
NARI Technology Co. Ltd., Class A 250,249 951,776
NetEase, Inc. 45,100 1,007,751
New China Life Insurance Co. Ltd.,
Class A 36,300 328,496
New China Life Insurance Co. Ltd.,
Class H 835,000 4,971,106
People's Insurance Co. Group of
China Ltd. (The), Class H 3,544,000 2,468,144

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 25.4% (continued)
PetroChina Co. Ltd., Class A 421,600 739,433
PICC Property & Casualty Co. Ltd.,
Class H 2,018,000 3,714,690
Ping An Bank Co. Ltd., Class A 151,385 244,453
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 405,555
Poly Developments and Holdings
Group Co. Ltd., Class A 185,300 157,674
Pop Mart International Group Ltd.
(a) 118,200 2,198,917
Remegen Co. Ltd., Class H *(a) 31,500 392,582
SAIC Motor Corp. Ltd., Class A 130,000 278,525
Sany Heavy Industry Co. Ltd.,
Class A 2,500 7,043
Sany Heavy Industry Co. Ltd.,
Class A 166,900 470,190
Shanghai Pudong Development
Bank Co. Ltd., Class A (1) 145,263 214,700
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 242,627
Sino Biopharmaceutical Ltd. 1,722,000 1,308,240
Sinotruk Hong Kong Ltd. 1,545,000 7,708,369
Tencent Holdings Ltd. 306,900 19,356,913
Wuliangye Yibin Co. Ltd., Class A 22,782 343,135
Wuxi Biologics Cayman, Inc. *(a) 63,000 270,931
Yadea Group Holdings Ltd. (a) 1,014,000 1,724,157
Zhejiang Leapmotor Technology
Co. Ltd., Class H *(a) 106,300 648,228
147,291,482
Hong Kong - 0 .2%
Orient Overseas International Ltd. 76,000 1,355,415
Hungary - 0 .1%
OTP Bank Nyrt. 7,468 800,778
India - 11 .2%
Axis Bank Ltd., GDR (b) 8,881 549,250
Bank of Baroda 1,626,937 4,288,918
Bharat Electronics Ltd. 364,165 1,558,353
Bharat Petroleum Corp. Ltd. 613,426 1,839,206
Bharti Airtel Ltd. 73,668 1,399,942
BSE Ltd. 48,913 1,408,197
Canara Bank 4,011,121 5,284,481
Cipla Ltd. 23,282 303,374
Coal India Ltd. 1,454,501 6,954,113
Eicher Motors Ltd. 46,686 3,268,885
GE Vernova T&D India Ltd. 74,350 2,876,793
HDFC Bank Ltd. 88,058 689,762
Hero MotoCorp Ltd. 9,101 491,948
Hindalco Industries Ltd. 292,298 2,764,106
Hindustan Aeronautics Ltd. (1)(b) 94,694 3,481,510
Hindustan Petroleum Corp. Ltd. 561,722 2,001,773
Hitachi Energy India Ltd. 2,643 683,501
Indian Oil Corp. Ltd. (1) 473,306 675,661
Indus Towers Ltd. * 647,195 2,881,273
InterGlobe Aviation Ltd. (a) 22,763 960,839
ITC Ltd. 1,012,820 3,094,897
Larsen & Toubro Ltd., GDR (b) 14,876 556,997
Muthoot Finance Ltd. 22,601 758,977
NTPC Ltd. 820,022 3,229,730
INVESTMENTS SHARES VALUE ($)
India - 11.2% (continued)
Oil & Natural Gas Corp. Ltd. 2,324,205 7,002,152
Power Finance Corp. Ltd. 271,057 1,095,654
Power Grid Corp. of India Ltd. 600,989 1,892,088
Punjab National Bank 1,061,916 1,137,683
Reliance Industries Ltd., GDR (a) 5,457 320,825
State Bank of India, GDR (b) 3,533 375,926
Tata Consultancy Services Ltd. 22,849 575,353
Varun Beverages Ltd. 166,720 681,937
65,084,104
Indonesia - 2 .0%
Astra International Tbk. PT 18,836,200 6,953,640
United Tractors Tbk. PT (1) 2,457,000 4,489,091
11,442,731
Malaysia - 0 .8%
AMMB Holdings Bhd. 443,300 724,845
Malayan Banking Bhd. 130,700 367,879
Petronas Dagangan Bhd. 131,900 713,229
RHB Bank Bhd. 1,441,654 3,015,805
4,821,758
Mexico - 2 .5%
Arca Continental SAB de CV (1) 114,678 1,322,671
Gruma SAB de CV, Class B (1) 90,570 1,660,762
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 4,307 1,447,712
Grupo Financiero Banorte SAB de
CV, Class O (1) 461,508 5,118,482
Industrias Penoles SAB de CV (1)* 45,700 2,031,193
Promotora y Operadora de
Infraestructura SAB de CV (1) 104,690 1,692,809
Sigma Foods SAB de CV, Class
A (1) 1,219,590 1,218,025
14,491,654
Philippines - 0 .2%
International Container Terminal
Services, Inc. 124,804 1,414,946
Poland - 2 .2%
Bank Polska Kasa Opieki SA 47,983 2,843,187
ORLEN SA 202,793 7,348,056
PGE Polska Grupa Energetyczna
SA (1)* 447,988 1,270,760
Powszechna Kasa Oszczednosci
Bank Polski SA 37,892 896,297
Powszechny Zaklad Ubezpieczen
SA 34,858 606,773
12,965,073
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –

Schedule of Investments
March 31, 2026 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
21
(Continued)
INVESTMENTS SHARES VALUE ($)
Russia - 0.0% (continued)
PhosAgro PJSC, GDR (3)*(b) 72 –
PhosAgro PJSC (3)* 3,717 –
Polyus PJSC (3)* 12,910 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PAO (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 1 .9%
Arab National Bank 174,628 1,002,676
Elm Co. 2,260 325,134
Etihad Etisalat Co. 304,131 5,296,355
Riyad Bank 48,875 387,158
SABIC Agri-Nutrients Co. 8,513 326,929
Saudi Arabian Mining Co. * 29,771 514,535
Saudi National Bank (The) 143,322 1,617,938
Saudi Telecom Co. 157,138 1,780,973
11,251,698
South Africa - 2 .9%
Absa Group Ltd. 51,820 746,462
Gold Fields Ltd., ADR (1) 93,920 4,263,969
Harmony Gold Mining Co. Ltd.,
ADR (1) 148,231 2,278,310
Nedbank Group Ltd. (1) 47,005 741,024
Sasol Ltd. * 211,867 2,794,565
Sibanye Stillwater Ltd. 1,444,447 4,433,689
Standard Bank Group Ltd. 89,849 1,627,141
16,885,160
South Korea - 15 .1%
APR Corp. 14,663 3,345,647
DB Insurance Co. Ltd. 19,219 2,155,682
Hana Financial Group, Inc. 70,942 5,171,451
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 20,520 4,755,865
Hyundai Glovis Co. Ltd. 9,053 1,285,805
Industrial Bank of Korea 280,445 4,050,914
Kia Corp. 53,980 5,329,500
Korea Electric Power Corp. 99,562 2,830,582
Korea Investment Holdings Co. Ltd. 19,423 2,709,756
LG Uplus Corp. 11,488 119,471
Samsung Electronics Co. Ltd. 221,666 25,926,364
Shinhan Financial Group Co. Ltd. 23,819 1,419,645
SK hynix, Inc. 36,346 20,621,453
Woori Financial Group, Inc. 351,425 7,703,891
87,426,026
Taiwan - 21 .0%
Accton Technology Corp. 175,960 8,681,369
ASE Technology Holding Co. Ltd. 61,840 680,621
ASPEED Technology, Inc. 1,000 344,695
China Airlines Ltd. 2,267,000 1,285,439
Compal Electronics, Inc. 321,000 279,229
Delta Electronics, Inc. 162,000 7,304,640
Elite Material Co. Ltd. 14,000 1,194,850
Eva Airways Corp. 202,000 217,644
Evergreen Marine Corp. Taiwan Ltd. 777,000 4,901,282
Hon Hai Precision Industry Co. Ltd. 512,760 3,134,383
INVESTMENTS SHARES VALUE ($)
Taiwan - 21.0% (continued)
International Games System Co.
Ltd. 75,000 1,791,524
MediaTek, Inc. 68,980 3,308,638
Taiwan High Speed Rail Corp. 210,000 173,975
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,387,900 80,268,541
Unimicron Technology Corp. 4,222 61,778
United Microelectronics Corp. 3,812,580 6,834,432
Zhen Ding Technology Holding Ltd. 156,000 1,042,526
121,505,566
Thailand - 2 .1%
Kasikornbank PCL, NVDR 408,000 2,380,407
Krung Thai Bank PCL, NVDR 6,320,900 6,759,620
PTT Exploration & Production PCL,
NVDR 260,500 1,255,092
SCB X PCL, NVDR 398,600 1,752,233
12,147,352
Turkiye - 0 .4%
Turk Hava Yollari AO 376,357 2,498,826
United Arab Emirates - 1 .0%
Aldar Properties PJSC * 216,781 468,556
Dubai Islamic Bank PJSC * 110,098 223,327
Emaar Properties PJSC 418,516 1,369,568
Emirates NBD Bank PJSC 461,167 3,474,389
First Abu Dhabi Bank PJSC 37,043 175,763
5,711,603
TOTAL COMMON STOCKS
(Cost $350,965,789) 544,884,058
PREFERRED STOCKS - 2.2%
Brazil - 2 .2%
Banco Bradesco SA (Preference)
(1) 2,063,000 7,634,915
Itau Unibanco Holding SA
(Preference) (1) 405,408 3,403,021
Petroleo Brasileiro SA - Petrobras
(Preference) (1) 205,000 1,926,185
TOTAL PREFERRED STOCKS
(Cost $9,203,110)                                                     12,964,121
SHORT-TERM INVESTMENTS - 3.8%
INVESTMENT COMPANIES - 3 .8%
Limited Purpose Cash Investment
Fund, 3.65% (1)(c)
(Cost $22,136,031) 22,136,091 22,136,091
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $382,304,930) 579,984,270
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2%
‡
1,122,644
NET ASSETS - 100.0% 581,106,914

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
March 31, 2026 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 39,205,855 6 .7%
Consumer Discretionary 28,541,566 4 .9
Consumer Staples 15,540,165 2 .7
Energy 34,931,528 6 .0
Financials 142,510,031 24 .5
Health Care 10,547,030 1 .8
Industrials 61,501,851 10 .6
Information Technology 164,196,226 28 .3
Materials 44,461,365 7 .7
Real Estate 4,800,120 0 .8
Utilities 11,612,442 2 .0
Investment Companies 22,136,091 3 .8
Total Investments In Securities
At Value 579,984,270 99 .8
Other Assets in Excess of
Liabilities ‡ 1,122,644 0 .2
Net Assets
$ 581,106,914 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $11,739,717 of investments in securities, which represents 2.02% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $4,963,683 of investments in securities, which represents 0.85% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 223 6/2026 USD $ 16,218,790 $ (280,506)
Net unrealized depreciation $ (280,506)
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
JPMS
Cash $ – $ 1,583,443 $ 1,583,443

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2026
23
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.5%
Communication Services - 10 .2%
Diversified Telecommunication Services - 0 .8%
AST SpaceMobile, Inc. *
14,401 1,193,411
AT&T, Inc.
116,094 3,365,565
4,558,976
Entertainment - 1 .1%
Electronic Arts, Inc.
6,096 1,242,792
Netflix, Inc. *
17,510 1,683,586
ROBLOX Corp., Class A *
7,229 408,872
Spotify Technology SA *
2,367 1,147,782
Warner Bros Discovery, Inc. *
54,307 1,491,270
5,974,302
Interactive Media & Services - 7 .7%
Alphabet, Inc., Class A
143,867 41,370,394
Meta Platforms, Inc., Class A
3,712 2,123,747
Reddit, Inc., Class A *
1,206 162,388
43,656,529
Media - 0 .1%
Fox Corp., Class A 6,502 379,717
Wireless Telecommunication Services - 0 .5%
Millicom International Cellular SA
(Guatemala) 7,576 567,746
T-Mobile US, Inc.
11,869 2,492,846
3,060,592
Total Communication Services 57,630,116
Consumer Discretionary - 6 .9%
Automobile Components - 0 .4%
Aptiv plc *
2,386 165,684
BorgWarner, Inc.
21,326 1,157,149
Lear Corp.
3,544 429,107
QuantumScape Corp. *
68,440 436,647
2,188,587
Automobiles - 1 .7%
Ford Motor Co.
95,821 1,105,774
General Motors Co.
22,413 1,669,769
Rivian Automotive, Inc., Class A *
30,631 460,997
Tesla, Inc. *
17,320 6,438,710
9,675,250
Broadline Retail - 0 .2%
Dillard's, Inc., Class A
418 239,142
eBay, Inc.
7,392 672,820
Macy's, Inc.
15,614 282,457
1,194,419
Hotels, Restaurants & Leisure - 1 .1%
Aramark
4,926 199,700
Booking Holdings, Inc.
264 1,111,525
Carnival Corp.
9,419 243,764
Chipotle Mexican Grill, Inc., Class
A * 31,271 1,000,985
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.1% (continued)
Domino's Pizza, Inc.
1,642 589,133
DoorDash, Inc., Class A *
4,429 665,014
Expedia Group, Inc.
1,065 245,898
McDonald's Corp.
1,564 486,076
Royal Caribbean Cruises Ltd.
6,285 1,729,506
Starbucks Corp.
2,633 235,890
6,507,491
Household Durables - 0 .6%
Garmin Ltd.
9,655 2,240,057
Somnigroup International, Inc.
14,032 1,037,245
3,277,302
Specialty Retail - 2 .6%
AutoNation, Inc. *
11,012 2,150,203
Carvana Co., Class A *
3,564 1,120,450
Dick's Sporting Goods, Inc.
5,406 1,071,956
Five Below, Inc. *
1,945 444,394
Home Depot, Inc. (The)
6,141 2,019,713
Lowe's Cos., Inc.
5,244 1,239,052
O'Reilly Automotive, Inc. *
18,960 1,750,198
Penske Automotive Group, Inc.
5,891 880,822
Ross Stores, Inc.
2,920 632,560
TJX Cos., Inc. (The)
5,956 951,173
Tractor Supply Co.
22,325 1,011,323
Wayfair, Inc., Class A *
4,663 350,704
Williams-Sonoma, Inc.
5,622 1,025,059
14,647,607
Textiles, Apparel & Luxury Goods - 0 .3%
Amer Sports, Inc. (Finland) *
21,390 704,159
Tapestry, Inc.
5,302 748,165
1,452,324
Total Consumer Discretionary 38,942,980
Consumer Staples - 4 .4%
Beverages - 0 .5%
Celsius Holdings, Inc. *
8,277 293,668
Coca-Cola Co. (The)
14,095 1,071,925
Monster Beverage Corp. *
21,254 1,540,065
2,905,658
Consumer Staples Distribution & Retail - 2 .9%
Casey's General Stores, Inc.
2,884 2,099,148
Costco Wholesale Corp.
6,004 5,982,566
Dollar General Corp.
3,003 356,546
Dollar Tree, Inc. *
1,871 204,893
Walmart, Inc.
60,656 7,538,328
16,181,481
Food Products - 0 .2%
Bunge Global SA
3,973 505,365
Seaboard Corp.
94 531,478
1,036,843

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Personal Care Products - 0 .0% †
Estee Lauder Cos., Inc. (The), Class
A 2,497 179,210
Tobacco - 0 .8%
Altria Group, Inc.
20,395 1,345,866
Philip Morris International, Inc.
18,014 2,978,435
4,324,301
Total Consumer Staples 24,627,493
Energy - 2 .6%
Energy Equipment & Services - 0 .5%
TechnipFMC plc (United Kingdom) 39,850 2,754,830
Oil, Gas & Consumable Fuels - 2 .1%
Cheniere Energy, Inc.
4,455 1,264,151
Diamondback Energy, Inc.
2,119 419,117
DT Midstream, Inc.
3,906 526,021
Exxon Mobil Corp.
4,042 685,766
HF Sinclair Corp.
8,578 535,181
Marathon Petroleum Corp.
10,106 2,467,683
Targa Resources Corp.
20,960 5,255,301
Valero Energy Corp.
3,151 778,549
11,931,769
Total Energy 14,686,599
Financials - 11 .7%
Banks - 4 .0%
Bank of America Corp.
32,318 1,575,503
Citigroup, Inc.
44,635 5,062,055
Citizens Financial Group, Inc.
36,302 2,177,031
Commerce Bancshares, Inc.
7,903 388,828
JPMorgan Chase & Co.
36,599 10,765,962
NU Holdings Ltd., Class A (Brazil) *
58,509 840,774
Wells Fargo & Co.
24,700 1,966,367
22,776,520
Capital Markets - 4 .8%
Ameriprise Financial, Inc.
4,717 2,096,235
Bank of New York Mellon Corp.
(The) 20,757 2,462,403
Blackrock, Inc.
365 351,024
CME Group, Inc.
4,233 1,250,216
Coinbase Global, Inc., Class A *
840 146,672
FactSet Research Systems, Inc.
1,300 282,087
Goldman Sachs Group, Inc. (The)
4,330 3,663,137
Interactive Brokers Group, Inc.,
Class A 9,833 659,499
Intercontinental Exchange, Inc.
4,335 681,809
Jefferies Financial Group, Inc.
9,896 408,408
LPL Financial Holdings, Inc.
8,227 2,474,928
Moody's Corp.
2,295 1,001,194
Morgan Stanley
31,752 5,225,427
MSCI, Inc., Class A
3,987 2,149,033
Nasdaq, Inc.
11,442 971,311
Robinhood Markets, Inc., Class A *
25,156 1,743,311
INVESTMENTS SHARES VALUE ($)
Capital Markets - 4.8% (continued)
S&P Global, Inc.
3,044 1,294,735
26,861,429
Consumer Finance - 0 .4%
Capital One Financial Corp.
3,365 613,877
OneMain Holdings, Inc.
10,201 545,651
SoFi Technologies, Inc. *
9,950 158,006
Synchrony Financial
15,749 1,071,247
2,388,781
Financial Services - 1 .4%
Affirm Holdings, Inc., Class A *
7,556 346,216
Mastercard, Inc., Class A
7,433 3,713,973
Rocket Cos., Inc., Class A *
66,462 947,083
Visa, Inc., Class A
9,790 2,958,930
7,966,202
Insurance - 1 .1%
Arthur J Gallagher & Co.
7,060 1,529,055
Assured Guaranty Ltd.
14,302 1,165,327
Lincoln National Corp.
15,597 553,693
Progressive Corp. (The)
14,432 2,861,000
6,109,075
Total Financials 66,102,007
Health Care - 10 .8%
Biotechnology - 3 .5%
AbbVie, Inc.
17,565 3,820,212
Alnylam Pharmaceuticals, Inc. *
2,779 919,488
Amgen, Inc.
3,956 1,391,919
Biogen, Inc. *
1,294 237,229
Exelixis, Inc. *
12,523 537,111
Gilead Sciences, Inc.
23,735 3,307,947
Halozyme Therapeutics, Inc. *
5,281 341,311
Incyte Corp. *
9,532 897,152
Insmed, Inc. *
7,202 1,177,671
Ionis Pharmaceuticals, Inc. *
12,611 946,960
Moderna, Inc. *
3,874 196,799
Natera, Inc. *
7,744 1,548,723
Regeneron Pharmaceuticals, Inc.
527 407,181
Revolution Medicines, Inc. *
11,282 1,097,174
Roivant Sciences Ltd. *
45,024 1,247,165
United Therapeutics Corp. *
2,312 1,370,970
19,445,012
Health Care Equipment & Supplies - 1 .2%
Boston Scientific Corp. *
17,375 1,090,281
Dexcom, Inc. *
4,031 253,147
Edwards Lifesciences Corp. *
5,160 413,213
Hologic, Inc. *
7,943 600,411
IDEXX Laboratories, Inc. *
3,637 2,043,594
Intuitive Surgical, Inc. *
3,924 1,808,925
Stryker Corp.
1,647 541,188
6,750,759

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
25
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 1 .3%
Cardinal Health, Inc.
4,863 1,027,601
CVS Health Corp.
12,997 933,445
Elevance Health, Inc.
3,098 906,939
HCA Healthcare, Inc.
3,101 1,467,517
McKesson Corp.
2,935 2,539,832
Tenet Healthcare Corp. *
1,647 310,805
UnitedHealth Group, Inc.
1,309 354,202
7,540,341
Health Care Technology - 0 .3%
Veeva Systems, Inc., Class A * 9,078 1,594,641
Life Sciences Tools & Services - 0 .5%
Medpace Holdings, Inc. *
930 446,577
Thermo Fisher Scientific, Inc.
5,257 2,583,973
3,030,550
Pharmaceuticals - 4 .0%
Elanco Animal Health, Inc. *
38,438 919,821
Eli Lilly & Co.
7,741 7,119,939
Johnson & Johnson
47,595 11,634,122
Merck & Co., Inc.
16,199 1,948,578
Zoetis, Inc., Class A
5,446 643,772
22,266,232
Total Health Care 60,627,535
Industrials - 15 .6%
Aerospace & Defense - 4 .8%
ATI, Inc. *
5,635 819,667
Axon Enterprise, Inc. *
983 417,470
Boeing Co. (The) *
2,327 463,143
BWX Technologies, Inc.
2,935 600,178
Carpenter Technology Corp.
1,597 629,458
Curtiss-Wright Corp.
5,358 3,649,441
GE Aerospace
26,580 7,542,607
Howmet Aerospace, Inc.
17,600 4,056,096
Huntington Ingalls Industries, Inc.
999 379,520
Karman Holdings, Inc. *
1,809 144,810
Lockheed Martin Corp.
2,840 1,716,468
Northrop Grumman Corp.
5,286 3,606,321
Rocket Lab Corp. *
19,425 1,247,473
RTX Corp.
10,597 2,044,161
27,316,813
Air Freight & Logistics - 0 .2%
CH Robinson Worldwide, Inc. 5,013 832,509
Building Products - 0 .7%
A O Smith Corp.
4,045 266,727
Johnson Controls International plc
2,534 331,828
Trane Technologies plc
8,172 3,405,599
4,004,154
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 1 .0%
Cintas Corp.
21,328 3,607,418
Copart, Inc. *
34,720 1,152,704
Rollins, Inc.
14,763 788,492
5,548,614
Construction & Engineering - 1 .8%
AECOM
8,308 704,685
Comfort Systems USA, Inc.
1,423 1,962,303
EMCOR Group, Inc.
2,495 1,842,083
Everus Construction Group, Inc. *
5,625 664,088
Quanta Services, Inc.
9,317 5,115,219
10,288,378
Electrical Equipment - 1 .7%
Eaton Corp. plc
6,837 2,445,390
GE Vernova, Inc.
5,363 4,681,362
nVent Electric plc
3,197 378,141
Vertiv Holdings Co., Class A
8,436 2,113,893
9,618,786
Ground Transportation - 0 .5%
JB Hunt Transport Services, Inc.
2,681 568,104
Old Dominion Freight Line, Inc.
9,440 1,844,576
Uber Technologies, Inc. *
6,226 447,836
2,860,516
Industrial Conglomerates - 0 .2%
Honeywell International, Inc. 5,345 1,208,130
Machinery - 3 .1%
Allison Transmission Holdings, Inc.
12,357 1,446,510
Caterpillar, Inc.
6,582 4,663,084
Cummins, Inc.
1,481 796,808
Deere & Co.
4,046 2,279,112
Illinois Tool Works, Inc.
6,540 1,702,297
PACCAR, Inc.
6,399 739,084
Parker-Hannifin Corp.
4,198 3,758,217
Westinghouse Air Brake
Technologies Corp. 6,146 1,535,947
Xylem, Inc.
3,586 428,527
17,349,586
Passenger Airlines - 0 .3%
United Airlines Holdings, Inc. * 15,871 1,461,243
Professional Services - 0 .3%
Automatic Data Processing, Inc.
3,597 730,838
Booz Allen Hamilton Holding Corp.,
Class A 5,497 428,931
Verisk Analytics, Inc., Class A
3,228 612,513
1,772,282
Trading Companies & Distributors - 1 .0%
Fastenal Co.
28,056 1,301,798
QXO, Inc. *
27,461 533,293
United Rentals, Inc.
2,557 1,862,928
Watsco, Inc.
1,443 524,949

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.0% (continued)
WW Grainger, Inc.
1,363 1,486,774
5,709,742
Total Industrials 87,970,753
Information Technology - 31 .4%
Communications Equipment - 1 .9%
Arista Networks, Inc. *
19,296 2,369,163
Ciena Corp. *
6,747 2,619,388
Cisco Systems, Inc.
12,767 990,592
Lumentum Holdings, Inc. *
4,312 3,030,301
Ubiquiti, Inc.
2,163 1,709,397
10,718,841
Electronic Equipment, Instruments & Components - 2 .3%
Amphenol Corp., Class A
26,448 3,341,705
Coherent Corp. *
5,979 1,424,257
Corning, Inc.
20,996 2,854,826
Flex Ltd. *
6,187 405,001
IPG Photonics Corp. *
1,352 154,926
Jabil, Inc.
8,553 2,271,933
Keysight Technologies, Inc. *
2,578 727,950
TD SYNNEX Corp.
8,495 1,433,191
Zebra Technologies Corp., Class A *
1,545 323,029
12,936,818
IT Services - 0 .5%
Accenture plc, Class A
1,073 212,765
Cloudflare, Inc., Class A *
4,252 877,358
International Business Machines
Corp. 5,940 1,439,796
MongoDB, Inc., Class A *
2,323 568,601
3,098,520
Semiconductors & Semiconductor Equipment - 20 .8%
Advanced Micro Devices, Inc. *
29,008 5,901,097
Allegro MicroSystems, Inc. (Japan) *
28,726 905,731
Amkor Technology, Inc.
26,861 1,209,551
Analog Devices, Inc.
11,619 3,696,469
Applied Materials, Inc.
16,377 5,597,495
Astera Labs, Inc. *
2,427 265,999
Broadcom, Inc.
67,932 21,025,633
First Solar, Inc. *
4,289 846,048
Intel Corp. *
75,369 3,326,034
KLA Corp.
3,704 5,453,807
Lam Research Corp.
39,128 8,360,089
Lattice Semiconductor Corp. *
16,307 1,512,637
MACOM Technology Solutions
Holdings, Inc. * 7,216 1,602,457
Microchip Technology, Inc.
12,290 794,057
Micron Technology, Inc.
22,228 7,509,508
MKS, Inc.
7,851 1,804,238
Monolithic Power Systems, Inc.
2,219 2,426,144
NVIDIA Corp.
236,997 41,332,277
Teradyne, Inc.
7,542 2,235,901
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 20.8% (continued)
Texas Instruments, Inc.
6,524 1,266,569
117,071,741
Software - 4 .7%
Adobe, Inc. *
969 235,544
AppLovin Corp., Class A *
5,864 2,333,872
Autodesk, Inc. *
3,076 736,394
Cadence Design Systems, Inc. *
4,122 1,145,380
Fair Isaac Corp. *
118 125,970
Fortinet, Inc. *
13,258 1,083,444
Guidewire Software, Inc. *
1,071 160,179
Intuit, Inc.
2,897 1,252,605
Microsoft Corp.
21,042 7,789,117
Oracle Corp.
10,305 1,515,969
Palantir Technologies, Inc., Class A *
41,777 6,111,140
Palo Alto Networks, Inc. *
6,438 1,032,140
Salesforce, Inc.
2,432 453,981
ServiceNow, Inc. *
16,710 1,747,030
Synopsys, Inc. *
1,470 582,826
26,305,591
Technology Hardware, Storage & Peripherals - 1 .2%
Apple, Inc.
8,006 2,031,843
Sandisk Corp. *
1,473 935,856
Western Digital Corp.
13,403 3,625,377
6,593,076
Total Information Technology 176,724,587
Materials - 2 .4%
Chemicals - 0 .6%
Albemarle Corp.
4,746 852,049
Element Solutions, Inc.
11,386 388,718
Sherwin-Williams Co. (The)
5,814 1,863,678
3,104,445
Containers & Packaging - 0 .2%
Avery Dennison Corp.
2,796 482,813
Packaging Corp. of America
3,115 661,066
1,143,879
Metals & Mining - 1 .6%
Alcoa Corp.
5,321 352,942
Anglogold Ashanti plc (Australia)
19,393 1,888,102
Freeport-McMoRan, Inc.
9,533 560,350
MP Materials Corp. *
14,199 685,244
Newmont Corp.
26,100 2,825,325
Reliance, Inc.
3,454 1,049,740
Southern Copper Corp. (Mexico)
3,155 542,849
Steel Dynamics, Inc.
6,772 1,218,960
9,123,512
Total Materials 13,371,836

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
27
(Continued)
INVESTMENTS SHARES VALUE ($)
Real Estate - 0 .8%
Health Care REITs - 0 .6%
Medical Properties Trust, Inc., REIT
34,176 158,235
Welltower, Inc., REIT
15,340 3,032,871
3,191,106
Real Estate Management & Development - 0 .1%
CoStar Group, Inc. * 20,700 835,038
Specialized REITs - 0 .1%
Digital Realty Trust, Inc., REIT 3,200 576,672
Total Real Estate 4,602,816
Utilities - 1 .7%
Electric Utilities - 0 .8%
Constellation Energy Corp.
4,804 1,341,517
Entergy Corp.
7,859 883,037
NextEra Energy, Inc.
7,395 686,847
NRG Energy, Inc.
11,020 1,610,463
4,521,864
Gas Utilities - 0 .3%
Atmos Energy Corp.
5,400 997,488
National Fuel Gas Co.
3,427 322,001
UGI Corp.
20,052 730,294
2,049,783
Independent Power and Renewable Electricity Producers - 0 .6%
AES Corp. (The)
43,868 618,100
Brookfield Renewable Corp.
(Canada) 10,291 409,891
Talen Energy Corp. *
2,035 649,633
Vistra Corp.
10,140 1,524,346
3,201,970
Total Utilities 9,773,617
TOTAL COMMON STOCKS
(Cost $305,140,676) 555,060,339
SHORT-TERM INVESTMENTS - 2.2%
INVESTMENT COMPANIES - 2 .2%
Limited Purpose Cash Investment
Fund, 3.65% (a)
(Cost $12,381,161) 12,381,161 12,381,161
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.7%
(Cost $317,521,837) 567,441,500
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.7)% ‡ (3,804,951)
NET ASSETS - 100.0% 563,636,549
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 57,630,116 10 .2%
Consumer Discretionary 38,942,980 6 .9
Consumer Staples 24,627,493 4 .4
Energy 14,686,599 2 .6
Financials 66,102,007 11 .7
Health Care 60,627,535 10 .8
Industrials 87,970,753 15 .6
Information Technology 176,724,587 31 .4
Materials 13,371,836 2 .4
Real Estate 4,602,816 0 .8
Utilities 9,773,617 1 .7
Investment Companies 12,381,161 2 .2
Total Investments In Securities
At Value 567,441,500 100 .7
Liabilities in Excess of Other
Assets ‡ (3,804,951) ( 0 .7 )
Net Assets
$ 563,636,549 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2026.

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 31 6/2026 USD $ 10,184,663 $ (179,337)
Net unrealized depreciation $ (179,337)
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 1,293,937 $ 1,293,937

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | March 2026
29
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.3%
Communication Services - 2 .8%
Diversified Telecommunication Services - 0 .4%
Globalstar, Inc. *
5,959 395,797
IDT Corp., Class B
4,799 235,631
Liberty Latin America Ltd., Class C *
10,645 93,889
725,317
Entertainment - 0 .6%
Cinemark Holdings, Inc.
5,046 143,912
IMAX Corp. *
8,126 308,869
Lionsgate Studios Corp. *
14,584 139,860
Madison Square Garden
Entertainment Corp. * 1,967 115,876
Sphere Entertainment Co. *
3,047 357,718
1,066,235
Interactive Media & Services - 0 .2%
Arena Group Holdings, Inc. (The) *
20,310 44,073
EverQuote, Inc., Class A *
3,142 48,450
Grindr, Inc. (Singapore) *
11,762 142,202
234,725
Media - 1 .5%
EchoStar Corp., Class A *
19,038 2,228,779
EW Scripps Co. (The), Class A *
24,964 92,866
iHeartMedia, Inc., Class A *
40,438 118,079
Scholastic Corp.
2,116 82,651
2,522,375
Wireless Telecommunication Services - 0 .1%
Telephone and Data Systems, Inc. 4,021 169,284
Total Communication Services 4,717,936
Consumer Discretionary - 7 .0%
Automobile Components - 1 .0%
Adient plc *
6,624 133,871
Cooper-Standard Holdings, Inc. *
5,024 140,019
Dorman Products, Inc. *
399 41,640
Garrett Motion, Inc. (Switzerland)
22,747 413,313
Holley, Inc. *
21,381 65,640
LCI Industries
1,624 199,719
Motorcar Parts of America, Inc. *
5,858 64,789
Patrick Industries, Inc.
2,165 240,467
Phinia, Inc.
2,628 179,860
Solid Power, Inc. *
29,166 87,498
Standard Motor Products, Inc.
1,725 59,926
Strattec Security Corp. *
1,799 140,934
1,767,676
Broadline Retail - 0 .1%
Kohl's Corp. 9,744 125,698
Distributors - 0 .1%
GigaCloud Technology, Inc., Class
A * 2,729 123,842
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 1 .6%
American Public Education, Inc. *
6,360 361,757
Carriage Services, Inc., Class A
4,474 204,283
Covista, Inc. *
3,082 355,201
Frontdoor, Inc. *
2,005 105,984
Graham Holdings Co., Class B
132 139,558
Laureate Education, Inc., Class A *
14,997 522,496
Lincoln Educational Services Corp. *
5,532 225,042
OneSpaWorld Holdings Ltd.
(Bahamas) 5,840 134,028
Perdoceo Education Corp.
3,445 128,188
Stride, Inc. *
2,382 210,021
Universal Technical Institute, Inc. *
6,821 246,238
2,632,796
Hotels, Restaurants & Leisure - 1 .1%
Biglari Holdings, Inc., Class B *
169 55,701
Brinker International, Inc. *
2,815 401,897
Cheesecake Factory, Inc. (The)
1,619 88,640
Kura Sushi USA, Inc., Class A *
854 59,601
Lindblad Expeditions Holdings, Inc. *
7,358 127,293
Nathan's Famous, Inc.
523 52,682
Red Rock Resorts, Inc., Class A
4,489 239,533
Rush Street Interactive, Inc. *
26,239 570,698
Super Group SGHC Ltd. (Guernsey)
21,841 235,883
1,831,928
Household Durables - 0 .6%
Cavco Industries, Inc. *
254 123,010
Green Brick Partners, Inc. *
6,031 388,698
Installed Building Products, Inc.
1,482 392,952
M/I Homes, Inc. *
921 112,776
1,017,436
Leisure Products - 0 .5%
Acushnet Holdings Corp.
5,770 539,379
Callaway Golf Co. *
14,320 198,762
Polaris, Inc.
812 44,254
782,395
Specialty Retail - 1 .8%
Advance Auto Parts, Inc.
1,173 61,876
American Eagle Outfitters, Inc.
11,805 197,143
Asbury Automotive Group, Inc. *
1,031 201,468
Boot Barn Holdings, Inc. *
1,807 264,473
Buckle, Inc. (The)
5,106 257,138
Build-A-Bear Workshop, Inc.
4,543 170,135
Citi Trends, Inc. *
2,415 104,618
Group 1 Automotive, Inc.
778 257,230
National Vision Holdings, Inc. *
8,454 218,959
RealReal, Inc. (The) *
16,920 153,634
Signet Jewelers Ltd.
2,034 172,158
Sonic Automotive, Inc., Class A
4,482 307,331
ThredUp, Inc., Class A *
26,183 85,880
Urban Outfitters, Inc. *
6,010 380,733
Victoria's Secret & Co. *
2,825 130,967

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 1.8% (continued)
Warby Parker, Inc., Class A *
2,376 50,062
3,013,805
Textiles, Apparel & Luxury Goods - 0 .2%
Figs, Inc., Class A *
9,676 142,914
Kontoor Brands, Inc.
1,217 85,543
Rocky Brands, Inc.
1,804 69,851
298,308
Total Consumer Discretionary 11,593,884
Consumer Staples - 1 .5%
Beverages - 0 .2%
National Beverage Corp. *
3,086 103,844
Vita Coco Co., Inc. (The) *
3,914 187,520
291,364
Consumer Staples Distribution & Retail - 0 .5%
Chefs' Warehouse, Inc. (The) *
2,585 153,678
Natural Grocers by Vitamin Cottage,
Inc. 5,902 152,567
PriceSmart, Inc.
1,875 282,187
United Natural Foods, Inc. *
5,577 251,300
839,732
Food Products - 0 .4%
Alico, Inc.
4,448 183,525
Cal-Maine Foods, Inc.
814 64,428
Fresh Del Monte Produce, Inc.
3,135 126,215
Mama's Creations, Inc. *
4,706 72,190
Seneca Foods Corp., Class A *
1,068 161,396
607,754
Household Products - 0 .1%
Central Garden & Pet Co., Class A *
1,915 62,084
Oil-Dri Corp. of America
1,896 123,411
185,495
Personal Care Products - 0 .1%
Nature's Sunshine Products, Inc. *
2,494 59,831
Niagen Bioscience, Inc. *
18,452 81,374
Nu Skin Enterprises, Inc., Class A
7,201 52,423
193,628
Tobacco - 0 .2%
Turning Point Brands, Inc. 3,783 328,326
Total Consumer Staples 2,446,299
Energy - 5 .1%
Energy Equipment & Services - 1 .8%
Archrock, Inc.
16,883 587,528
Forum Energy Technologies, Inc. *
4,268 250,361
Kodiak Gas Services, Inc.
1,363 79,490
Liberty Energy, Inc., Class A
1,917 55,210
National Energy Services Reunited
Corp. * 10,572 226,981
Natural Gas Services Group, Inc.
2,663 100,502
Noble Corp. plc
1,154 56,627
INVESTMENTS SHARES VALUE ($)
Energy Equipment & Services - 1.8% (continued)
Oil States International, Inc. *
3,940 45,862
ProPetro Holding Corp. *
4,354 62,741
Solaris Energy Infrastructure, Inc.
8,609 486,494
TETRA Technologies, Inc. *
16,787 143,025
Tidewater, Inc. *
5,787 483,504
Transocean Ltd. *
20,094 133,223
Valaris Ltd. *
3,851 377,552
3,089,100
Oil, Gas & Consumable Fuels - 3 .3%
Centrus Energy Corp., Class A *
1,841 319,579
CNX Resources Corp. *
4,862 187,430
Comstock Resources, Inc. *
6,974 147,012
Core Natural Resources, Inc.
3,499 366,450
Delek US Holdings, Inc.
5,556 250,409
DHT Holdings, Inc.
15,099 275,859
Dorian LPG Ltd.
3,343 114,331
Energy Fuels, Inc. *
28,529 520,654
Excelerate Energy, Inc., Class A
1,632 54,541
Gevo, Inc. *
40,478 110,505
Golar LNG Ltd. (Cameroon)
1,539 83,275
Gulfport Energy Corp. *
1,227 259,596
International Seaways, Inc.
4,577 333,572
Lightbridge Corp. *
7,210 76,859
Nordic American Tankers Ltd.
18,232 106,840
Northern Oil & Gas, Inc.
2,302 67,287
Par Pacific Holdings, Inc. *
5,554 347,903
PBF Energy, Inc., Class A
4,069 193,766
Peabody Energy Corp.
12,472 410,952
Scorpio Tankers, Inc. (Monaco)
3,008 224,577
Teekay Corp. Ltd.
11,056 134,994
Teekay Tankers Ltd., Class A
(Canada) 2,593 190,119
Uranium Energy Corp. *
53,390 720,765
5,497,275
Total Energy 8,586,375
Financials - 10 .6%
Banks - 4 .3%
Ameris Bancorp
1,497 116,751
Axos Financial, Inc. *
3,337 283,945
Bancorp, Inc. (The) *
8,913 478,896
Bank of Marin Bancorp
3,137 80,401
BankUnited, Inc.
5,938 268,160
Bridgewater Bancshares, Inc. *
2,717 48,091
Capital City Bank Group, Inc.
1,214 52,760
Central Pacific Financial Corp.
7,690 245,772
Coastal Financial Corp. *
4,390 334,079
Customers Bancorp, Inc. *
727 50,461
Esquire Financial Holdings, Inc.
4,882 524,815
FB Financial Corp.
1,990 103,361
First Bancorp
2,787 157,047
First BanCorp
7,504 160,285
First Financial Corp.
1,144 72,301
Flagstar Bank NA
6,002 79,046

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
31
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 4.3% (continued)
Hancock Whitney Corp.
2,302 146,384
Hanmi Financial Corp.
6,182 162,958
Heritage Commerce Corp.
5,631 70,275
Home Bancorp, Inc.
1,187 71,908
HomeTrust Bancshares, Inc.
3,715 158,445
Horizon Bancorp, Inc.
9,594 158,973
Huntington Bancshares, Inc.
13,407 209,820
Independent Bank Corp.
2,160 71,928
Independent Bank Corp.
1,261 94,840
Lakeland Financial Corp.
3,172 182,009
Mercantile Bank Corp.
2,370 119,685
Metropolitan Bank Holding Corp.
1,899 158,168
Nicolet Bankshares, Inc.
1,267 188,302
Northeast Bank
3,013 338,571
Northrim Bancorp, Inc.
8,540 195,395
OFG Bancorp
1,913 77,400
Orrstown Financial Services, Inc.
3,459 124,801
ServisFirst Bancshares, Inc.
1,141 83,099
Shore Bancshares, Inc.
8,744 163,338
SmartFinancial, Inc.
1,979 77,339
Texas Capital Bancshares, Inc. *
1,560 148,013
Third Coast Bancshares, Inc. *
1,458 55,156
Triumph Financial, Inc. *
2,953 176,176
TrustCo Bank Corp.
3,325 145,569
Trustmark Corp.
2,849 120,057
UMB Financial Corp.
1,661 187,344
Valley National Bancorp
35,501 435,952
7,178,076
Capital Markets - 1 .8%
Acadian Asset Management, Inc.
8,654 470,951
Artisan Partners Asset Management,
Inc., Class A 1,872 68,122
BGC Group, Inc., Class A
27,013 264,187
DigitalBridge Group, Inc.
12,681 195,541
Donnelley Financial Solutions, Inc. *
5,882 277,278
Perella Weinberg Partners
3,627 65,866
Piper Sandler Cos.
3,804 291,196
PJT Partners, Inc., Class A
3,670 512,772
StepStone Group, Inc., Class A
5,196 247,953
StoneX Group, Inc. *
5,040 406,476
Victory Capital Holdings, Inc., Class
A 2,725 178,433
Virtus Investment Partners, Inc.
611 82,088
3,060,863
Consumer Finance - 1 .1%
Bread Financial Holdings, Inc.
3,085 231,036
Dave, Inc. *
1,788 311,273
Enova International, Inc. *
1,641 222,897
FirstCash Holdings, Inc.
2,060 387,280
Green Dot Corp., Class A *
10,931 122,646
LendingClub Corp. *
5,452 78,072
Nelnet, Inc., Class A
1,693 218,329
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 1.1% (continued)
OppFi, Inc.
22,449 173,082
1,744,615
Financial Services - 1 .4%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,240 165,499
Better Home & Finance Holding
Co. * 2,685 95,640
Brookfield Business Corp. (Canada)
2,713 85,839
HA Sustainable Infrastructure
Capital, Inc. 4,465 164,089
Jackson Financial, Inc., Class A
4,594 485,678
NCR Atleos Corp. *
3,188 138,933
Pagseguro Digital Ltd., Class A
(Brazil) 20,514 205,550
PennyMac Financial Services, Inc.
6,848 598,515
Sezzle, Inc. *
2,843 179,933
StoneCo Ltd., Class A (Brazil) *
14,172 200,109
2,319,785
Insurance - 2 .0%
American Coastal Insurance Corp.
7,814 87,907
CNO Financial Group, Inc.
18,395 755,299
Genworth Financial, Inc., Class A *
37,888 307,651
Hamilton Insurance Group Ltd.,
Class B 6,700 199,861
HCI Group, Inc.
1,520 235,007
Heritage Insurance Holdings, Inc. *
10,082 264,652
Hippo Holdings, Inc. *
4,407 114,846
Lemonade, Inc. *
6,172 386,861
Mercury General Corp.
2,073 182,735
Palomar Holdings, Inc. *
2,723 325,399
SiriusPoint Ltd. *
13,905 299,514
Universal Insurance Holdings, Inc.
3,580 122,293
3,282,025
Total Financials 17,585,364
Health Care - 19 .7%
Biotechnology - 10 .8%
4D Molecular Therapeutics, Inc. *
8,060 75,039
ACADIA Pharmaceuticals, Inc. *
9,186 204,480
ADC Therapeutics SA (Switzerland)
* 30,255 113,456
ADMA Biologics, Inc. *
22,955 206,825
Akebia Therapeutics, Inc. *
40,514 56,314
Aldeyra Therapeutics, Inc. *
10,953 18,511
Alkermes plc *
2,520 89,107
Amicus Therapeutics, Inc. *
9,818 141,968
AnaptysBio, Inc. *
3,398 188,453
Apogee Therapeutics, Inc. *
6,136 516,467
Arcus Biosciences, Inc. *
5,123 110,657
Arcutis Biotherapeutics, Inc. *
13,360 314,762
Arrowhead Pharmaceuticals, Inc. *
12,896 808,579
Atrium Therapeutics, Inc. *
1,386 18,531

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 10.8% (continued)
Aurinia Pharmaceuticals, Inc.
(Canada) * 11,995 177,766
Bridgebio Pharma, Inc. *
16,011 1,188,977
Bright Minds Biosciences, Inc.
(Canada) * 1,419 103,544
Capricor Therapeutics, Inc. *
6,766 205,686
Catalyst Pharmaceuticals, Inc. *
11,276 279,194
Celcuity, Inc. *
4,728 539,654
CG oncology, Inc. *
5,021 339,821
Cogent Biosciences, Inc. *
14,742 567,420
Coherus Oncology, Inc. *
30,915 52,246
Compass Therapeutics, Inc. *
37,706 199,465
Corvus Pharmaceuticals, Inc. *
8,192 119,849
Cytokinetics, Inc. *
2,345 154,559
Design Therapeutics, Inc. *
5,240 55,754
Dianthus Therapeutics, Inc. *
2,563 215,087
Editas Medicine, Inc. *
41,896 103,483
Emergent BioSolutions, Inc. *
6,069 50,373
Enanta Pharmaceuticals, Inc. *
7,313 92,363
Erasca, Inc. *
20,357 329,376
GRAIL, Inc. *
3,564 184,188
ImmunityBio, Inc. *
8,984 68,907
Immunome, Inc. *
6,801 148,738
Inhibrx Biosciences, Inc. *
2,603 175,000
Ironwood Pharmaceuticals, Inc.,
Class A * 14,156 49,688
KalVista Pharmaceuticals, Inc. *
3,609 72,649
Keros Therapeutics, Inc. *
3,448 38,066
Kodiak Sciences, Inc. *
14,070 536,348
Krystal Biotech, Inc. *
1,704 440,177
Kymera Therapeutics, Inc. *
5,698 474,586
Lexeo Therapeutics, Inc. *
10,637 61,056
Madrigal Pharmaceuticals, Inc. *
1,776 929,683
MannKind Corp. *
37,174 91,076
Mineralys Therapeutics, Inc. *
8,014 217,099
Mirum Pharmaceuticals, Inc. *
5,083 469,568
Monopar Therapeutics, Inc. *
1,448 79,336
Monte Rosa Therapeutics, Inc. *
7,454 122,618
Nuvalent, Inc., Class A *
1,907 195,372
Olema Pharmaceuticals, Inc. *
8,604 128,286
Organogenesis Holdings, Inc., Class
A * 13,635 32,315
PDL BioPharma, Inc. (3)*
34,242 1,079
Praxis Precision Medicines, Inc. *
2,647 852,837
Precigen, Inc. *
37,666 145,767
Protagonist Therapeutics, Inc. *
5,821 613,533
Protara Therapeutics, Inc. *
10,978 57,195
PTC Therapeutics, Inc. *
7,622 519,287
Puma Biotechnology, Inc. *
15,121 96,623
REGENXBIO, Inc. *
7,449 62,423
Relay Therapeutics, Inc. *
5,827 57,979
Rezolute, Inc. *
16,645 50,767
Rhythm Pharmaceuticals, Inc. *
6,543 569,045
Rigel Pharmaceuticals, Inc. *
3,869 104,618
Sana Biotechnology, Inc. *
21,780 62,726
Savara, Inc. *
25,146 137,297
INVESTMENTS SHARES VALUE ($)
Biotechnology - 10.8% (continued)
Scholar Rock Holding Corp. *
4,503 221,368
SELLAS Life Sciences Group, Inc. *
40,756 172,398
Spyre Therapeutics, Inc. *
1,207 60,881
Stoke Therapeutics, Inc. *
7,317 238,242
Syndax Pharmaceuticals, Inc. *
6,418 149,924
Tango Therapeutics, Inc. *
20,170 421,956
Taysha Gene Therapies, Inc. *
35,599 159,128
TG Therapeutics, Inc. *
4,053 134,641
Travere Therapeutics, Inc. *
9,335 277,343
Tyra Biosciences, Inc. *
1,556 59,595
UroGen Pharma Ltd. *
6,541 117,607
Vaxcyte, Inc. *
1,488 86,468
Vera Therapeutics, Inc. *
1,264 50,851
Verastem, Inc. *
10,704 56,731
Viridian Therapeutics, Inc. *
5,984 117,047
Zenas Biopharma, Inc. *
5,777 112,940
Zymeworks, Inc. *
4,036 101,061
18,021,879
Health Care Equipment & Supplies - 1 .6%
Alphatec Holdings, Inc. *
13,846 150,644
AngioDynamics, Inc. *
10,763 122,375
Artivion, Inc. *
5,302 194,159
AtriCure, Inc. *
1,707 48,701
Axogen, Inc. *
5,492 181,950
Glaukos Corp. *
866 93,234
iRadimed Corp.
1,352 130,144
IRhythm Holdings, Inc. *
2,768 326,679
Lantheus Holdings, Inc. *
1,402 106,342
LeMaitre Vascular, Inc.
1,373 149,890
LivaNova plc *
1,894 120,383
Lucid Diagnostics, Inc. *
64,276 73,917
Merit Medical Systems, Inc. *
2,701 186,180
Neuronetics, Inc. *
36,487 52,906
NeuroPace, Inc. *
5,250 69,038
Pulse Biosciences, Inc. *
4,112 88,778
Tactile Systems Technology, Inc. *
2,262 59,106
TransMedics Group, Inc. *
3,127 310,855
UFP Technologies, Inc. *
853 165,141
2,630,422
Health Care Providers & Services - 3 .5%
Addus HomeCare Corp. *
3,686 345,194
Alignment Healthcare, Inc. *
17,466 307,751
Aveanna Healthcare Holdings, Inc. *
17,611 113,415
BrightSpring Health Services, Inc. *
13,160 560,748
Brookdale Senior Living, Inc. *
25,396 347,417
Castle Biosciences, Inc. *
2,127 52,218
CorVel Corp. *
1,346 73,559
Enhabit, Inc. *
8,991 126,683
Ensign Group, Inc. (The)
3,263 657,494
Fulgent Genetics, Inc. *
2,881 45,808
GeneDx Holdings Corp. *
2,561 164,467
Guardant Health, Inc. *
12,294 1,135,597
Guardian Pharmacy Services, Inc.,
Class A * 2,211 83,266

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
33
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 3.5% (continued)
HealthEquity, Inc. *
1,890 157,947
Hims & Hers Health, Inc. *
13,874 288,024
National HealthCare Corp.
324 51,743
Nutex Health, Inc. *
1,075 102,168
Oncology Institute, Inc. (The) *
39,829 122,275
OPKO Health, Inc. *
66,111 75,366
Option Care Health, Inc. *
1,859 50,044
PACS Group, Inc. *
5,599 179,840
Pediatrix Medical Group, Inc. *
9,568 204,659
Pennant Group, Inc. (The) *
2,397 73,061
Progyny, Inc. *
5,272 89,519
RadNet, Inc. *
2,686 150,121
Select Medical Holdings Corp.
5,751 93,684
Strata Critical Medical, Inc. *
15,781 65,965
Talkspace, Inc. *
15,394 79,664
5,797,697
Life Sciences Tools & Services - 0 .2%
Adaptive Biotechnologies Corp. *
18,912 262,498
CryoPort, Inc. *
6,374 52,777
Personalis, Inc. *
8,630 54,973
370,248
Pharmaceuticals - 3 .6%
Aclaris Therapeutics, Inc. *
35,656 133,710
Alumis, Inc. *
5,991 131,982
Amneal Pharmaceuticals, Inc. *
26,839 333,609
Amylyx Pharmaceuticals, Inc. *
15,222 211,586
ANI Pharmaceuticals, Inc. *
1,814 139,497
Aquestive Therapeutics, Inc. *
15,078 62,574
Axsome Therapeutics, Inc. *
3,738 631,797
BioAge Labs, Inc. *
5,036 88,080
Collegium Pharmaceutical, Inc. *
2,431 80,393
Definium Therapeutics, Inc. *
9,472 179,021
Esperion Therapeutics, Inc. *
27,023 74,043
EyePoint, Inc. *
9,998 128,874
Fulcrum Therapeutics, Inc. *
12,856 98,605
Harrow, Inc. *
3,586 126,442
Indivior Pharmaceuticals, Inc. *
15,524 473,171
Ligand Pharmaceuticals, Inc. *
1,787 356,774
Liquidia Corp. *
9,285 350,416
MBX Biosciences, Inc. *
4,286 127,937
Nuvation Bio, Inc. *
34,867 149,579
Phathom Pharmaceuticals, Inc. *
5,803 64,471
Phibro Animal Health Corp., Class A
3,989 220,632
Rapport Therapeutics, Inc. *
4,982 155,887
Supernus Pharmaceuticals, Inc. *
5,161 266,772
Tarsus Pharmaceuticals, Inc. *
4,602 322,830
Terns Pharmaceuticals, Inc. *
11,905 627,632
Trevi Therapeutics, Inc. *
20,792 248,049
WaVe Life Sciences Ltd. *
8,845 64,126
Xeris Biopharma Holdings, Inc. *
31,410 182,178
6,030,667
Total Health Care 32,850,913
INVESTMENTS SHARES VALUE ($)
Industrials - 21 .5%
Aerospace & Defense - 2 .7%
AAR Corp. *
1,696 185,644
AeroVironment, Inc. *
3,155 577,523
Archer Aviation, Inc., Class A *
7,021 36,299
Astronics Corp. *
6,009 400,980
Byrna Technologies, Inc. *
4,223 38,767
Intuitive Machines, Inc. *
7,847 145,640
Kratos Defense & Security
Solutions, Inc. * 18,149 1,279,686
Mercury Systems, Inc. *
7,380 538,076
Moog, Inc., Class A
1,353 395,942
Park Aerospace Corp.
3,499 95,803
Red Cat Holdings, Inc. *
9,736 127,444
Satellogic, Inc., Class A *
33,043 179,754
VSE Corp.
2,415 445,326
4,446,884
Building Products - 1 .8%
AZZ, Inc.
559 69,948
CSW Industrials, Inc.
2,595 676,205
Gibraltar Industries, Inc. *
4,161 165,899
Griffon Corp.
2,883 209,537
Modine Manufacturing Co. *
4,164 902,380
Resideo Technologies, Inc. *
7,969 268,635
UFP Industries, Inc.
5,252 483,814
Zurn Elkay Water Solutions Corp.
4,458 199,897
2,976,315
Commercial Services & Supplies - 0 .9%
BrightView Holdings, Inc. *
5,212 61,450
Brink's Co. (The)
542 56,168
Casella Waste Systems, Inc., Class
A * 2,339 185,576
CoreCivic, Inc. *
6,129 115,899
Enviri Corp. *
10,624 208,443
GEO Group, Inc. (The) *
10,472 176,034
Healthcare Services Group, Inc. *
7,682 142,501
Interface, Inc., Class A
4,446 110,794
OPENLANE, Inc. *
8,276 241,246
Pitney Bowes, Inc.
25,924 286,460
1,584,571
Construction & Engineering - 4 .4%
Ameresco, Inc., Class A *
4,786 122,043
Argan, Inc.
1,692 921,548
Centuri Holdings, Inc. *
3,735 109,100
Construction Partners, Inc., Class
A * 7,260 806,731
Dycom Industries, Inc. *
2,590 877,544
Granite Construction, Inc.
2,244 269,011
Great Lakes Dredge & Dock Corp. *
3,679 62,543
IES Holdings, Inc. *
1,507 718,040
Limbach Holdings, Inc. *
2,965 231,418
MYR Group, Inc. *
1,504 424,609
Primoris Services Corp.
4,901 701,039
Sterling Infrastructure, Inc. *
4,133 1,683,247

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 4.4% (continued)
Tutor Perini Corp.
6,085 469,701
7,396,574
Electrical Equipment - 4 .9%
Allient, Inc.
2,487 146,957
American Superconductor Corp. *
4,037 136,653
Amprius Technologies, Inc. *
25,061 422,529
Atkore, Inc.
1,098 64,683
Bloom Energy Corp., Class A *
21,821 2,956,527
EnerSys
1,224 212,633
Eos Energy Enterprises, Inc. *
52,207 258,947
Fluence Energy, Inc., Class A *
3,195 43,963
NANO Nuclear Energy, Inc. *
1,872 38,339
Nextpower, Inc., Class A *
14,117 1,701,804
NuScale Power Corp. *
6,428 69,680
Powell Industries, Inc.
1,195 646,591
Power Solutions International, Inc. *
1,309 79,692
Preformed Line Products Co.
259 70,124
Shoals Technologies Group, Inc.,
Class A * 17,473 114,972
Sunrun, Inc. *
26,614 360,886
T1 Energy, Inc. (Norway) *
36,862 161,824
Thermon Group Holdings, Inc. *
2,686 135,374
Vicor Corp. *
3,444 554,484
8,176,662
Ground Transportation - 0 .3%
ArcBest Corp.
1,360 133,769
Covenant Logistics Group, Inc.,
Class A 11,440 310,596
Hertz Global Holdings, Inc. *
18,031 83,123
Marten Transport Ltd.
4,629 60,779
588,267
Machinery - 3 .4%
Alamo Group, Inc.
530 87,434
Atmus Filtration Technologies, Inc.
3,370 191,315
Blue Bird Corp. *
2,454 139,363
CECO Environmental Corp. *
6,019 358,612
Enerpac Tool Group Corp., Class A
2,323 84,720
Enpro, Inc.
927 232,352
ESCO Technologies, Inc.
2,595 730,155
Federal Signal Corp.
2,903 313,930
Franklin Electric Co., Inc.
2,799 257,984
Graham Corp. *
1,904 150,264
Greenbrier Cos., Inc. (The)
2,064 108,670
Helios Technologies, Inc.
2,354 152,327
JBT Marel Corp.
3,891 497,542
Kadant, Inc.
1,653 483,255
Kennametal, Inc.
1,292 46,680
Microvast Holdings, Inc. *
37,816 56,724
Proto Labs, Inc. *
1,953 111,360
Richtech Robotics, Inc., Class B *
36,583 76,458
SPX Technologies, Inc. *
3,607 721,184
Terex Corp.
5,685 335,983
INVESTMENTS SHARES VALUE ($)
Machinery - 3.4% (continued)
Watts Water Technologies, Inc.,
Class A 1,872 543,423
5,679,735
Marine Transportation - 0 .1%
Himalaya Shipping Ltd. 8,414 111,906
Passenger Airlines - 0 .6%
Joby Aviation, Inc. *
39,133 323,238
SkyWest, Inc. *
6,637 609,476
932,714
Professional Services - 1 .7%
Barrett Business Services, Inc.
4,332 126,408
BlackSky Technology, Inc. *
7,673 193,053
CRA International, Inc.
1,390 225,013
CSG Systems International, Inc.
3,392 271,156
Exponent, Inc.
1,152 75,168
Huron Consulting Group, Inc. *
1,883 240,064
IBEX Holdings Ltd. *
2,303 61,766
Innodata, Inc. *
4,806 185,608
Maximus, Inc.
2,334 149,609
Planet Labs PBC *
33,463 935,291
Upwork, Inc. *
7,837 85,894
Verra Mobility Corp., Class A *
4,717 67,406
Willdan Group, Inc. *
2,561 196,070
2,812,506
Trading Companies & Distributors - 0 .7%
Boise Cascade Co.
3,371 255,690
DXP Enterprises, Inc. *
397 55,473
NPK International, Inc. *
4,743 68,726
Rush Enterprises, Inc., Class A
7,715 510,039
Xometry, Inc., Class A *
6,462 263,908
1,153,836
Total Industrials 35,859,970
Information Technology - 16 .1%
Communications Equipment - 2 .0%
ADTRAN Holdings, Inc. *
6,761 85,053
Applied Optoelectronics, Inc. *
4,956 419,228
BK Technologies Corp. *
1,850 138,065
Calix, Inc. *
7,126 349,103
Digi International, Inc. *
2,515 121,223
Extreme Networks, Inc. *
4,613 69,564
Viasat, Inc. *
15,967 731,289
Viavi Solutions, Inc. *
24,761 824,046
Vistance Networks, Inc. *
30,616 557,211
3,294,782
Electronic Equipment, Instruments & Components - 5 .1%
908 Devices, Inc. *
15,216 93,122
Advanced Energy Industries, Inc.
3,289 1,061,393
Aeva Technologies, Inc. *
13,291 174,910
Arlo Technologies, Inc. *
8,873 126,263
Badger Meter, Inc.
3,605 549,222
Bel Fuse, Inc., Class B
1,079 213,620

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
35
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 5.1%
(continued)
Belden, Inc.
888 101,969
Daktronics, Inc. *
11,018 215,402
Evolv Technologies Holdings, Inc. *
18,400 111,320
Fabrinet (Thailand) *
3,463 1,806,024
Frequency Electronics, Inc. *
3,517 155,662
Insight Enterprises, Inc. *
1,123 75,252
Itron, Inc. *
1,392 124,765
Kimball Electronics, Inc. *
2,188 51,834
Mirion Technologies, Inc. *
22,348 415,449
nLight, Inc. *
7,640 435,633
Novanta, Inc. *
1,513 178,700
OSI Systems, Inc. *
1,339 355,518
Ouster, Inc. *
9,597 176,297
PC Connection, Inc.
1,848 108,034
Plexus Corp. *
599 121,322
Sanmina Corp. *
4,451 577,028
TTM Technologies, Inc. *
12,703 1,237,526
Vuzix Corp. *
33,727 77,909
8,544,174
IT Services - 0 .8%
Applied Digital Corp. *
26,362 625,834
BigBear.ai Holdings, Inc. *
24,313 85,582
Crexendo, Inc. *
8,708 53,728
DigitalOcean Holdings, Inc. *
5,148 441,595
Fastly, Inc., Class A *
5,379 156,314
Information Services Group, Inc.
15,290 58,714
1,421,767
Semiconductors & Semiconductor Equipment - 4 .1%
ACM Research, Inc., Class A *
6,928 272,617
Aehr Test Systems *
4,700 174,276
Aeluma, Inc. *
5,590 73,173
Axcelis Technologies, Inc. *
2,117 197,050
Credo Technology Group Holding
Ltd. * 15,268 1,433,207
Diodes, Inc. *
1,023 69,830
FormFactor, Inc. *
7,937 769,810
Impinj, Inc. *
1,659 170,379
Kopin Corp. *
58,390 131,377
Navitas Semiconductor Corp. *
28,657 251,322
PDF Solutions, Inc. *
2,645 86,518
Photronics, Inc. *
1,553 62,757
Rambus, Inc. *
11,144 958,718
Rigetti Computing, Inc. *
30,220 424,289
Semtech Corp. *
9,312 716,000
SiTime Corp. *
2,170 749,410
SkyWater Technology, Inc. *
7,651 209,714
6,750,447
Software - 3 .5%
A10 Networks, Inc.
14,183 327,911
ACI Worldwide, Inc. *
3,940 161,579
Adeia, Inc.
8,175 196,445
Arteris, Inc. *
6,009 98,788
INVESTMENTS SHARES VALUE ($)
Software - 3.5% (continued)
AvePoint, Inc. *
7,243 68,881
Bitdeer Technologies Group, Class
A * 5,251 45,421
Cerence, Inc. *
6,584 41,545
Cipher Digital, Inc. *
35,387 455,431
Cleanspark, Inc. *
8,914 75,858
Clear Secure, Inc., Class A
8,954 433,463
Commvault Systems, Inc. *
980 76,332
Digital Turbine, Inc. *
27,446 79,045
D-Wave Quantum, Inc. (Canada) *
33,007 476,291
Hut 8 Corp. (Canada) *
10,420 488,802
InterDigital, Inc.
3,113 940,126
Life360, Inc. *
3,274 133,645
NextNav, Inc. *
17,253 276,393
ON24, Inc. *
2,687 21,765
Porch Group, Inc. *
21,283 152,599
Q2 Holdings, Inc. *
2,898 137,075
Red Violet, Inc. *
2,649 91,655
Rezolve AI plc *
21,679 55,498
Riot Platforms, Inc. *
11,877 146,800
SoundHound AI, Inc. *
18,035 123,901
SPS Commerce, Inc. *
2,995 166,732
Telos Corp. *
14,901 62,435
Terawulf, Inc. *
34,769 501,717
Zeta Global Holdings Corp., Class
A * 4,034 64,221
5,900,354
Technology Hardware, Storage & Peripherals - 0 .6%
Diebold Nixdorf, Inc. *
2,596 195,842
GPGI, Inc., Class A
13,412 229,345
IonQ, Inc. *
16,389 472,495
Quantum Computing, Inc. *
7,486 51,279
948,961
Total Information Technology 26,860,485
Materials - 5 .7%
Chemicals - 1 .0%
ASP Isotopes, Inc. *
12,297 54,353
Flotek Industries, Inc. *
6,369 108,082
Hawkins, Inc.
5,060 777,216
Ingevity Corp. *
3,025 215,471
Perimeter Solutions, Inc. *
14,853 362,710
Sensient Technologies Corp.
2,025 175,041
1,692,873
Construction Materials - 0 .2%
United States Lime & Minerals, Inc. 1,944 253,906
Containers & Packaging - 0 .1%
Ardagh Metal Packaging SA
16,622 67,319
TriMas Corp.
5,115 183,833
251,152

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 4 .4%
American Battery Technology Co. *
43,368 120,997
Caledonia Mining Corp. plc (South
Africa) 5,880 132,829
Century Aluminum Co. *
6,125 359,476
Coeur Mining, Inc. *
60,663 1,138,644
Commercial Metals Co.
2,937 180,420
Compass Minerals International,
Inc. * 6,375 148,856
Constellium SE, Class A *
12,517 307,668
Contango Silver & Gold, Inc. *
4,505 84,469
Critical Metals Corp. (Austria) *
16,278 129,247
Dakota Gold Corp. *
22,526 113,756
Hecla Mining Co.
73,475 1,368,839
Idaho Strategic Resources, Inc. *
4,067 130,632
Ivanhoe Electric, Inc. *
12,988 153,518
Kaiser Aluminum Corp.
1,362 164,135
NioCorp Developments Ltd. *
26,848 119,742
Novagold Resources, Inc. (Canada)
* 35,512 318,898
Perpetua Resources Corp. *
13,169 370,312
Ramaco Resources, Inc., Class A *
8,821 136,373
Ryerson Holding Corp.
4,454 100,126
SSR Mining, Inc. (Canada) *
27,766 816,320
United States Antimony Corp. *
30,515 266,396
US Gold Corp. *
6,624 100,619
Vox Royalty Corp. (Canada)
16,642 87,204
Warrior Met Coal, Inc.
4,712 438,923
7,288,399
Total Materials 9,486,330
Real Estate - 3 .2%
Diversified REITs - 0 .1%
Global Net Lease, Inc., REIT 16,959 158,736
Health Care REITs - 1 .5%
American Healthcare REIT, Inc.,
REIT 22,725 1,071,711
CareTrust REIT, Inc., REIT
15,766 577,824
Diversified Healthcare Trust, REIT
47,893 318,009
National Health Investors, Inc., REIT
1,830 147,974
Sabra Health Care REIT, Inc., REIT
20,136 387,215
2,502,733
Industrial REITs - 0 .2%
Industrial Logistics Properties Trust,
REIT 12,569 71,392
LXP Industrial Trust, REIT
1,037 47,971
Terreno Realty Corp., REIT
2,183 134,080
253,443
INVESTMENTS SHARES VALUE ($)
Office REITs - 0 .1%
JBG SMITH Properties, REIT
3,442 50,288
Piedmont Realty Trust, Inc., Class
A, REIT * 12,875 84,589
Postal Realty Trust, Inc., Class A,
REIT 3,765 69,878
204,755
Real Estate Management & Development - 0 .6%
Compass, Inc., Class A *
58,906 430,603
St Joe Co. (The)
10,417 654,187
1,084,790
Residential REITs - 0 .1%
Elme Communities, REIT 47,865 96,209
Retail REITs - 0 .5%
CBL & Associates Properties, Inc.,
REIT 4,272 164,173
NETSTREIT Corp., REIT
4,093 77,071
Tanger, Inc., REIT
18,118 615,650
856,894
Specialized REITs - 0 .1%
Outfront Media, Inc., REIT 5,775 153,038
Total Real Estate 5,310,598
Utilities - 2 .1%
Electric Utilities - 0 .4%
Hawaiian Electric Industries, Inc. *
7,708 114,387
Oklo, Inc. *
10,673 529,274
Portland General Electric Co.
1,040 54,881
698,542
Gas Utilities - 0 .8%
Northwest Natural Holding Co.
7,223 384,408
ONE Gas, Inc.
5,064 436,162
Spire, Inc.
5,928 536,721
1,357,291
Independent Power and Renewable Electricity Producers - 0 .6%
Hallador Energy Co. *
9,693 157,802
Ormat Technologies, Inc.
6,679 747,514
905,316
Multi-Utilities - 0 .3%
Avista Corp.
2,091 83,933
Black Hills Corp.
5,113 354,893
438,826
Water Utilities - 0 .0% †
Consolidated Water Co. Ltd. 2,130 70,546
Total Utilities 3,470,521
TOTAL COMMON STOCKS
(Cost $101,128,039) 158,768,675

Schedule of Investments
March 31, 2026 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
37
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4 .4%
Limited Purpose Cash Investment
Fund, 3.65% (a)
(Cost $7,244,073) 7,244,073 7,244,073
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $108,372,112) 166,012,748
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 430,256
NET ASSETS - 100.0% 166,443,004
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,717,936 2 .8%
Consumer Discretionary 11,593,884 7 .0
Consumer Staples 2,446,299 1 .5
Energy 8,586,375 5 .1
Financials 17,585,364 10 .6
Health Care 32,850,913 19 .7
Industrials 35,859,970 21 .5
Information Technology 26,860,485 16 .1
Materials 9,486,330 5 .7
Real Estate 5,310,598 3 .2
Utilities 3,470,521 2 .1
Investment Companies 7,244,073 4 .4
Total Investments In Securities
At Value 166,012,748 99 .7
Other Assets in Excess of
Liabilities ‡ 430,256 0 .3
Net Assets
$ 166,443,004 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 54 6/2026 USD $ 6,782,940 $ 41,568
Net unrealized appreciation $ 41,568
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 822,378 $ 822,378

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Australia - 1 .6%
BHP Group Ltd. 4,548 164,558
Brambles Ltd. 16,272 255,377
Coles Group Ltd. 3,763 57,065
Commonwealth Bank of Australia 615 72,021
CSL Ltd. 1,791 175,910
Evolution Mining Ltd. 85,656 771,308
Goodman Group, REIT 35,291 633,597
Lynas Rare Earths Ltd. * 12,660 171,891
Northern Star Resources Ltd. 15,320 222,704
REA Group Ltd. 5,051 553,379
Wesfarmers Ltd. 2,036 103,950
Westpac Banking Corp. 5,381 148,705
3,330,465
Austria - 0 .3%
Erste Group Bank AG 6,270 677,319
Belgium - 0 .4%
Elia Group SA/NV * 3,728 572,617
UCB SA 835 251,583
824,200
Brazil - 0 .7%
Wheaton Precious Metals Corp. (1) 10,496 1,377,737
Canada - 14 .3%
Agnico Eagle Mines Ltd. (1) 10,914 2,215,358
Alamos Gold, Inc., Class A (1) 14,010 623,305
AltaGas Ltd. (1) 12,276 425,790
Bank of Montreal (1) 3,891 527,023
Bank of Nova Scotia (The) (1) 1,781 123,509
Barrick Mining Corp. (1) 31,829 1,300,754
Bombardier, Inc., Class B (1)* 1,993 352,468
Brookfield Corp., Class A (1) 11,537 467,501
Brookfield Renewable Corp. (1) 4,538 180,855
Cameco Corp. (1) 6,631 721,111
Canadian Imperial Bank of
Commerce (1) 21,229 2,011,956
Canadian Natural Resources Ltd.
(1) 5,813 283,567
Canadian Pacific Kansas City Ltd.
(1) 5,691 447,843
Canadian Utilities Ltd., Class A (1) 10,250 360,014
Celestica, Inc. (1)* 3,154 889,722
Cenovus Energy, Inc. (1) 7,477 198,441
Constellation Software, Inc. (1) 194 340,555
Dollarama, Inc. (1) 8,369 1,027,129
Emera, Inc. (1) 15,917 825,084
Fairfax Financial Holdings Ltd. (1) 556 947,378
Fortis, Inc. (1) 5,982 333,738
Franco-Nevada Corp. (1) 3,336 826,026
George Weston Ltd. (1) 6,855 484,300
Great-West Lifeco, Inc. (1) 4,549 213,045
Hydro One Ltd. (1)(a) 7,477 308,787
iA Financial Corp., Inc. (1) 880 97,660
Imperial Oil Ltd. (1) 4,106 537,815
Intact Financial Corp. (1) 5,158 934,677
Kinross Gold Corp. (1) 55,962 1,710,922
Lumine Group, Inc. (1)*(b) 2,271 36,177
Lundin Gold, Inc. (1) 6,789 518,826
INVESTMENTS SHARES VALUE ($)
Canada - 14.3% (continued)
Manulife Financial Corp. (1) 11,369 391,634
Pan American Silver Corp. (1) 13,306 727,904
Power Corp. of Canada (1) 16,224 781,052
Royal Bank of Canada (1) 15,449 2,497,426
Shopify, Inc., Class A (1)* 5,867 696,145
TC Energy Corp. (1) 3,522 220,546
Thomson Reuters Corp. (1) 4,156 375,119
Toronto-Dominion Bank (The) (1) 23,031 2,150,950
WSP Global, Inc. (1) 9,122 1,419,677
29,531,789
Chile - 0 .4%
Antofagasta plc 4,886 219,110
Lundin Mining Corp. (1) 22,990 573,304
792,414
China - 0 .7%
BOC Hong Kong Holdings Ltd. 197,500 1,089,609
SITC International Holdings Co. Ltd. 90,000 394,067
1,483,676
Denmark - 1 .5%
Danske Bank A/S 41,446 2,042,567
DSV A/S 2,590 625,506
Vestas Wind Systems A/S 16,171 487,894
3,155,967
Finland - 0 .8%
Fortum OYJ 17,286 442,050
Metso OYJ 4,009 69,477
Neste OYJ 12,104 393,350
Orion OYJ, Class B 4,948 399,930
Wartsila OYJ Abp 10,398 387,305
1,692,112
France - 5 .2%
Accor SA 2,810 134,777
Air Liquide SA 3,379 698,434
BNP Paribas SA 1,782 169,760
Credit Agricole SA 19,138 357,198
Engie SA 28,931 932,373
Hermes International SCA 545 1,032,422
Klepierre SA, REIT 5,935 222,813
Legrand SA 2,537 394,135
L'Oreal SA 1,984 810,048
Orange SA 102,959 2,110,974
Safran SA 5,146 1,683,922
Societe Generale SA 26,836 1,959,482
Thales SA 801 234,889
10,741,227
Germany - 6 .4%
Bayer AG (Registered) 12,036 557,005
Commerzbank AG 15,769 575,242
Deutsche Bank AG (Registered) 36,351 1,081,809
E.ON SE 27,439 600,954
Hannover Rueck SE 2,710 852,027
Heidelberg Materials AG 2,087 440,433
Infineon Technologies AG 11,623 527,291

Schedule of Investments
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
39
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 6.4% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,293 1,448,124
Rheinmetall AG 1,047 1,766,065
RWE AG 11,520 775,052
Siemens Energy AG 20,262 3,494,174
Talanx AG 9,912 1,229,951
13,348,127
Hong Kong - 1 .5%
AIA Group Ltd. 103,800 1,153,355
Hong Kong Exchanges & Clearing
Ltd. 8,400 423,763
Prudential plc 8,137 113,130
Sino Land Co. Ltd. (1) 70,000 102,574
Sun Hung Kai Properties Ltd. 11,500 191,485
Techtronic Industries Co. Ltd. 25,361 336,800
WH Group Ltd. (a) 527,500 693,365
3,014,472
Italy - 4 .9%
BPER Banca SpA 43,681 572,449
Ferrari NV 1,102 373,913
Intesa Sanpaolo SpA 425,117 2,571,059
Leonardo SpA 21,653 1,472,825
Poste Italiane SpA (a) 24,946 587,198
Prysmian SpA 3,657 431,859
Snam SpA 13,660 103,480
UniCredit SpA 46,696 3,350,149
Unipol Assicurazioni SpA 30,072 698,578
10,161,510
Japan - 23 .5%
Advantest Corp. 15,432 2,129,718
Asics Corp. 19,400 521,571
Astellas Pharma, Inc. 34,200 557,522
Bandai Namco Holdings, Inc. 12,277 302,879
Chubu Electric Power Co., Inc. 17,100 281,926
Chugai Pharmaceutical Co. Ltd. 14,769 814,488
Concordia Financial Group Ltd. 18,300 163,349
Daifuku Co. Ltd. 5,200 183,607
Daiichi Sankyo Co. Ltd. 6,106 109,240
Daikin Industries Ltd. 874 104,834
Disco Corp. 1,200 489,100
Ebara Corp. 9,600 271,758
ENEOS Holdings, Inc. 92,300 831,635
FANUC Corp. 9,300 324,170
Fast Retailing Co. Ltd. 656 259,190
Fuji Electric Co. Ltd. 4,600 322,240
Fujikura Ltd. 57,600 1,584,117
Fujitsu Ltd. 41,080 840,113
Hikari Tsushin, Inc. 595 151,375
Hitachi Ltd. 56,705 1,663,469
Hoya Corp. 2,187 379,139
IHI Corp. 38,900 802,624
Inpex Corp. 19,000 562,010
Isuzu Motors Ltd. 5,200 74,884
ITOCHU Corp. 103,645 1,318,415
Japan Post Bank Co. Ltd. 35,100 572,489
Japan Post Insurance Co. Ltd. 17,700 178,515
INVESTMENTS SHARES VALUE ($)
Japan - 23.5% (continued)
Japan Tobacco, Inc. 5,898 226,270
Kajima Corp. 15,500 591,304
Kansai Electric Power Co., Inc.
(The) 37,300 620,153
Kawasaki Heavy Industries Ltd. 5,500 103,439
Keyence Corp. 310 110,331
Kioxia Holdings Corp. * 5,100 666,061
Konami Group Corp. 3,207 395,193
Kubota Corp. 9,800 157,047
Kyocera Corp. 23,900 366,472
Lasertec Corp. 2,000 445,147
Marubeni Corp. 36,900 1,349,874
Mitsubishi Corp. 57,756 1,981,376
Mitsubishi Electric Corp. 31,800 1,040,086
Mitsubishi Estate Co. Ltd. 20,100 557,905
Mitsubishi HC Capital, Inc. 42,915 385,079
Mitsubishi Heavy Industries Ltd. 84,120 2,311,336
Mitsubishi UFJ Financial Group,
Inc. 107,000 1,811,931
Mitsui & Co. Ltd. 43,800 1,692,987
Mitsui Fudosan Co. Ltd. 23,700 252,652
Mitsui OSK Lines Ltd. 3,336 138,647
Mizuho Financial Group, Inc. 50,661 2,050,948
MS&AD Insurance Group Holdings,
Inc. 13,100 341,852
Murata Manufacturing Co. Ltd. 7,200 161,548
Nippon Yusen KK 13,801 506,977
Nitori Holdings Co. Ltd. 10,535 167,375
Nomura Holdings, Inc. 22,000 173,229
Nomura Research Institute Ltd. 11,722 320,804
Obayashi Corp. 20,500 496,520
Obic Co. Ltd. (1) 19,015 461,522
Osaka Gas Co. Ltd. 6,900 279,481
Pan Pacific International Holdings
Corp. 17,500 106,754
Recruit Holdings Co. Ltd. 8,818 384,200
Resona Holdings, Inc. 86,450 986,200
Ryohin Keikaku Co. Ltd. 12,300 262,477
SCREEN Holdings Co. Ltd. 3,000 178,730
Shimadzu Corp. 6,009 142,791
SoftBank Group Corp. 66,600 1,621,693
Sompo Holdings, Inc. 13,800 537,210
Sony Financial Group, Inc. 105,060 96,241
Sony Group Corp. 7,160 149,234
Sumitomo Corp. 22,200 830,703
Sumitomo Electric Industries Ltd. 22,300 1,267,088
Sumitomo Metal Mining Co. Ltd. 10,200 593,673
Sumitomo Mitsui Financial Group,
Inc. 48,163 1,583,615
Sumitomo Realty & Development
Co. Ltd. 15,500 439,825
Taisei Corp. 6,500 673,411
TDK Corp. 7,700 100,025
Terumo Corp. 10,414 139,910
Toho Co. Ltd. (1) 11,200 117,642
Tokyo Electron Ltd. 4,200 1,043,494
Tokyo Gas Co. Ltd. 11,200 527,476
Toyota Tsusho Corp. 20,400 790,638
48,530,953

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Luxembourg - 0 .3%
ArcelorMittal SA 13,888 720,252
Mexico - 0 .2%
Fresnillo plc 9,561 423,801
Netherlands - 4 .8%
ABN AMRO Bank NV, CVA (a) 16,205 513,712
ASM International NV 216 163,718
ASML Holding NV 5,987 7,961,252
BE Semiconductor Industries NV 1,681 360,060
NN Group NV 11,208 875,299
9,874,041
Norway - 0 .7%
Kongsberg Gruppen ASA (1) 19,648 837,529
Orkla ASA 33,817 425,575
Telenor ASA (1) 7,732 135,988
1,399,092
Portugal - 0 .2%
EDP SA 79,728 421,897
Singapore - 2 .3%
DBS Group Holdings Ltd. 45,243 2,013,320
Keppel Ltd. 23,000 211,881
Oversea-Chinese Banking Corp.
Ltd. 14,300 244,927
Singapore Exchange Ltd. 35,000 533,930
Singapore Technologies
Engineering Ltd. 74,700 633,996
Singapore Telecommunications
Ltd. (1) 275,900 1,060,081
4,698,135
Spain - 4 .6%
ACS Actividades de Construccion y
Servicios SA 12,350 1,506,149
Aena SME SA (1)(a) 6,920 204,121
Banco Bilbao Vizcaya Argentaria SA 83,907 1,812,355
Banco Santander SA 204,025 2,287,267
CaixaBank SA 79,725 955,716
Endesa SA (1) 39,768 1,658,448
Iberdrola SA 52,097 1,192,717
9,616,773
Sweden - 2 .2%
Hexagon AB, Class B 96,475 938,906
Investor AB, Class B 23,991 908,653
Saab AB, Class B 12,204 798,749
Securitas AB, Class B 3,855 64,563
Swedbank AB, Class A 7,865 268,067
Tele2 AB, Class B 51,521 1,066,355
Telia Co. AB 89,196 456,976
4,502,269
Switzerland - 2 .3%
ABB Ltd. (Registered) 15,847 1,288,486
Chocoladefabriken Lindt &
Spruengli AG 14 196,588
Galderma Group AG 3,080 605,324
Geberit AG (Registered) 236 159,307
Givaudan SA (Registered) 101 341,532
INVESTMENTS SHARES VALUE ($)
Switzerland - 2.3% (continued)
Lonza Group AG (Registered) 462 296,382
Partners Group Holding AG 1,115 1,201,793
Sandoz Group AG 4,358 341,453
Swiss Prime Site AG (Registered) 1,235 209,108
UBS Group AG (Registered) 4,742 184,907
4,824,880
United Kingdom - 11 .1%
3i Group plc 3,331 108,561
AstraZeneca plc 12,458 2,436,037
BAE Systems plc 53,610 1,571,765
Barclays plc 303,538 1,588,561
British American Tobacco plc 40,167 2,332,049
BT Group plc 254,839 714,203
Bunzl plc 7,883 237,321
Centrica plc 73,485 208,068
CK Hutchison Holdings Ltd. 11,500 88,274
Compass Group plc 5,418 151,167
Halma plc 2,605 132,935
HSBC Holdings plc 278,447 4,572,823
Imperial Brands plc 21,873 886,902
National Grid plc 48,213 813,840
NatWest Group plc 173,968 1,288,746
Next plc 2,173 367,126
Rolls-Royce Holdings plc 192,420 2,923,327
SSE plc 23,454 810,772
Standard Chartered plc 45,875 956,028
Standard Life plc 17,508 158,562
United Utilities Group plc 40,899 713,122
23,060,189
United States - 3 .7%
AP Moller - Maersk A/S, Class B 87 217,316
Ferrovial SE 5,734 373,034
GSK plc 63,211 1,741,177
Holcim AG 3,712 306,841
InterContinental Hotels Group plc 2,705 356,722
Schneider Electric SE 4,328 1,178,868
Shell plc 67,773 3,138,908
Sunbelt Rentals Holdings, Inc. 5,509 351,427
7,664,293
Zambia - 0 .2%
First Quantum Minerals Ltd. (1)* 18,372 439,259
TOTAL COMMON STOCKS
(Cost $117,989,730) 196,306,849
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –

Schedule of Investments
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
41
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.9%
INVESTMENT COMPANIES - 2 .9%
Limited Purpose Cash Investment
Fund, 3.65% (1)(c)
(Cost $6,003,396) 6,003,400 6,003,400
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.7%
(Cost $123,993,126) 202,310,249
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.3%
‡
4,750,598
NET ASSETS - 100.0% 207,060,847
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 8,232,485 4 .0%
Consumer Discretionary 6,658,657 3 .2
Consumer Staples 6,112,162 3 .0
Energy 6,887,384 3 .3
Financials 61,671,190 29 .8
Health Care 8,805,099 4 .2
Industrials 47,050,670 22 .7
Information Technology 19,502,618 9 .4
Materials 15,387,932 7 .4
Real Estate 2,609,958 1 .3
Utilities 13,388,694 6 .5
Investment Companies 6,003,400 2 .9
Total Investments In Securities
At Value 202,310,249 97 .7
Other Assets in Excess of
Liabilities ‡ 4,750,598 2 .3
Net Assets
$ 207,060,847 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $2,307,183 of investments in securities, which represents 1.11% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $36,177 of investments in securities, which represents 0.02% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 59 6/2026 USD $ 8,558,245 $ (6,106)
Net unrealized depreciation $ (6,106)
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 432,392 $ 432,392

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.4%
Communication Services - 10 .7%
Diversified Telecommunication Services - 3 .4%
AST SpaceMobile, Inc. *
41,299 3,422,448
AT&T, Inc.
742,292 21,519,045
Verizon Communications, Inc.
415,998 20,883,100
45,824,593
Entertainment - 3 .3%
Electronic Arts, Inc.
96,760 19,726,461
Netflix, Inc. *
102,697 9,874,317
ROBLOX Corp., Class A *
28,168 1,593,182
Spotify Technology SA *
26,131 12,671,183
43,865,143
Interactive Media & Services - 2 .8%
Alphabet, Inc., Class A
67,942 19,537,402
Meta Platforms, Inc., Class A
31,903 18,252,663
37,790,065
Media - 0 .0% †
Fox Corp., Class A 7,323 427,663
Wireless Telecommunication Services - 1 .2%
T-Mobile US, Inc. 78,010 16,384,440
Total Communication Services 144,291,904
Consumer Discretionary - 7 .5%
Automobiles - 0 .2%
General Motors Co. 30,721 2,288,715
Broadline Retail - 0 .4%
Amazon.com, Inc. *
7,931 1,651,789
Dillard's, Inc., Class A
7,183 4,109,466
5,761,255
Hotels, Restaurants & Leisure - 3 .8%
Airbnb, Inc., Class A *
97,043 12,254,590
Booking Holdings, Inc.
4,535 19,093,801
McDonald's Corp.
62,098 19,299,438
50,647,829
Household Durables - 0 .1%
Garmin Ltd. 8,263 1,917,099
Specialty Retail - 3 .0%
AutoZone, Inc. *
3,226 10,896,718
Murphy USA, Inc.
8,249 4,074,758
O'Reilly Automotive, Inc. *
219,090 20,224,198
TJX Cos., Inc. (The)
22,027 3,517,712
Ulta Beauty, Inc. *
4,311 2,253,403
40,966,789
Total Consumer Discretionary 101,581,687
Consumer Staples - 15 .4%
Beverages - 4 .0%
Coca-Cola Co. (The)
191,659 14,575,667
Constellation Brands, Inc., Class A
17,759 2,663,850
Monster Beverage Corp. *
256,149 18,560,556
INVESTMENTS SHARES VALUE ($)
Beverages - 4.0% (continued)
PepsiCo, Inc.
118,530 18,406,524
54,206,597
Consumer Staples Distribution & Retail - 4 .7%
Costco Wholesale Corp.
20,740 20,665,958
Kroger Co. (The)
301,109 21,788,247
Walmart, Inc.
163,302 20,295,173
62,749,378
Food Products - 1 .1%
Hershey Co. (The)
66,152 13,752,339
Mondelez International, Inc., Class A
8,410 484,753
Pilgrim's Pride Corp.
11,587 437,525
14,674,617
Household Products - 3 .6%
Church & Dwight Co., Inc.
123,643 11,538,365
Colgate-Palmolive Co.
213,685 18,212,373
Procter & Gamble Co. (The)
127,158 18,366,701
48,117,439
Tobacco - 2 .0%
Altria Group, Inc.
131,401 8,671,152
Philip Morris International, Inc.
113,108 18,701,276
27,372,428
Total Consumer Staples 207,120,459
Energy - 6 .5%
Energy Equipment & Services - 0 .2%
Halliburton Co. 64,147 2,501,092
Oil, Gas & Consumable Fuels - 6 .3%
Chevron Corp.
94,429 19,537,360
ConocoPhillips
135,617 17,901,444
Diamondback Energy, Inc.
10,836 2,143,252
DT Midstream, Inc.
58,363 7,859,745
EOG Resources, Inc.
84,235 12,177,854
Expand Energy Corp.
12,025 1,320,105
Exxon Mobil Corp.
134,818 22,873,222
Permian Resources Corp., Class A
55,165 1,176,118
Texas Pacific Land Corp.
783 371,580
85,360,680
Total Energy 87,861,772
Financials - 14 .7%
Banks - 0 .8%
Bank OZK
11,757 539,529
First Citizens BancShares, Inc.,
Class A 4,509 8,497,932
JPMorgan Chase & Co.
7,028 2,067,356
11,104,817
Capital Markets - 3 .6%
Bank of New York Mellon Corp.
(The) 20,474 2,428,831
Cboe Global Markets, Inc.
69,890 19,643,982
CME Group, Inc.
63,540 18,766,539

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
43
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.6% (continued)
Intercontinental Exchange, Inc.
44,496 6,998,331
47,837,683
Financial Services - 2 .8%
Mastercard, Inc., Class A
38,392 19,182,947
Visa, Inc., Class A
62,306 18,831,365
38,014,312
Insurance - 7 .5%
Arch Capital Group Ltd. *
102,507 9,839,647
Arthur J Gallagher & Co.
74,188 16,067,637
Chubb Ltd.
60,659 19,770,588
Everest Group Ltd.
22,476 7,346,281
Markel Group, Inc. *
1,998 3,824,312
Marsh & McLennan Cos., Inc.
92,211 15,993,998
Progressive Corp. (The)
80,773 16,012,439
Reinsurance Group of America, Inc.
3,019 616,359
Travelers Cos., Inc. (The)
21,461 6,259,744
W R Berkley Corp.
84,350 5,590,718
101,321,723
Total Financials 198,278,535
Health Care - 12 .7%
Biotechnology - 3 .4%
Neurocrine Biosciences, Inc. *
67,068 8,835,538
Regeneron Pharmaceuticals, Inc.
3,540 2,735,145
United Therapeutics Corp. *
40,465 23,994,936
Vertex Pharmaceuticals, Inc. *
22,183 9,905,597
45,471,216
Health Care Equipment & Supplies - 2 .1%
Abbott Laboratories
155,917 16,007,998
Edwards Lifesciences Corp. *
40,156 3,215,693
Stryker Corp.
28,032 9,211,035
28,434,726
Health Care Providers & Services - 3 .9%
Cardinal Health, Inc.
61,824 13,064,030
Cencora, Inc.
55,794 17,527,127
Centene Corp. *
19,808 648,514
Elevance Health, Inc.
9,543 2,793,713
McKesson Corp.
20,981 18,156,118
UnitedHealth Group, Inc.
3,016 816,099
53,005,601
Health Care Technology - 1 .3%
Veeva Systems, Inc., Class A * 103,097 18,110,019
Life Sciences Tools & Services - 0 .2%
Thermo Fisher Scientific, Inc. 4,486 2,205,004
Pharmaceuticals - 1 .8%
Corcept Therapeutics, Inc. *
86,092 3,470,369
Johnson & Johnson
83,648 20,446,917
23,917,286
Total Health Care 171,143,852
INVESTMENTS SHARES VALUE ($)
Industrials - 13 .9%
Aerospace & Defense - 3 .2%
General Dynamics Corp.
2,384 818,236
Lockheed Martin Corp.
29,425 17,784,176
Northrop Grumman Corp.
27,072 18,469,601
RTX Corp.
33,013 6,368,208
43,440,221
Commercial Services & Supplies - 4 .2%
Cintas Corp.
82,461 13,947,454
RB Global, Inc. (Canada)
9,347 895,910
Republic Services, Inc., Class A
90,253 19,767,212
Rollins, Inc.
40,527 2,164,547
Waste Management, Inc.
85,537 19,655,547
56,430,670
Ground Transportation - 1 .0%
Old Dominion Freight Line, Inc.
17,946 3,506,648
Uber Technologies, Inc. *
106,035 7,627,098
U-Haul Holding Co. *
2,125 101,532
Union Pacific Corp.
9,832 2,385,440
13,620,718
Machinery - 1 .0%
Cummins, Inc.
11,465 6,168,399
Illinois Tool Works, Inc.
13,516 3,518,080
Mueller Industries, Inc.
4,531 502,035
Xylem, Inc.
26,960 3,221,720
13,410,234
Professional Services - 2 .8%
Automatic Data Processing, Inc.
71,189 14,464,181
CACI International, Inc., Class A *
12,582 6,842,972
FTI Consulting, Inc. *
41,670 7,366,006
Leidos Holdings, Inc.
21,905 3,406,666
Paychex, Inc.
37,459 3,450,723
Verisk Analytics, Inc., Class A
9,097 1,726,156
37,256,704
Trading Companies & Distributors - 1 .7%
Fastenal Co.
93,157 4,322,485
WW Grainger, Inc.
16,662 18,175,076
22,497,561
Total Industrials 186,656,108
Information Technology - 14 .2%
Communications Equipment - 2 .7%
Arista Networks, Inc. *
150,025 18,420,069
Cisco Systems, Inc.
190,501 14,780,972
Motorola Solutions, Inc.
3,379 1,466,385
Ubiquiti, Inc.
2,223 1,756,815
36,424,241
Electronic Equipment, Instruments & Components - 0 .1%
Teledyne Technologies, Inc. * 2,812 1,701,288

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
IT Services - 0 .5%
Accenture plc, Class A 33,606 6,663,734
Semiconductors & Semiconductor Equipment - 2 .4%
Advanced Micro Devices, Inc. *
16,462 3,348,865
Analog Devices, Inc.
10,705 3,405,689
Applied Materials, Inc.
18,558 6,342,939
Astera Labs, Inc. *
5,168 566,413
Broadcom, Inc.
6,069 1,878,416
KLA Corp.
1,601 2,357,328
Lam Research Corp.
14,836 3,169,860
NVIDIA Corp.
61,349 10,699,265
31,768,775
Software - 6 .9%
Adobe, Inc. *
86,561 21,041,248
AppLovin Corp., Class A *
4,825 1,920,350
Cadence Design Systems, Inc. *
12,367 3,436,418
Fortinet, Inc. *
40,065 3,274,112
Intuit, Inc.
22,361 9,668,449
Microsoft Corp.
56,786 21,020,474
Palantir Technologies, Inc., Class A *
12,479 1,825,428
Palo Alto Networks, Inc. *
15,161 2,430,611
Roper Technologies, Inc.
4,828 1,708,436
Salesforce, Inc.
15,819 2,952,933
ServiceNow, Inc. *
31,545 3,298,030
Zoom Communications, Inc., Class
A * 252,769 20,320,100
92,896,589
Technology Hardware, Storage & Peripherals - 1 .6%
Apple, Inc.
78,554 19,936,220
Sandisk Corp. *
3,004 1,908,561
21,844,781
Total Information Technology 191,299,408
Materials - 0 .2%
Chemicals - 0 .2%
Linde plc 3,788 1,877,939
Real Estate - 0 .4%
Specialized REITs - 0 .4%
VICI Properties, Inc., Class A, REIT 206,552 5,643,001
Utilities - 2 .2%
Electric Utilities - 0 .8%
Duke Energy Corp.
76,418 10,006,173
Xcel Energy, Inc.
8,209 652,123
10,658,296
Gas Utilities - 0 .4%
Atmos Energy Corp. 31,064 5,738,142
Multi-Utilities - 1 .0%
Consolidated Edison, Inc. 118,266 13,385,346
Total Utilities 29,781,784
TOTAL COMMON STOCKS
(Cost $731,388,458) 1,325,536,449
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.8%
INVESTMENT COMPANIES - 1 .8%
Limited Purpose Cash Investment
Fund, 3.65% (a)
(Cost $24,530,508) 24,530,511 24,530,511
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $755,918,966) 1,350,066,960
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)% ‡ (2,122,311)
NET ASSETS - 100.0% 1,347,944,649
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 144,291,904 10 .7%
Consumer Discretionary 101,581,687 7 .5
Consumer Staples 207,120,459 15 .4
Energy 87,861,772 6 .5
Financials 198,278,535 14 .7
Health Care 171,143,852 12 .7
Industrials 186,656,108 13 .9
Information Technology 191,299,408 14 .2
Materials 1,877,939 0 .2
Real Estate 5,643,001 0 .4
Utilities 29,781,784 2 .2
Investment Companies 24,530,511 1 .8
Total Investments In Securities
At Value 1,350,066,960 100 .2
Liabilities in Excess of Other
Assets ‡ (2,122,311) ( 0 .2 )
Net Assets
$ 1,347,944,649 100 .0%

Schedule of Investments
March 31, 2026 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
45
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 45 6/2026 USD $ 14,784,188 $ (260,312)
Net unrealized depreciation $ (260,312)
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
GSCO
Cash $ – $ 1,877,904 $ 1,877,904

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.6%
Australia - 7 .2%
ANZ Group Holdings Ltd. 6,958 174,961
Aristocrat Leisure Ltd. 32,103 1,020,402
Brambles Ltd. 12,311 193,212
Cochlear Ltd. 785 92,371
Coles Group Ltd. 26,653 404,187
Fortescue Ltd. 23,997 342,908
Medibank Pvt Ltd. 50,505 152,817
Pro Medicus Ltd. 1,121 92,389
QBE Insurance Group Ltd. 13,708 202,286
REA Group Ltd. 11,269 1,234,613
Santos Ltd. 36,600 200,332
Telstra Group Ltd. 357,766 1,320,732
Wesfarmers Ltd. 26,200 1,337,667
6,768,877
Austria - 1 .1%
OMV AG 10,504 768,474
Raiffeisen Bank International AG * 7,122 305,012
1,073,486
Belgium - 1 .2%
Anheuser-Busch InBev SA/NV 7,605 526,160
Groupe Bruxelles Lambert NV 354 32,201
KBC Group NV 3,106 380,150
Lotus Bakeries NV 13 146,780
1,085,291
Brazil - 0 .1%
Wheaton Precious Metals Corp. (1) 497 65,238
Canada - 13 .4%
ARC Resources Ltd. (1) 32,446 675,229
Bank of Montreal (1) 1,972 267,101
Cameco Corp. (1) 1,057 114,947
Canadian National Railway Co. (1) 8,138 837,610
Canadian Natural Resources Ltd.
(1) 22,038 1,075,048
Canadian Pacific Kansas City Ltd.
(1) 9,462 744,594
Constellation Software, Inc. (1) 180 315,979
Descartes Systems Group, Inc.
(The) (1)* 4,146 296,965
Enbridge, Inc. (1) 5,386 291,969
Fairfax Financial Holdings Ltd. (1) 83 141,425
Fortis, Inc. (1) 1,201 67,004
George Weston Ltd. (1) 1,921 135,717
Hydro One Ltd. (1)(a) 14,467 597,462
Imperial Oil Ltd. (1) 5,814 761,533
Intact Financial Corp. (1) 6,881 1,246,900
Loblaw Cos. Ltd. (1) 28,590 1,303,413
Lumine Group, Inc. (1)*(b) 2,895 46,117
Lundin Gold, Inc. (1) 3,972 303,546
Metro, Inc., Class A (1) 10,131 693,170
Royal Bank of Canada (1) 6,459 1,044,138
Shopify, Inc., Class A (1)* 2,838 336,741
Sun Life Financial, Inc. (1) 1,322 82,821
Suncor Energy, Inc. (1) 16,118 1,066,075
INVESTMENTS SHARES VALUE ($)
Canada - 13.4% (continued)
Tourmaline Oil Corp. (1) 2,164 103,572
12,549,076
China - 0 .1%
BOC Hong Kong Holdings Ltd. 18,500 102,065
Denmark - 0 .1%
Genmab A/S * 224 60,328
Finland - 0 .7%
Elisa OYJ 1,649 80,324
Kone OYJ, Class B 4,329 276,367
Nokia OYJ 37,844 303,585
Wartsila OYJ Abp 731 27,228
687,504
France - 7 .5%
Air Liquide SA 1,575 325,550
Bouygues SA 1,461 84,675
Danone SA 8,642 690,557
Dassault Aviation SA 3,641 1,355,191
Dassault Systemes SE 6,712 135,879
Engie SA 1,368 44,087
Hermes International SCA 649 1,229,434
Ipsen SA 3,066 572,985
L'Oreal SA 2,603 1,062,780
Orange SA 24,144 495,026
Societe Generale SA 9,263 676,356
Thales SA 1,048 307,321
6,979,841
Germany - 4 .9%
Allianz SE (Registered) 1,093 461,594
Beiersdorf AG 9,523 855,997
CTS Eventim AG & Co. KGaA 1,448 84,810
Deutsche Bank AG (Registered) 1,444 42,974
Deutsche Telekom AG (Registered) 834 31,128
Hannover Rueck SE 1,051 330,435
Mercedes-Benz Group AG 8,582 527,475
Nemetschek SE 364 27,249
Rational AG 305 223,763
Rheinmetall AG 27 45,543
RWE AG 3,090 207,892
SAP SE 6,704 1,142,916
Scout24 SE (a) 8,300 640,414
4,622,190
Hong Kong - 3 .5%
CK Asset Holdings Ltd. 50,000 286,090
HKT Trust & HKT Ltd. 26,000 40,630
Power Assets Holdings Ltd. 168,000 1,310,730
Sino Land Co. Ltd. (1) 239,866 351,485
Sun Hung Kai Properties Ltd. 51,000 849,193
WH Group Ltd. (a) 352,500 463,339
3,301,467
Italy - 2 .3%
Coca-Cola HBC AG 16,132 908,703
Eni SpA 4,789 136,169
Ferrari NV 578 196,118
Generali 13,836 556,643

Schedule of Investments
March 31, 2026 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
47
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 2.3% (continued)
Leonardo SpA 4,758 323,637
2,121,270
Japan - 19 .9%
Advantest Corp. 5,600 772,837
Aeon Co. Ltd. 18,100 216,403
Ajinomoto Co., Inc. 6,300 178,109
Asics Corp. 4,700 126,360
Capcom Co. Ltd. 13,500 285,281
Chugai Pharmaceutical Co. Ltd. 16,700 920,980
Disco Corp. 200 81,517
FANUC Corp. 1,000 34,857
Fast Retailing Co. Ltd. 1,200 474,128
Fujikura Ltd. 2,400 66,005
Fujitsu Ltd. 9,000 184,056
Hoya Corp. 7,800 1,352,210
Inpex Corp. 37,200 1,100,357
Japan Post Bank Co. Ltd. 19,500 318,049
Japan Tobacco, Inc. 28,300 1,085,697
KDDI Corp. 36,900 628,286
Keyence Corp. 1,100 391,498
Konami Group Corp. 1,300 160,197
Lasertec Corp. 200 44,515
LY Corp. 41,000 98,856
MatsukiyoCocokara & Co. (1) 30,000 477,490
Nexon Co. Ltd. 47,800 900,394
Nintendo Co. Ltd. 11,500 656,485
Nippon Yusen KK 8,900 326,940
Nitto Denko Corp. 21,700 434,092
NTT, Inc. 168,600 168,679
Obic Co. Ltd. (1) 55,500 1,347,064
Oracle Corp. Japan (1) 3,700 200,661
Osaka Gas Co. Ltd. 16,800 680,476
Otsuka Corp. 40,000 765,788
Recruit Holdings Co. Ltd. 18,900 823,472
Sanrio Co. Ltd. 30,000 186,518
SCREEN Holdings Co. Ltd. 600 35,746
Secom Co. Ltd. 19,300 735,153
Shionogi & Co. Ltd. 5,300 117,241
Sumitomo Mitsui Trust Group, Inc. 16,400 522,449
Toho Co. Ltd. (1) 21,500 225,831
Tokyo Electron Ltd. 1,800 447,212
Trend Micro, Inc. 25,600 853,416
ZOZO, Inc. 10,300 72,130
18,497,435
Netherlands - 4 .1%
Adyen NV *(a) 502 502,427
Argenx SE * 1,174 852,018
ASM International NV 332 251,640
ASML Holding NV 437 581,104
Koninklijke Ahold Delhaize NV (1) 28,163 1,311,528
Koninklijke KPN NV 57,634 321,230
3,819,947
New Zealand - 0 .4%
Xero Ltd. * 6,793 359,009
INVESTMENTS SHARES VALUE ($)
Norway - 2 .5%
Equinor ASA 16,190 689,764
Gjensidige Forsikring ASA 7,062 184,733
Kongsberg Gruppen ASA (1) 4,596 195,912
Orkla ASA 51,505 648,172
Telenor ASA (1) 36,286 638,188
2,356,769
Portugal - 0 .3%
Galp Energia SGPS SA 1,696 40,666
Jeronimo Martins SGPS SA 9,017 215,609
256,275
Singapore - 3 .3%
DBS Group Holdings Ltd. 10,020 445,891
Oversea-Chinese Banking Corp.
Ltd. 59,000 1,010,538
Singapore Telecommunications
Ltd. (1) 87,500 336,198
United Overseas Bank Ltd. 46,300 1,325,373
3,118,000
South Korea - 0 .1%
Delivery Hero SE *(a) 6,126 113,828
Spain - 3 .3%
CaixaBank SA 26,058 312,374
Endesa SA (1) 2,393 99,795
Iberdrola SA 57,826 1,323,878
Industria de Diseno Textil SA 23,065 1,342,587
3,078,634
Sweden - 1 .1%
Essity AB, Class B 2,047 52,757
Evolution AB (a) 7,252 455,777
Investor AB, Class B 1,502 56,888
Telia Co. AB 98,455 504,412
1,069,834
Switzerland - 3 .9%
BKW AG 659 129,928
Chocoladefabriken Lindt &
Spruengli AG 35 491,469
EMS-Chemie Holding AG
(Registered) 152 119,516
Kuehne + Nagel International AG
(Registered) 965 220,990
Schindler Holding AG 349 114,958
Sonova Holding AG (Registered) 510 116,287
Swisscom AG (Registered) 1,559 1,308,257
Zurich Insurance Group AG 1,559 1,101,930
3,603,335
United Kingdom - 9 .9%
Associated British Foods plc 15,134 378,840
AstraZeneca plc 6,285 1,228,968
Autotrader Group plc (a) 151,876 950,605
BAE Systems plc 23,195 680,043
British American Tobacco plc 16,482 956,926
Compass Group plc 14,477 403,922
DCC plc 2,054 127,219
HSBC Holdings plc 45,019 739,329

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.9% (continued)
Imperial Brands plc 29,209 1,184,361
Next plc 1,110 187,533
Rolls-Royce Holdings plc 65,409 993,721
Sage Group plc (The) 51,327 575,139
Tesco plc 79,449 499,339
Unilever plc 4,710 258,576
Vodafone Group plc 82,081 123,807
9,288,328
United States - 3 .7%
GSK plc 5,272 145,220
Holcim AG 1,617 133,664
Nestle SA (Registered) 6,058 594,236
Novartis AG (Registered) 3,111 477,521
Roche Holding AG 1,942 775,034
Shell plc 27,842 1,289,504
3,415,179
TOTAL COMMON STOCKS
(Cost $52,336,594) 88,393,206
PREFERRED STOCKS - 0.6%
Germany - 0 .6%
Henkel AG & Co. KGaA
(Preference) 7,351 567,859
Volkswagen AG (Preference) 381 38,973
TOTAL PREFERRED STOCKS
(Cost $489,259)                                                     606,832
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 3.1%
INVESTMENT COMPANIES - 3 .1%
Limited Purpose Cash Investment
Fund, 3.65% (1)(c)
(Cost $2,943,976) 2,943,976 2,943,976
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.3%
(Cost $55,769,829) 91,944,014
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.7%
‡
1,613,822
NET ASSETS - 100.0% 93,557,836
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 11,234,380 12 .0%
Consumer Discretionary 7,712,851 8 .2
Consumer Staples 16,308,176 17 .4
Energy 8,440,857 9 .0
Financials 12,719,861 13 .6
Health Care 6,803,555 7 .3
Industrials 8,611,189 9 .2
Information Technology 9,496,634 10 .2
Materials 1,724,514 1 .8
Real Estate 1,486,767 1 .7
Utilities 4,461,254 4 .8
Investment Companies 2,943,976 3 .1
Total Investments In Securities
At Value 91,944,014 98 .3
Other Assets in Excess of
Liabilities ‡ 1,613,822 1 .7
Net Assets
$ 93,557,836 100 .0%

Schedule of Investments
March 31, 2026 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
49
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $3,723,852 of investments in securities, which represents 3.98% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2026 amounted to $46,117 of investments in securities, which represents 0.05% of net assets of the Fund.
(c) Represents 7-day effective yield as of March 31, 2026.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 27 6/2026 USD $ 3,916,485 $ 64,000
Net unrealized appreciation $ 64,000

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 89.7%
Australia - 0 .9%
ANZ Group Holdings Ltd. (2) 5,663 142,398
BHP Group Ltd. (2) 70,375 2,546,345
IGO Ltd. (2)* 39,280 219,294
Northern Star Resources Ltd. (2) 32,915 478,479
OceanaGold Corp. 20,641 650,790
QBE Insurance Group Ltd. (2) 10,985 162,103
Rio Tinto Ltd. (2) 1,629 185,077
Santos Ltd. (2) 26,773 146,543
South32 Ltd. (2) 50,863 154,013
4,685,042
Belgium - 0 .1%
Ageas SA/NV (2) 6,795 500,200
KBC Group NV (2) 1,396 170,859
671,059
Canada - 2 .6%
Agnico Eagle Mines Ltd. 1,142 231,807
Alamos Gold, Inc., Class A 3,514 156,338
ARC Resources Ltd. 77,668 1,616,338
Bank of Nova Scotia (The) 2,074 143,828
Barrick Mining Corp. 83,152 3,398,167
Canadian Natural Resources Ltd. 11,166 544,695
Celestica, Inc. * 2,788 786,476
Cenovus Energy, Inc. 5,481 145,467
Enbridge, Inc. 3,095 167,777
Fairfax Financial Holdings Ltd. 90 153,353
Great-West Lifeco, Inc. 3,084 144,434
Kinross Gold Corp. 16,857 515,368
Loblaw Cos. Ltd. 3,160 144,064
Lundin Gold, Inc. 6,643 507,668
Royal Bank of Canada 943 152,442
Suncor Energy, Inc. 74,538 4,930,084
Toronto-Dominion Bank (The) 1,740 162,505
Tourmaline Oil Corp. 2,909 139,229
14,040,040
China - 0 .0% †
Prosus NV (2) 3,140 145,368
Denmark - 0 .6%
Danske Bank A/S (2) 62,130 3,061,927
Pandora A/S (2) 2,082 148,809
3,210,736
Finland - 0 .1%
Nordea Bank Abp (2) 24,851 427,914
Wartsila OYJ Abp (2) 3,876 144,373
572,287
France - 3 .0%
BNP Paribas SA (2) 50,943 4,853,015
Credit Agricole SA (2) 51,889 968,474
LVMH Moet Hennessy Louis Vuitton
SE (2) 271 148,142
Safran SA (2) 1,376 450,268
Societe Generale SA (2) 72,863 5,320,231
Thales SA (2) 2,610 765,370
INVESTMENTS SHARES VALUE ($)
France - 3.0% (continued)
TotalEnergies SE (2) 36,914 3,387,750
15,893,250
Germany - 2 .5%
Allianz SE (Registered) (2) 5,305 2,240,400
Commerzbank AG (2) 35,735 1,303,588
Deutsche Bank AG (Registered) (2) 31,781 945,805
Deutsche Telekom AG (Registered)
(2) 4,503 168,067
Mercedes-Benz Group AG (2) 16,119 990,720
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 246 155,359
Nordex SE (2)* 2,852 154,557
Rheinmetall AG (2) 479 807,971
Siemens Energy AG (2) 37,066 6,392,017
Talanx AG (2) 1,195 148,284
13,306,768
Italy - 1 .0%
Banco BPM SpA (2) 10,797 150,192
Enel SpA (2) 13,466 147,221
Eni SpA (2) 5,522 157,011
Intesa Sanpaolo SpA (2) 164,454 994,599
Leonardo SpA (2) 4,789 325,745
UniCredit SpA (2) 51,901 3,723,576
5,498,344
Ivory Coast - 0 .0% †
Endeavour Mining plc (2) 2,566 154,601
Japan - 5 .3%
Advantest Corp. (2) 17,200 2,373,715
Astellas Pharma, Inc. (2) 156,400 2,549,604
Chubu Electric Power Co., Inc. (2) 20,700 341,279
Daiichi Life Group, Inc. (2) 16,000 147,552
Daiichi Sankyo Co. Ltd. (2) 66,000 1,180,784
Hitachi Ltd. (2) 4,900 143,744
Honda Motor Co. Ltd. (2) 136,600 1,105,582
Idemitsu Kosan Co. Ltd. (2) 41,200 404,482
Japan Post Bank Co. Ltd. (2) 192,200 3,134,824
Japan Post Holdings Co. Ltd. (2) 17,700 204,372
Kyowa Kirin Co. Ltd. (2) 10,900 178,390
LY Corp. (2) 61,200 147,561
Mitsubishi UFJ Financial Group,
Inc. (2) 46,400 785,735
Mizuho Financial Group, Inc. (2) 37,400 1,514,093
Murata Manufacturing Co. Ltd. (2) 16,300 365,727
Nexon Co. Ltd. (2) 85,200 1,604,886
Nippon Steel Corp. (2) 38,600 142,339
NTT, Inc. (2) 151,700 151,771
Rakuten Group, Inc. (2)* 30,700 143,509
Recruit Holdings Co. Ltd. (2) 93,400 4,069,434
Resona Holdings, Inc. (2) 54,300 619,441
Shionogi & Co. Ltd. (2) 28,100 621,599
SoftBank Corp. (2) 502,600 672,541
Sony Group Corp. (2) 33,600 700,316
Subaru Corp. (2) 8,900 143,391
Sumitomo Metal Mining Co. Ltd. (2) 15,300 890,509
Sumitomo Mitsui Financial Group,
Inc. (2) 5,200 170,978

Schedule of Investments
March 31, 2026 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
51
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 5.3% (continued)
Sumitomo Mitsui Trust Group, Inc.
(2) 19,700 627,576
Terumo Corp. (2) 11,000 147,782
Tokyo Electron Ltd. (2) 3,400 844,733
Toyota Motor Corp. (2) 88,800 1,845,917
27,974,166
Netherlands - 2 .1%
ABN AMRO Bank NV, CVA (2)(a) 4,948 156,856
Argenx SE (2)* 241 174,903
ASML Holding NV (2) 4,432 5,893,482
ING Groep NV (2) 27,159 704,957
NN Group NV (2) 56,790 4,435,067
11,365,265
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Spain - 1 .6%
Banco Bilbao Vizcaya Argentaria
SA (2) 52,829 1,141,084
Banco de Sabadell SA (2) 40,808 146,186
Banco Santander SA (2) 448,615 5,029,297
CaixaBank SA (2) 152,599 1,829,305
Iberdrola SA (2) 6,766 154,902
Industria de Diseno Textil SA (2) 4,442 258,563
Repsol SA (2) 7,755 218,291
8,777,628
Sweden - 0 .1%
Evolution AB (2)(a) 2,602 163,532
Swedbank AB, Class A (2) 14,670 500,005
663,537
Switzerland - 0 .2%
Zurich Insurance Group AG (2) 1,485 1,049,626
United Kingdom - 4 .1%
AstraZeneca plc (2) 776 151,739
Barclays plc (2) 744,927 3,898,563
British American Tobacco plc (2) 2,658 154,320
Compass Group plc (2) 5,147 143,606
HSBC Holdings plc (2) 9,894 162,485
International Consolidated Airlines
Group SA (2) 178,193 845,760
Lloyds Banking Group plc (2) 333,294 413,096
NatWest Group plc (2) 637,667 4,723,804
Rolls-Royce Holdings plc (2) 300,722 4,568,696
TechnipFMC plc 69,646 4,814,629
Vodafone Group plc (2) 1,194,126 1,801,162
21,677,860
United States - 65 .5%
Abercrombie & Fitch Co., Class A * 6,511 594,910
Accenture plc, Class A 732 145,148
Adobe, Inc. * 21,983 5,343,628
Airbnb, Inc., Class A * 12,811 1,617,773
Allstate Corp. (The) 743 154,054
Alnylam Pharmaceuticals, Inc. * 1,661 549,575
Alphabet, Inc., Class A 37,162 10,686,305
Alphabet, Inc., Class C 31,211 8,953,187
INVESTMENTS SHARES VALUE ($)
United States - 65.5% (continued)
Altria Group, Inc. 46,587 3,074,276
Amazon.com, Inc. * 60,530 12,606,583
American International Group, Inc. 33,920 2,552,480
Ameriprise Financial, Inc. 326 144,874
Aon plc, Class A 3,844 1,240,766
Apple, Inc. 62,780 15,932,936
Arista Networks, Inc. * 22,568 2,770,899
AT&T, Inc. 6,076 176,143
Atlassian Corp., Class A * 2,118 144,554
Bank of America Corp. 102,061 4,975,474
Bank of New York Mellon Corp.
(The) 1,280 151,846
Berkshire Hathaway, Inc., Class B * 9,155 4,387,076
Blackrock, Inc. 1,316 1,265,610
Booking Holdings, Inc. 1,610 6,778,615
BP plc (2) 24,623 192,719
Bristol-Myers Squibb Co. 111,435 6,758,533
Broadcom, Inc. 29,749 9,207,613
Capital One Financial Corp. 16,768 3,058,986
Carpenter Technology Corp. 390 153,719
Centene Corp. * 144,859 4,742,684
Charles Schwab Corp. (The) 1,604 150,744
Chevron Corp. 24,383 5,044,843
Chewy, Inc., Class A * 85,881 2,318,787
Chubb Ltd. 20,055 6,536,526
Cigna Group (The) 6,054 1,614,905
Citigroup, Inc. 27,075 3,070,576
CME Group, Inc. 521 153,877
Comcast Corp., Class A 76,239 2,188,822
Comfort Systems USA, Inc. 2,783 3,837,729
ConocoPhillips 9,803 1,293,996
Costco Wholesale Corp. 2,371 2,362,536
CVS Health Corp. 1,996 143,353
Danaher Corp. 760 144,096
Delta Air Lines, Inc. 21,692 1,442,084
Dollar General Corp. 32,318 3,837,116
DraftKings, Inc., Class A * 44,834 969,311
Edison International 13,104 958,951
Elastic NV * 44,046 2,201,860
Eli Lilly & Co. 1,111 1,021,864
EOG Resources, Inc. 6,991 1,010,689
Everest Group Ltd. 1,092 356,920
Exelixis, Inc. * 23,743 1,018,337
Expand Energy Corp. 23,134 2,539,651
Expedia Group, Inc. 1,004 231,814
Exxon Mobil Corp. 58,597 9,941,567
FedEx Corp. 8,825 3,143,289
Fidelity National Financial, Inc. 3,151 146,143
Five Below, Inc. * 625 142,800
Freeport-McMoRan, Inc. 2,582 151,770
Gartner, Inc. * 1,006 159,290
GE Aerospace 24,734 7,018,767
GE Vernova, Inc. 8,321 7,263,401
General Dynamics Corp. 3,651 1,253,096
General Motors Co. 39,347 2,931,352
Genpact Ltd. 3,913 145,759
Haemonetics Corp. * 6,671 375,978
HCA Healthcare, Inc. 296 140,079
HP, Inc. 10,079 193,618
HubSpot, Inc. * 3,185 777,459

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 65.5% (continued)
Intel Corp. * 3,216 141,922
International Business Machines
Corp. 589 142,768
Intuit, Inc. 329 142,253
Johnson & Johnson 13,303 3,251,785
JPMorgan Chase & Co. 5,851 1,721,130
Kinder Morgan, Inc. 5,180 173,685
Lam Research Corp. 691 147,639
Las Vegas Sands Corp. 34,883 1,879,496
Lockheed Martin Corp. 6,091 3,681,339
Lumentum Holdings, Inc. * 588 413,223
Marsh & McLennan Cos., Inc. 832 144,310
Mastercard, Inc., Class A 296 147,899
McDonald's Corp. 471 146,382
McKesson Corp. 862 745,940
Medpace Holdings, Inc. * 2,863 1,374,784
Merck & Co., Inc. 24,642 2,964,186
Meta Platforms, Inc., Class A 8,129 4,650,845
MetLife, Inc. 11,048 781,315
Micron Technology, Inc. 23,644 7,987,889
Microsoft Corp. 58,214 21,549,076
MongoDB, Inc., Class A * 2,628 643,256
Morgan Stanley 913 150,252
MSCI, Inc., Class A 273 147,150
Nestle SA (Registered) (2) 11,928 1,170,030
Netflix, Inc. * 1,531 147,206
Newmont Corp. 35,161 3,806,178
Northrop Grumman Corp. 221 150,775
Novartis AG (Registered) (2) 25,503 3,914,569
Nutanix, Inc., Class A * 3,607 137,102
NVIDIA Corp. 130,379 22,738,097
Palantir Technologies, Inc., Class
A * 20,564 3,008,102
PepsiCo, Inc. 984 152,805
Pfizer, Inc. 37,938 1,065,299
PG&E Corp. 205,548 3,611,478
Philip Morris International, Inc. 18,461 3,052,342
Phillips 66 1,047 190,742
PNC Financial Services Group, Inc.
(The) 13,588 2,827,527
Procter & Gamble Co. (The) 1,008 145,596
Progressive Corp. (The) 3,529 699,589
Prudential Financial, Inc. 10,377 1,013,729
QUALCOMM, Inc. 1,090 140,370
Regeneron Pharmaceuticals, Inc. 4,968 3,838,476
ROBLOX Corp., Class A * 31,535 1,783,620
Roche Holding AG (2) 400 159,636
Roche Holding AG (2) 355 147,099
S&P Global, Inc. 362 153,973
Salesforce, Inc. 14,727 2,749,089
Sandisk Corp. * 248 157,564
Sanofi SA (2) 12,981 1,253,573
Seagate Technology Holdings plc 11,461 4,489,961
Selective Insurance Group, Inc. 1,918 144,598
ServiceNow, Inc. * 8,190 856,265
Shell plc (2) 61,284 2,838,371
Snowflake, Inc., Class A * 17,954 2,707,822
Swiss Re AG (2) 937 157,395
Take-Two Interactive Software,
Inc. * 754 148,915
INVESTMENTS SHARES VALUE ($)
United States - 65.5% (continued)
Teradyne, Inc. 6,624 1,963,751
Tesla, Inc. * 3,740 1,390,345
TJX Cos., Inc. (The) 994 158,742
T-Mobile US, Inc. 4,837 1,015,915
Travelers Cos., Inc. (The) 9,674 2,821,712
Truist Financial Corp. 4,962 228,103
Uber Technologies, Inc. * 29,445 2,117,979
United Airlines Holdings, Inc. * 10,145 934,050
United Parcel Service, Inc., Class B 29,143 2,867,088
UnitedHealth Group, Inc. 4,291 1,161,102
US Bancorp 2,781 144,640
VeriSign, Inc. 11,144 2,767,724
Verizon Communications, Inc. 3,611 181,272
Versant Media Group, Inc. * 27,620 1,022,492
Vertiv Holdings Co., Class A 6,553 1,642,051
Visa, Inc., Class A 5,251 1,587,062
Walmart, Inc. 65,227 8,106,412
Walt Disney Co. (The) 43,210 4,164,580
Wells Fargo & Co. 4,765 379,342
Western Digital Corp. 14,954 4,044,907
Zoom Communications, Inc., Class
A * 9,773 785,651
348,766,058
TOTAL COMMON STOCKS
(Cost $364,458,939) 478,451,635
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Volkswagen AG (Preference) (2)
(Cost $990,100) 8,451 864,474
SHORT-TERM INVESTMENTS - 7.2%
INVESTMENT COMPANIES - 7 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (b)(c) 12,894,882 12,894,882
Limited Purpose Cash Investment
Fund, 3.65% (b) 25,394,741 25,394,741
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,286,992) 38,289,623
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.1%
(Cost $403,736,031) 517,605,732
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.9%
‡
15,590,875
NET ASSETS - 100.0% 533,196,607

Schedule of Investments
March 31, 2026 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
53
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 39,665,290 7 .4%
Consumer Discretionary 38,568,840 7 .2
Consumer Staples 22,199,498 4 .2
Energy 39,898,557 7 .5
Financials 99,016,066 18 .6
Health Care 41,390,652 7 .8
Industrials 54,319,061 10 .2
Information Technology 124,855,569 23 .4
Materials 14,188,744 2 .7
Utilities 5,213,832 0 .9
Investment Companies 38,289,623 7 .2
Total Investments In Securities
At Value 517,605,732 97 .1
Other Assets in Excess of
Liabilities ‡ 15,590,875 2 .9
Net Assets
$ 533,196,607 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2026 amounted to $320,388 of investments in securities, which represents 0.06% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2026.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 4).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 4).
Total return swap contracts outstanding as of March 31, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
June Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 06/19/2026 CHF (27,624,960) $ 96,265
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread
(-0.05%)
Monthly JPMC 06/17/2026 AUD (12,410,374) 245,525

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore Net
Return Index
Decreases in
total return of
reference
entity
and pays the
SORA plus
or minus a
specified
spread
(0.90%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 SGD 73,839 $ 367
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread
(-0.69%)
Monthly JPMC 06/17/2026 CHF (1,084,372) 10,752
Total unrealized appreciation 352,909
Amsterdam
Exchange Index April
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 04/17/2026 EUR 2,490,384 (151,686)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 HKD 78,095,585 (369,988)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 EUR 3,161,700 (39,674)
MSCI Netherlands
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.35%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 EUR 12,777,698 (937,268)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
55
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden Net
Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread
(-0.37%)
Increases in
total return of
reference entity
Monthly JPMC 06/17/2026 SEK 27,392,798 $ (113,824)
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(1.20%)
Increases in
total return of
reference entity
Monthly GSIN 06/17/2026 ILS 4,729,874 (43,552)
Total unrealized depreciation (1,655,992)
Net unrealized depreciation $ (1,303,083)
Futures contracts outstanding as of March 31, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 43 4/2026 EUR $ 3,889,146 $ (72,618)
IBEX 35 Index 15 4/2026 EUR 2,941,609 31,220
MSCI Singapore Index 65 4/2026 SGD 2,207,280 881
OMXS30 Index 262 4/2026 SEK 8,081,423 (227,784)
FTSE 100 Index 170 6/2026 GBP 22,948,974 (349,043)
FTSE/MIB Index 44 6/2026 EUR 11,080,810 46,146
S&P 500 E-Mini Index 140 6/2026 USD 45,995,250 (1,063,381)
TOPIX Index 104 6/2026 JPY 22,961,848 (350,846)
Total of long contracts (1,985,425)
Short Contracts
DAX Index (35) 6/2026 EUR (23,096,628) 828,104
S&P/TSX 60 Index (16) 6/2026 CAD (4,388,584) (78,644)
SPI 200 Index (233) 6/2026 AUD (34,213,396) 404,715
Total of short contracts 1,154,175
Net unrealized depreciation $ (831,250)
Forward foreign currency exchange contracts outstanding as of March 31, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
DKK 138,500 USD 21,379 CITG 6/17/2026 $ 135
DKK 138,500 USD 21,379 JPMC 6/17/2026 135
EUR 1,868,484 USD 2,165,262 CITG 6/17/2026 2,024
EUR 1,868,484 USD 2,165,257 JPMC 6/17/2026 2,028

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 11,499,999 USD 1,186,033 CITG 6/17/2026 $ 860
NOK 11,500,001 USD 1,186,031 JPMC 6/17/2026 863
USD 1,291,402 AUD 1,817,967 CITG 6/17/2026 38,511
USD 1,291,407 AUD 1,817,970 JPMC 6/17/2026 38,514
USD 51,527,633 CAD 70,026,000 CITG 6/17/2026 1,020,286
USD 51,527,736 CAD 70,026,000 JPMC 6/17/2026 1,020,389
USD 44,804,509 CHF 34,440,500 CITG 6/17/2026 1,368,479
USD 44,804,596 CHF 34,440,500 JPMC 6/17/2026 1,368,566
USD 614,263 DKK 3,874,500 CITG 6/17/2026 12,404
USD 614,264 DKK 3,874,500 JPMC 6/17/2026 12,406
USD 4,350,172 EUR 3,705,500 CITG 6/17/2026 52,102
USD 4,350,181 EUR 3,705,500 JPMC 6/17/2026 52,111
USD 23,845,341 GBP 17,703,188 CITG 6/17/2026 418,815
USD 23,845,389 GBP 17,703,188 JPMC 6/17/2026 418,863
USD 306,970 HKD 2,392,500 CITG 6/17/2026 624
USD 306,971 HKD 2,392,500 JPMC 6/17/2026 625
USD 47,198 ILS 147,000 CITG 6/17/2026 337
USD 47,198 ILS 147,000 JPMC 6/17/2026 337
USD 3,063,833 JPY 480,000,000 CITG 6/17/2026 19,794
USD 3,063,839 JPY 480,000,000 JPMC 6/17/2026 19,800
USD 419,790 NOK 3,996,987 CITG 6/17/2026 7,269
USD 420,424 NOK 4,003,013 JPMC 6/17/2026 7,281
USD 18,541,842 NZD 30,847,571 CITG 6/17/2026 767,320
USD 18,541,879 NZD 30,847,570 JPMC 6/17/2026 767,357
USD 15,106,809 SEK 137,108,953 CITG 6/17/2026 567,189
USD 15,106,839 SEK 137,108,954 JPMC 6/17/2026 567,219
USD 83,394 SGD 106,000 CITG 6/17/2026 504
USD 83,394 SGD 106,000 JPMC 6/17/2026 504
Total unrealized appreciation 8,553,651
AUD 20,983,999 USD 14,691,282 CITG 6/17/2026 (229,709)
AUD 20,984,001 USD 14,691,254 JPMC 6/17/2026 (229,680)
CAD 76,725,975 USD 56,347,496 CITG 6/17/2026 (1,007,687)
CAD 76,725,975 USD 56,347,383 JPMC 6/17/2026 (1,007,573)
CHF 3,733,000 USD 4,799,982 CITG 6/17/2026 (91,958)
CHF 3,733,000 USD 4,799,973 JPMC 6/17/2026 (91,950)
DKK 813,000 USD 126,917 CITG 6/17/2026 (627)
DKK 813,000 USD 126,917 JPMC 6/17/2026 (626)
EUR 20,538,016 USD 24,152,897 CITG 6/17/2026 (330,514)
EUR 20,538,016 USD 24,151,024 JPMC 6/17/2026 (328,642)
GBP 19,446,500 USD 25,944,177 CITG 6/17/2026 (210,735)
GBP 19,446,500 USD 25,944,125 JPMC 6/17/2026 (210,684)
HKD 13,280,875 USD 1,705,006 CITG 6/17/2026 (4,461)
HKD 13,280,875 USD 1,705,002 JPMC 6/17/2026 (4,459)
ILS 2,543,000 USD 821,037 CITG 6/17/2026 (10,385)
ILS 2,542,999 USD 821,035 JPMC 6/17/2026 (10,382)
JPY 7,458,785,281 USD 48,097,492 CITG 6/17/2026 (795,764)
JPY 7,458,785,281 USD 48,097,500 JPMC 6/17/2026 (795,772)
NOK 157,014,903 USD 16,409,360 CITG 6/17/2026 (204,144)
NOK 157,020,930 USD 16,409,954 JPMC 6/17/2026 (204,117)
NZD 19,644,001 USD 11,536,162 CITG 6/17/2026 (217,191)
NZD 19,643,999 USD 11,536,137 JPMC 6/17/2026 (217,167)
SEK 111,500,000 USD 12,162,827 CITG 6/17/2026 (338,892)
SEK 111,500,000 USD 12,162,803 JPMC 6/17/2026 (338,866)
SGD 1,609,362 USD 1,277,638 CITG 6/17/2026 (19,146)
SGD 1,609,362 USD 1,277,635 JPMC 6/17/2026 (19,144)
USD 73,986 DKK 479,000 CITG 6/17/2026 (421)
USD 73,987 DKK 479,000 JPMC 6/17/2026 (421)
USD 10,599,317 EUR 9,174,000 CITG 6/17/2026 (41,757)

Schedule of Investments
March 31, 2026 (Unaudited)
AQR GLOBAL EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | March 2026
57
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 10,599,338 EUR 9,174,000 JPMC 6/17/2026 $ (41,735)
USD 14,323 ILS 45,001 CITG 6/17/2026 (22)
USD 14,323 ILS 44,999 JPMC 6/17/2026 (22)
USD 1,709,350 JPY 270,000,000 CITG 6/17/2026 (2,922)
USD 1,709,353 JPY 270,000,000 JPMC 6/17/2026 (2,918)
USD 4,270,557 NOK 41,499,999 CITG 6/17/2026 (12,580)
USD 4,270,566 NOK 41,500,001 JPMC 6/17/2026 (12,572)
USD 32,061 SGD 41,000 CITG 6/17/2026 –
(a)
USD 32,061 SGD 41,000 JPMC 6/17/2026 –
(a)
Total unrealized depreciation (7,035,645)
Net unrealized appreciation $ 1,518,006
(a) Represents less than $0.5.
Collateral pledged to (received from) each counterparty at March 31, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER EXCHANGE-TRADED TOTAL
BARC
Cash $ – $ 12,936,135 $ 12,936,135
CITG
Cash (210,565) – (210,565)
Investment Companies 1,685,235 – 1,685,235
GSCO
Cash – 2,411,932 2,411,932
GSIN
Cash (281,970) – (281,970)
JPMC
Investment Companies 11,209,647 – 11,209,647

Schedule of Investments
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
CVR - Contingent Value Rights
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Limited Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.98%
Australian Bank-Bill Reference Rate (“BBR”): 4.06%
Euro Short-Term Rate (“ESTR”): 1.93%
Hong Kong Interbank Offered Rate (“HIBOR”): 2.24%
Shekel Interbank Offered Rate (“SHIRON”): 4.00%
Singapore Overnight Rate Average (“SORA”): 1.00%
Swiss Average Rate Overnight (“SARON”): -0.07%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 672,287,809 $ 101,558,390 $ 501,886,889 $ 382,304,930
Investments in securities of unaffiliated issuers, at value .......... $ 1,158,011,791 $ 148,263,388 $ 751,153,794 $ 579,984,270
Cash ................................................. — — 8,991 —
Cash denominated in foreign currencies
‡
...................... — — 105,327 548,685
Deposits with brokers for futures contracts ..................... 3,772,542 898,933 1,255,974 769,946
Variation margin on futures contracts ......................... 1,295,862 355,084 968,763 532,991
Receivables:
Securities sold ....................................... 48,912,536 — — —
Foreign tax reclaims ................................... — — 1,286,294 6,412
Dividends ........................................... 924,076 65,291 2,136,326 1,855,741
Capital shares sold .................................... 915,755 59,997 661,412 98,068
Prepaid expenses .......................................
58,851 40,276 71,950 44,339
Total Assets 1,213,891,413 149,682,969 757,648,831 583,840,452
LIABILITIES:
Due to custodian ........................................ — — — 1,420
Payables: – – – –
Securities purchased ................................... 47,334,991 — — —
Accrued investment advisory fees ......................... 254,364 43,720 247,171 248,088
Accrued distribution fees—Class N ........................ 2,396 4,165 2,694 1,290
Capital shares redeemed ............................... 499,666 20,977 352,262 807,768
Deferred foreign capital gains tax ......................... — — — 1,473,936
Other accrued expenses and liabilities ........................
246,321 86,291 185,462 201,036
Total Liabilities 48,337,738 155,153 787,589 2,733,538
Commitments and contingent liabilities
^
Net Assets $ 1,165,553,675 $ 149,527,816 $ 756,861,242 $ 581,106,914
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 539,114,595 $ 98,406,076 $ 468,894,568 $ 362,040,268
Total distributable earnings (loss) ...........................
626,439,080 51,121,740 287,966,674 219,066,646
Net Assets $ 1,165,553,675 $ 149,527,816 $ 756,861,242 $ 581,106,914
NET ASSETS:
Class I ............................................... $ 290,139,925 $ 78,153,866 $ 182,923,254 $ 97,925,825
Class N ............................................... 11,298,220 18,239,886 11,286,975 3,590,198
Class R6 .............................................. 864,115,530 53,134,064 562,651,013 479,590,891
SHARES OUTSTANDING: – – – –
Class I ............................................... 14,426,330 4,181,685 10,551,887 7,111,162
Class N ............................................... 553,607 977,596 651,042 258,156
Class R6 .............................................. 43,043,997 2,834,431 32,522,671 34,817,972
NET ASSET VALUE: – – – –
Class I ............................................... $ 20.11 $ 18.69 $ 17.34 $ 13.77
Class N ............................................... $ 20.41 $ 18.66 $ 17.34 $ 13.91
Class R6 .............................................. $ 20.08 $ 18.75 $ 17.30 $ 13.77
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 105,283 $ 557,144
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 317,521,837 $ 108,372,112 $ 123,993,126 $ 755,918,966
Investments in securities of unaffiliated issuers, at value .......... $ 567,441,500 $ 166,012,748 $ 202,310,249 $ 1,350,066,960
Cash ................................................. 403 17 3,836 —
Cash denominated in foreign currencies
‡
...................... — — 81,479 —
Deposits with brokers for futures contracts ..................... 829,356 635,610 345,180 1,203,872
Variation margin on futures contracts ......................... 285,244 228,336 81,106 413,720
Receivables:
Securities sold ....................................... — — 18,731,837 —
Foreign tax reclaims ................................... — — 434,491 —
Dividends ........................................... 274,860 66,171 611,092 995,447
Capital shares sold .................................... 151,385 220,052 66,993 344,973
Prepaid expenses .......................................
39,533 36,648 30,378 50,231
Total Assets 569,022,281 167,199,582 222,696,641 1,353,075,203
LIABILITIES:
Payables: – – – –
Securities purchased ................................... — — 14,854,992 —
Accrued investment advisory fees ......................... 121,580 53,346 60,802 298,693
Accrued distribution fees—Class N ........................ 21,481 10,130 2,189 13,825
Capital shares redeemed ............................... 5,067,700 589,858 394,402 4,508,708
Other accrued expenses and liabilities ........................
174,971 103,244 323,409 309,328
Total Liabilities 5,385,732 756,578 15,635,794 5,130,554
Commitments and contingent liabilities
^
Net Assets $ 563,636,549 $ 166,443,004 $ 207,060,847 $ 1,347,944,649
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 279,372,523 $ 108,394,578 $ 119,360,898 $ 545,720,746
Total distributable earnings (loss) ...........................
284,264,026 58,048,426 87,699,949 802,223,903
Net Assets $ 563,636,549 $ 166,443,004 $ 207,060,847 $ 1,347,944,649
NET ASSETS:
Class I ............................................... $ 226,258,473 $ 92,532,665 $ 112,707,786 $ 974,409,570
Class N ............................................... 97,533,638 46,706,388 9,961,710 60,847,564
Class R6 .............................................. 239,844,438 27,203,951 84,391,351 312,687,515
SHARES OUTSTANDING: – – – –
Class I ............................................... 11,692,298 4,387,534 6,832,439 54,263,576
Class N ............................................... 5,046,350 2,218,822 589,379 3,388,136
Class R6 .............................................. 12,505,193 1,298,639 5,135,895 17,468,795
NET ASSET VALUE: – – – –
Class I ............................................... $ 19.35 $ 21.09 $ 16.50 $ 17.96
Class N ............................................... $ 19.33 $ 21.05 $ 16.90 $ 17.96
Class R6 .............................................. $ 19.18 $ 20.95 $ 16.43 $ 17.90
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 77,212 $ —
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost .......................................... $ 55,769,829 $ 403,736,031
Investments in securities of unaffiliated issuers, at value ......................................... $ 91,944,014 $ 517,605,732
Cash ................................................................................ 2,123 11,777
Cash denominated in foreign currencies
‡
..................................................... 4,659 559,785
Unrealized appreciation on forward foreign currency exchange contracts ............................. — 8,553,651
Unrealized appreciation on OTC swaps ...................................................... — 352,909
Deposits with brokers for futures contracts .................................................... 143,739 13,507,468
Variation margin on futures contracts ........................................................ — 1,029,758
Receivables:
Securities sold ...................................................................... 15,688,206 —
Foreign tax reclaims .................................................................. 270,509 317,649
Dividends .......................................................................... 229,448 1,004,158
Capital shares sold ................................................................... 401 152,376
Due from custodian ................................................................... — 5,297
Prepaid expenses ......................................................................
27,911 51,859
Total Assets 108,311,010 543,152,419
LIABILITIES:
Due to brokers ........................................................................ — 625,661
Unrealized depreciation on forward foreign currency exchange contracts ............................. — 7,035,645
Unrealized depreciation on OTC swaps ...................................................... — 1,655,992
Variation margin on futures contracts ........................................................ 79,685 20,409
Payables: – –
Securities purchased .................................................................. 2,026,515 5,297
Accrued investment advisory fees ........................................................ 23,191 287,028
Accrued distribution fees—Class N ....................................................... 465 7,049
Capital shares redeemed .............................................................. 220,209 202,515
Line of credit
†
....................................................................... 12,300,000 —
Other accrued expenses and liabilities .......................................................
103,109 116,216
Total Liabilities 14,753,174 9,955,812
Commitments and contingent liabilities
^
Net Assets $ 93,557,836 $ 533,196,607
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ......................... $ 23,894,594 $ 403,097,752
Total distributable earnings (loss) ..........................................................
69,663,242 130,098,855
Net Assets $ 93,557,836 $ 533,196,607
NET ASSETS:
Class I .............................................................................. $ 34,500,758 $ 69,584,318
Class N .............................................................................. 2,176,215 30,536,055
Class R6 ............................................................................. 56,880,863 433,076,234
SHARES OUTSTANDING: – –
Class I .............................................................................. 2,093,639 5,906,805
Class N .............................................................................. 126,337 2,641,712
Class R6 ............................................................................. 3,457,349 36,409,902
NET ASSET VALUE: – –
Class I .............................................................................. $ 16.48 $ 11.78
Class N .............................................................................. $ 17.23 $ 11.56
Class R6 ............................................................................. $ 16.45 $ 11.89
‡
Cash denominated in foreign currencies, at cost .............................................. $ 4,643 $ 560,020
† See Note 12 in the Notes to Financial Statements for additional information on Line of Credit.
^ See Note 8 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2026 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
INVESTMENT INCOME:
Dividend income
†
................................. $ 9,361,073 $ 837,000 $ 8,300,761 $ 5,862,172
Interest income ................................... 12,036 — — 52
Total Income 9,373,109 837,000 8,300,761 5,862,224
EXPENSES:
Investment advisory fees ............................ 1,494,859 323,614 1,472,966 1,474,660
Custody fees ..................................... 21,829 12,679 47,233 172,564
Administration & accounting fees ...................... 96,926 11,651 59,656 47,779
Legal fees ....................................... 23,667 2,359 12,868 11,347
Audit & tax fees ................................... 28,353 28,070 32,084 47,807
Shareholder reporting fees .......................... 21,784 12,035 16,323 19,369
Transfer agent fees ................................ 164,849 45,736 104,170 37,821
Trustee fees ..................................... 22,259 2,919 13,092 10,768
Distribution fees—Class N ........................... 11,011 23,126 11,868 6,448
Interest expense .................................. 58,448 2,470 39,748 10,777
Recoupment of reimbursement ....................... 9,828 — — 14,141
Registration fees .................................. 40,524 34,156 42,839 33,787
Reorganization expense ............................ 78,423 40,612 61,125 —
Other expenses .................................. 61,731 5,031 14,919 24,785
Total Expenses 2,134,491 544,458 1,928,891 1,912,053
Less expense reimbursements ....................... — (70,097) (65,750) (68,598)
Net Expenses 2,134,491 474,361 1,863,141 1,843,455
Net Investment Income (Loss) 7,238,618 362,639 6,437,620 4,018,769
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers
(net of foreign capital gains tax of $ — , $ — , $ — and
$ 758,583 ) .................................. 156,192,749 5,627,463 41,555,970 31,615,288
Settlement of foreign currency and foreign currency
transactions ................................. — — (126,770) (122,009)
Expiration or closing of futures contracts .............. (1,417,439) (210,834) 784,915 1,666,058
Net realized gain (loss) 154,775,310 5,416,629 42,214,115 33,159,337
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of changes in deferred foreign capital gains tax of $ — , $ — , $ — and
$ (719,467) ) .................................. (125,987,908) (134,045) 10,125,817 29,437,893
Foreign currency and foreign currency transactions ...... — — (29,850) (38,950)
Futures contracts ............................... (1,151,400) 17,541 (314,991) (470,917)
Net change in unrealized appreciation (depreciation) (127,139,308) (116,504) 9,780,976 28,928,026
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 27,636,002 5,300,125 51,995,091 62,087,363
Net increase (decrease) in net assets resulting from
operations $ 34,874,620 $ 5,662,764 $ 58,432,711 $ 66,106,132
†
Net of foreign taxes withheld of ...................... $ 27,933 $ 503 $ 749,951 $ 835,589

Statements of Operations

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2026 (Unaudited)
AQR LARGE CAP
MOMENTUM STYLE
FUND
AQR SMALL CAP
MOMENTUM STYLE
FUND
AQR
INTERNATIONAL
MOMENTUM STYLE
FUND
AQR LARGE CAP
DEFENSIVE STYLE
FUND
INVESTMENT INCOME:
Dividend income
†
................................. $ 3,309,603 $ 596,187 $ 2,165,492 $ 14,207,327
Interest income ................................... 3,807 533 265 13,147
Total Income 3,313,410 596,720 2,165,757 14,220,474
EXPENSES:
Investment advisory fees ............................ 776,415 352,327 428,259 2,079,991
Custody fees ..................................... 13,940 20,891 24,712 29,076
Administration & accounting fees ...................... 50,353 12,675 17,349 135,039
Legal fees ....................................... 12,917 2,697 3,767 40,750
Audit & tax fees ................................... 24,759 24,954 29,026 29,424
Shareholder reporting fees .......................... 19,476 14,021 12,074 29,292
Transfer agent fees ................................ 196,494 78,585 74,223 445,957
Trustee fees ..................................... 12,116 3,053 4,260 35,437
Distribution fees—Class N ........................... 123,464 49,124 10,438 104,231
Interest expense .................................. 20,314 2,727 3,828 132,233
Recoupment of reimbursement ....................... — — — 7,380
Registration fees .................................. 36,566 34,532 31,155 43,877
Reorganization expense ............................ 59,559 42,417 44,223 —
Other expenses .................................. 14,611 9,230 29,300 113,824
Total Expenses 1,360,984 647,233 712,614 3,226,511
Less expense reimbursements ....................... (39,075) (87,621) (86,616) —
Net Expenses 1,321,909 559,612 625,998 3,226,511
Net Investment Income (Loss) 1,991,501 37,108 1,539,759 10,993,963
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 63,667,783 828,354 11,794,179 207,676,885
Settlement of foreign currency and foreign currency
transactions ................................. 24 — (10,629) —
Expiration or closing of futures contracts .............. (130,111) (398,148) 371,999 (2,112,320)
Net realized gain (loss) 63,537,696 430,206 12,155,549 205,564,565
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ (86,238,281) (2,042,305) (4,975,005) (227,289,797)
Foreign currency and foreign currency transactions ...... (20) — (3,484) —
Futures contracts ............................... (361,196) 44,921 (83,270) (1,255,669)
Net change in unrealized appreciation (depreciation) (86,599,497) (1,997,384) (5,061,759) (228,545,466)
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) (23,061,801) (1,567,178) 7,093,790 (22,980,901)
Net increase (decrease) in net assets resulting from
operations $ (21,070,300) $ (1,530,070) $ 8,633,549 $ (11,986,938)
†
Net of foreign taxes withheld of ...................... $ 103 $ 1,303 $ 193,728 $ 3,900

Statements of Operations

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended March 31, 2026 (Unaudited)
AQR
INTERNATIONAL
DEFENSIVE STYLE
FUND
AQR GLOBAL
EQUITY FUND
INVESTMENT INCOME:
Dividend income
†
................................................................... $ 1,635,745 $ 4,689,897
Interest income ..................................................................... 5,917 4,352
Total Income 1,641,662 4,694,249
EXPENSES:
Investment advisory fees .............................................................. 308,848 1,619,223
Custody fees ....................................................................... 17,149 33,490
Administration & accounting fees ........................................................ 12,558 43,724
Legal fees ......................................................................... 5,319 8,885
Audit & tax fees ..................................................................... 27,943 43,284
Shareholder reporting fees ............................................................ 11,510 13,806
Transfer agent fees .................................................................. 32,420 56,728
Trustee fees ....................................................................... 4,905 9,695
Distribution fees—Class N ............................................................. 3,084 38,623
Interest expense .................................................................... 52,084 11,636
Recoupment of reimbursement ......................................................... — 52,794
Registration fees .................................................................... 32,558 37,507
Reorganization expense .............................................................. 41,206 —
Other expenses .................................................................... 11,846 46,501
Total Expenses 561,430 2,015,896
Less expense reimbursements ......................................................... (91,723) —
Net Expenses 469,707 2,015,896
Net Investment Income (Loss) 1,171,955 2,678,353
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers .................................. 39,013,793 26,207,176
Settlement of foreign currency and foreign currency transactions .............................. (235,930) (244,604)
Settlement of forward foreign currency exchange contracts .................................. — (5,353,637)
Expiration or closing of futures contracts ................................................ 295,865 5,832,599
Expiration or closing of swap contracts ................................................. — (3,839,068)
Net realized gain (loss) 39,073,728 22,602,466
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .............................................. (37,872,312) (24,774,032)
Foreign currency and foreign currency transactions ........................................ (29,015) (27,965)
Forward foreign currency exchange contracts ............................................ — 341,518
Futures contracts ................................................................. 28,992 (2,387,207)
Swap contracts ................................................................... — 478,050
Net change in unrealized appreciation (depreciation) (37,872,335) (26,369,636)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 1,201,393 (3,767,170)
Net increase (decrease) in net assets resulting from operations $ 2,373,348 $ (1,088,817)
†
Net of foreign taxes withheld of ........................................................ $ 129,356 $ 196,711

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
OPERATIONS:
Net investment income (loss) ........................ $ 7,238,618 $ 16,365,040 $ 362,639 $ 820,882
Net realized gain (loss) ............................. 154,775,310 152,155,317 5,416,629 14,720,339
Net change in unrealized appreciation (depreciation) ....... (127,139,308) 71,220,895 (116,504) 3,144,669
Net increase (decrease) in net assets resulting from
operations 34,874,620 239,741,252 5,662,764 18,685,890
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (36,963,473) (28,951,108) (6,647,573) (7,741,819)
Class N ...................................... (960,742) (702,742) (1,739,729) (925,683)
Class R6 ..................................... (115,922,605) (110,797,060) (4,842,914) (5,544,370)
Total distributions (153,846,820) (140,450,910) (13,230,216) (14,211,872)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 36,022,656 50,285,324 17,069,790 11,293,256
Reinvestment of distributions ......................... 33,806,296 26,680,923 6,594,568 7,467,002
Cost of shares redeemed ........................... (38,369,736) (60,528,482) (10,109,557) (15,206,463)
Net increase (decrease) from capital transactions 31,459,216 16,437,765 13,554,801 3,553,795
CLASS N — — — —
Proceeds from shares sold .......................... 5,679,050 1,377,746 12,339,798 10,901,304
Reinvestment of distributions ......................... 908,273 681,771 1,739,729 916,210
Cost of shares redeemed ........................... (1,630,658) (1,625,899) (10,031,796) (4,998,583)
Net increase (decrease) from capital transactions 4,956,665 433,618 4,047,731 6,818,931
CLASS R6 — — — —
Proceeds from shares sold .......................... 59,716,254 100,452,840 5,123,901 6,912,478
Reinvestment of distributions ......................... 112,583,035 107,961,385 4,790,693 5,473,635
Cost of shares redeemed ........................... (193,607,492) (273,459,904) (4,454,874) (9,085,154)
Net increase (decrease) from capital transactions (21,308,203) (65,045,679) 5,459,720 3,300,959
Net increase (decrease) in net assets resulting from capital transactions 15,107,678 (48,174,296) 23,062,252 13,673,685
Total increase (decrease) in net assets (103,864,522) 51,116,046 15,494,800 18,147,703
NET ASSETS:
Beginning of period ................................ 1,269,418,197 1,218,302,151 134,033,016 115,885,313
End of period ................................... $ 1,165,553,675 $ 1,269,418,197 $ 149,527,816 $ 134,033,016
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 12,865,620 11,965,042 3,458,647 3,276,788
Shares sold ..................................... 1,728,207 2,543,500 888,617 636,538
Shares issued on reinvestment of distributions ........... 1,717,800 1,388,185 360,162 418,085
Shares redeemed ................................. (1,885,297) (3,031,107) (525,741) (872,764)
Shares outstanding, end of period 14,426,330 12,865,620 4,181,685 3,458,647
CLASS N
Shares outstanding, beginning of period ................ 317,309 296,747 775,962 394,363
Shares sold ..................................... 267,973 68,287 632,283 617,643
Shares issued on reinvestment of distributions ........... 45,459 34,981 95,119 51,300
Shares redeemed ................................. (77,134) (82,706) (525,768) (287,344)
Shares outstanding, end of period 553,607 317,309 977,596 775,962
CLASS R6
Shares outstanding, beginning of period ................ 43,618,056 46,882,815 2,545,448 2,359,055
Shares sold ..................................... 2,889,692 5,150,993 264,957 397,871
Shares issued on reinvestment of distributions ........... 5,732,334 5,625,919 260,931 305,961
Shares redeemed ................................. (9,196,085) (14,041,671) (236,905) (517,439)
Shares outstanding, end of period 43,043,997 43,618,056 2,834,431 2,545,448

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
OPERATIONS:
Net investment income (loss) ........................ $ 6,437,620 $ 16,523,271 $ 4,018,769 $ 16,842,594
Net realized gain (loss) ............................. 42,214,115 44,090,566 33,159,337 23,743,445
Net change in unrealized appreciation (depreciation) ....... 9,780,976 95,356,818 28,928,026 45,059,319
Net increase (decrease) in net assets resulting from
operations 58,432,711 155,970,655 66,106,132 85,645,358
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (13,081,020) (5,339,614) (3,909,717) (3,480,590)
Class N ...................................... (648,600) (65,428) (184,286) (52,351)
Class R6 ..................................... (45,290,722) (25,190,102) (19,369,224) (19,848,132)
Total distributions (59,020,342) (30,595,144) (23,463,227) (23,381,073)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 50,038,614 49,656,594 3,625,554 36,165,815
Reinvestment of distributions ......................... 13,075,288 5,337,230 2,506,221 1,968,732
Cost of shares redeemed ........................... (32,130,552) (34,988,707) (15,968,700) (21,206,711)
Net increase (decrease) from capital transactions 30,983,350 20,005,117 (9,836,925) 16,927,836
CLASS N — — — —
Proceeds from shares sold .......................... 9,639,374 8,854,676 3,176,605 3,977,365
Reinvestment of distributions ......................... 648,599 61,981 184,286 52,351
Cost of shares redeemed ........................... (4,957,809) (4,841,102) (4,020,875) (1,408,003)
Net increase (decrease) from capital transactions 5,330,164 4,075,555 (659,984) 2,621,713
CLASS R6 — — — —
Proceeds from shares sold .......................... 45,347,090 65,157,739 17,628,053 29,083,400
Reinvestment of distributions ......................... 43,648,660 24,415,564 18,955,730 19,487,262
Cost of shares redeemed ........................... (100,580,552) (105,728,240) (76,549,010) (73,646,572)
Net increase (decrease) from capital transactions (11,584,802) (16,154,937) (39,965,227) (25,075,910)
Net increase (decrease) in net assets resulting from capital transactions 24,728,712 7,925,735 (50,462,136) (5,526,361)
Total increase (decrease) in net assets 24,141,081 133,301,246 (7,819,231) 56,737,924
NET ASSETS:
Beginning of period ................................ 732,720,161 599,418,915 588,926,145 532,188,221
End of period ................................... $ 756,861,242 $ 732,720,161 $ 581,106,914 $ 588,926,145
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND
AQR EMERGING MULTI-STYLE II
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,755,783 7,410,317 7,844,997 6,370,651
Shares sold ..................................... 2,849,780 3,265,178 261,547 3,210,950
Shares issued on reinvestment of distributions ........... 792,442 406,801 200,980 189,119
Shares redeemed ................................. (1,846,118) (2,326,513) (1,196,362) (1,925,723)
Shares outstanding, end of period 10,551,887 8,755,783 7,111,162 7,844,997
CLASS N
Shares outstanding, beginning of period ................ 350,711 95,717 310,102 88,948
Shares sold ..................................... 547,740 558,878 224,715 339,642
Shares issued on reinvestment of distributions ........... 39,261 4,710 14,626 4,976
Shares redeemed ................................. (286,670) (308,594) (291,287) (123,464)
Shares outstanding, end of period 651,042 350,711 258,156 310,102
CLASS R6
Shares outstanding, beginning of period ................ 33,188,433 33,925,915 37,758,127 39,908,465
Shares sold ..................................... 2,560,094 4,568,189 1,275,111 2,647,465
Shares issued on reinvestment of distributions ........... 2,651,802 1,865,207 1,521,327 1,873,775
Shares redeemed ................................. (5,877,658) (7,170,878) (5,736,593) (6,671,578)
Shares outstanding, end of period 32,522,671 33,188,433 34,817,972 37,758,127

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
OPERATIONS:
Net investment income (loss) ........................ $ 1,991,501 $ 5,353,829 $ 37,108 $ 515,706
Net realized gain (loss) ............................. 63,537,696 125,406,859 430,206 16,924,411
Net change in unrealized appreciation (depreciation) ....... (86,599,497) (13,459,731) (1,997,384) 3,120,302
Net increase (decrease) in net assets resulting from
operations (21,070,300) 117,300,957 (1,530,070) 20,560,419
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (56,246,128) (40,089,091) (6,920,891) (16,346,915)
Class N ...................................... (19,539,591) (9,868,055) (2,736,873) (1,347,361)
Class R6 ..................................... (53,707,988) (33,377,129) (1,483,660) (4,957,877)
Total distributions (129,493,707) (83,334,275) (11,141,424) (22,652,153)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 15,131,068 32,128,260 19,938,450 24,387,370
Reinvestment of distributions ......................... 54,863,748 39,354,170 6,849,266 16,188,458
Cost of shares redeemed ........................... (67,322,432) (126,072,688) (18,694,778) (51,021,010)
Net increase (decrease) from capital transactions 2,672,384 (54,590,258) 8,092,938 (10,445,182)
CLASS N — — — —
Proceeds from shares sold .......................... 34,274,741 31,978,688 32,676,747 26,744,459
Reinvestment of distributions ......................... 19,529,585 9,863,659 2,736,873 1,347,361
Cost of shares redeemed ........................... (30,308,248) (30,725,111) (9,614,900) (8,316,818)
Net increase (decrease) from capital transactions 23,496,078 11,117,236 25,798,720 19,775,002
CLASS R6 — — — —
Proceeds from shares sold .......................... 31,434,804 60,285,201 11,825,222 6,646,834
Reinvestment of distributions ......................... 53,215,804 33,063,897 1,483,601 4,957,751
Cost of shares redeemed ........................... (52,785,374) (104,063,484) (3,484,678) (20,905,050)
Net increase (decrease) from capital transactions 31,865,234 (10,714,386) 9,824,145 (9,300,465)
Net increase (decrease) in net assets resulting from capital transactions 58,033,696 (54,187,408) 43,715,803 29,355
Total increase (decrease) in net assets (92,530,311) (20,220,726) 31,044,309 (2,062,379)
NET ASSETS:
Beginning of period ................................ 656,166,860 676,387,586 135,398,695 137,461,074
End of period ................................... $ 563,636,549 $ 656,166,860 $ 166,443,004 $ 135,398,695
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 11,440,434 13,714,003 4,022,967 4,485,026
Shares sold ..................................... 706,669 1,425,239 883,213 1,212,185
Shares issued on reinvestment of distributions ........... 2,823,662 1,756,099 332,489 796,676
Shares redeemed ................................. (3,278,467) (5,454,907) (851,135) (2,470,920)
Shares outstanding, end of period 11,692,298 11,440,434 4,387,534 4,022,967
CLASS N
Shares outstanding, beginning of period ................ 3,869,812 3,376,404 1,070,410 144,194
Shares sold ..................................... 1,670,821 1,431,369 1,447,988 1,274,989
Shares issued on reinvestment of distributions ........... 1,005,643 439,753 133,052 66,275
Shares redeemed ................................. (1,499,926) (1,377,714) (432,628) (415,048)
Shares outstanding, end of period 5,046,350 3,869,812 2,218,822 1,070,410
CLASS R6
Shares outstanding, beginning of period ................ 10,785,932 11,307,620 850,668 1,349,400
Shares sold ..................................... 1,548,828 2,636,911 533,358 325,730
Shares issued on reinvestment of distributions ........... 2,764,457 1,486,018 72,548 245,555
Shares redeemed ................................. (2,594,024) (4,644,617) (157,935) (1,070,017)
Shares outstanding, end of period 12,505,193 10,785,932 1,298,639 850,668

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
OPERATIONS:
Net investment income (loss) ........................ $ 1,539,759 $ 4,347,286 $ 10,993,963 $ 28,792,863
Net realized gain (loss) ............................. 12,155,549 34,354,856 205,564,565 366,323,107
Net change in unrealized appreciation (depreciation) ....... (5,061,759) (1,690,292) (228,545,466) (256,998,663)
Net increase (decrease) in net assets resulting from
operations 8,633,549 37,011,850 (11,986,938) 138,117,307
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (15,556,174) (18,248,254) (205,513,537) (281,983,302)
Class N ...................................... (880,649) (769,681) (15,992,322) (29,060,791)
Class R6 ..................................... (12,454,085) (15,115,476) (86,362,941) (146,186,385)
Total distributions (28,890,908) (34,133,411) (307,868,800) (457,230,478)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 15,194,528 27,564,620 82,598,155 196,351,344
Reinvestment of distributions ......................... 15,245,606 17,713,651 203,173,940 279,353,114
Cost of shares redeemed ........................... (19,773,315) (42,628,480) (331,440,315) (621,562,118)
Net increase (decrease) from capital transactions 10,666,819 2,649,791 (45,668,220) (145,857,660)
CLASS N — — — —
Proceeds from shares sold .......................... 6,006,847 4,872,771 1,740,598 8,395,447
Reinvestment of distributions ......................... 880,647 769,678 15,910,034 28,958,517
Cost of shares redeemed ........................... (2,336,465) (4,047,808) (44,092,679) (73,879,788)
Net increase (decrease) from capital transactions 4,551,029 1,594,641 (26,442,047) (36,525,824)
CLASS R6 — — — —
Proceeds from shares sold .......................... 4,187,163 20,378,946 22,278,893 139,931,590
Reinvestment of distributions ......................... 12,415,532 15,008,259 73,241,107 128,170,022
Cost of shares redeemed ........................... (16,797,508) (32,860,851) (395,900,705) (243,626,151)
Net increase (decrease) from capital transactions (194,813) 2,526,354 (300,380,705) 24,475,461
Net increase (decrease) in net assets resulting from capital transactions 15,023,035 6,770,786 (372,490,972) (157,908,023)
Total increase (decrease) in net assets (5,234,324) 9,649,225 (692,346,710) (477,021,194)
NET ASSETS:
Beginning of period ................................ 212,295,171 202,645,946 2,040,291,359 2,517,312,553
End of period ................................... $ 207,060,847 $ 212,295,171 $ 1,347,944,649 $ 2,040,291,359
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR LARGE CAP DEFENSIVE STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 6,178,240 5,922,659 55,713,271 61,486,797
Shares sold ..................................... 868,966 1,640,617 4,303,712 9,048,269
Shares issued on reinvestment of distributions ........... 945,757 1,224,164 11,491,739 13,436,898
Shares redeemed ................................. (1,160,524) (2,609,200) (17,245,146) (28,258,693)
Shares outstanding, end of period 6,832,439 6,178,240 54,263,576 55,713,271
CLASS N
Shares outstanding, beginning of period ................ 327,399 233,814 4,701,273 6,356,576
Shares sold ..................................... 344,029 281,897 89,583 397,052
Shares issued on reinvestment of distributions ........... 53,276 52,005 899,380 1,392,906
Shares redeemed ................................. (135,325) (240,317) (2,302,100) (3,445,261)
Shares outstanding, end of period 589,379 327,399 3,388,136 4,701,273
CLASS R6
Shares outstanding, beginning of period ................ 5,107,962 4,922,043 31,898,772 30,464,272
Shares sold ..................................... 239,670 1,238,876 1,146,326 6,487,699
Shares issued on reinvestment of distributions ........... 773,553 1,040,795 4,156,703 6,182,828
Shares redeemed ................................. (985,290) (2,093,752) (19,733,006) (11,236,027)
Shares outstanding, end of period 5,135,895 5,107,962 17,468,795 31,898,772

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
OPERATIONS:
Net investment income (loss) ........................ $ 1,171,955 $ 5,786,803 $ 2,678,353 $ 5,874,053
Net realized gain (loss) ............................. 39,073,728 6,482,977 22,602,466 60,181,362
Net change in unrealized appreciation (depreciation) ....... (37,872,335) 10,847,691 (26,369,636) 52,878,319
Net increase (decrease) in net assets resulting from
operations 2,373,348 23,117,471 (1,088,817) 118,933,734
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... (1,745,235) (979,222) (5,991,898) (1,579,505)
Class N ...................................... (87,108) (45,108) (3,488,043) (467,416)
Class R6 ..................................... (4,208,926) (4,380,050) (53,857,894) (45,611,701)
Total distributions (6,041,269) (5,404,380) (63,337,835) (47,658,622)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 902,144 4,689,230 39,503,175 29,728,576
Reinvestment of distributions ......................... 1,712,087 965,496 5,990,430 1,578,203
Cost of shares redeemed ........................... (8,419,888) (16,902,215) (11,453,220) (6,904,330)
Net increase (decrease) from capital transactions (5,805,657) (11,247,489) 34,040,385 24,402,449
CLASS N — — — —
Proceeds from shares sold .......................... 1,088,776 2,469,269 19,084,088 24,433,260
Reinvestment of distributions ......................... 87,051 45,086 3,484,410 467,199
Cost of shares redeemed ........................... (2,335,240) (2,115,219) (12,833,582) (8,538,720)
Net increase (decrease) from capital transactions (1,159,413) 399,136 9,734,916 16,361,739
CLASS R6 — — — —
Proceeds from shares sold .......................... 3,684,203 37,456,551 26,560,415 34,467,969
Reinvestment of distributions ......................... 3,769,064 4,127,059 53,835,907 45,590,494
Cost of shares redeemed ........................... (156,847,649) (44,674,875) (45,322,263) (64,525,238)
Net increase (decrease) from capital transactions (149,394,382) (3,091,265) 35,074,059 15,533,225
Net increase (decrease) in net assets resulting from capital transactions (156,359,452) (13,939,618) 78,849,360 56,297,413
Total increase (decrease) in net assets (160,027,373) 3,773,473 14,422,708 127,572,525
NET ASSETS:
Beginning of period ................................ 253,585,209 249,811,736 518,773,899 391,201,374
End of period ................................... $ 93,557,836 $ 253,585,209 $ 533,196,607 $ 518,773,899
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
AQR INTERNATIONAL DEFENSIVE
STYLE FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
FOR THE SIX
MONTHS ENDED
MARCH 31, 2026
FOR THE
YEAR ENDED
SEPTEMBER 30,
2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,440,627 3,159,548 3,199,942 1,076,209
Shares sold ..................................... 54,805 302,757 3,132,968 2,560,422
Shares issued on reinvestment of distributions ........... 107,476 67,707 500,036 146,673
Shares redeemed ................................. (509,269) (1,089,385) (926,141) (583,362)
Shares outstanding, end of period 2,093,639 2,440,627 5,906,805 3,199,942
CLASS N
Shares outstanding, beginning of period ................ 194,564 173,369 1,874,237 448,520
Shares sold ..................................... 62,941 145,034 1,522,948 2,123,754
Shares issued on reinvestment of distributions ........... 5,222 3,032 296,042 44,075
Shares redeemed ................................. (136,390) (126,871) (1,051,515) (742,112)
Shares outstanding, end of period 126,337 194,564 2,641,712 1,874,237
CLASS R6
Shares outstanding, beginning of period ................ 12,709,961 12,856,772 33,462,218 31,869,207
Shares sold ..................................... 225,616 2,503,900 2,078,002 2,965,379
Shares issued on reinvestment of distributions ........... 237,048 289,822 4,449,249 4,205,765
Shares redeemed ................................. (9,715,276) (2,940,533) (3,579,567) (5,578,133)
Shares outstanding, end of period 3,457,349 12,709,961 36,409,902 33,462,218

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 22.37 0 .12 0 .52 0 .64 ( 0 .29 ) ( 2 .61 ) ( 2 .90 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 20.62 0 .26
6
3 .90 4 .16 ( 0 .25 ) ( 2 .16 ) ( 2 .41 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.59 0 .24 5 .13 5 .37 ( 0 .26 ) ( 2 .08 ) ( 2 .34 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.00 0 .27
7
3 .03 3 .30 ( 0 .27 ) ( 1 .44 ) ( 1 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.84 0 .25 ( 2 .57 ) ( 2 .32 ) ( 0 .26 ) ( 2 .26 ) ( 2 .52 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.63 0 .22 4 .78 5 .00 ( 0 .23 ) ( 1 .56 ) ( 1 .79 )
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 22.63 0 .10 0 .53 0 .63 ( 0 .24 ) ( 2 .61 ) ( 2 .85 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 20.83 0 .21
6
3 .94 4 .15 ( 0 .19 ) ( 2 .16 ) ( 2 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.75 0 .20 5 .17 5 .37 ( 0 .21 ) ( 2 .08 ) ( 2 .29 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 16.11 0 .23
7
3 .06 3 .29 ( 0 .21 ) ( 1 .44 ) ( 1 .65 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.95 0 .20 ( 2 .59 ) ( 2 .39 ) ( 0 .19 ) ( 2 .26 ) ( 2 .45 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.72 0 .17 4 .81 4 .98 ( 0 .19 ) ( 1 .56 ) ( 1 .75 )
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 22.34 0 .13 0 .53 0 .66 ( 0 .31 ) ( 2 .61 ) ( 2 .92 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 20.59 0 .28
6
3 .90 4 .18 ( 0 .27 ) ( 2 .16 ) ( 2 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.57 0 .26 5 .11 5 .37 ( 0 .27 ) ( 2 .08 ) ( 2 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.99 0 .29
7
3 .02 3 .31 ( 0 .29 ) ( 1 .44 ) ( 1 .73 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 20.83 0 .27 ( 2 .57 ) ( 2 .30 ) ( 0 .28 ) ( 2 .26 ) ( 2 .54 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 17.62 0 .24 4 .78 5 .02 ( 0 .25 ) ( 1 .56 ) ( 1 .81 )
AQR SMALL CAP MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 19.75 0 .05 0 .76 0 .81 ( 0 .06 ) ( 1 .81 ) ( 1 .87 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 19.20 0 .12
6
2 .80 2 .92 ( 0 .30 ) ( 2 .07 ) ( 2 .37 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.12 0 .17
9
4 .07 4 .24 ( 0 .17 ) ( 0 .99 ) ( 1 .16 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.75 0 .17 2 .33 2 .50 ( 0 .13 ) — ( 0 .13 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.38 0 .14
10
( 3 .64 ) ( 3 .50 ) ( 0 .08 ) ( 1 .05 ) ( 1 .13 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.35 0 .07
11, 12
6 .24 6 .31 ( 0 .28 ) — ( 0 .28 )
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 19.71 0 .02 0 .76 0 .78 ( 0 .02 ) ( 1 .81 ) ( 1 .83 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 19.16 0 .09
6
2 .78 2 .87 ( 0 .25 ) ( 2 .07 ) ( 2 .32 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.09 0 .13
9
4 .06 4 .19 ( 0 .13 ) ( 0 .99 ) ( 1 .12 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.71 0 .13 2 .32 2 .45 ( 0 .07 ) — ( 0 .07 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.32 0 .09
10
( 3 .62 ) ( 3 .53 ) ( 0 .03 ) ( 1 .05 ) ( 1 .08 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.32 0 .03
11, 12
6 .22 6 .25 ( 0 .25 ) — ( 0 .25 )
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 19.81 0 .06 0 .76 0 .82 ( 0 .07 ) ( 1 .81 ) ( 1 .88 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 19.25 0 .14
6
2 .80 2 .94 ( 0 .31 ) ( 2 .07 ) ( 2 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.14 0 .19
9
4 .09 4 .28 ( 0 .18 ) ( 0 .99 ) ( 1 .17 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.77 0 .19 2 .32 2 .51 ( 0 .14 ) — ( 0 .14 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 18.41 0 .15
10
( 3 .64 ) ( 3 .49 ) ( 0 .10 ) ( 1 .05 ) ( 1 .15 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 12.37 0 .10
11, 12
6 .23 6 .33 ( 0 .29 ) — ( 0 .29 )

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 20.11 3.13% $ 290,140 0.42% 0.42% 0.41% 1.16% 32%
$ 22.37 22.07% $ 287,765 0.41% 0.41% 0.40% 1.30%
6
56%
$ 20.62 33.33% $ 246,669 0.42% 0.41% 0.40% 1.29% 62%
$ 17.59 22.16% $ 196,246 0.42% 0.41% 0.40% 1.62%
7
57%
$ 16.00 (13.59)% $ 206,052 0.42% 0.41% 0.40% 1.30% 56%
$ 20.84 30.10% $ 283,306 0.41% 0.41% 0.40% 1.13% 59%
8
$ 20.41 3.05% $ 11,298 0.67% 0.67% 0.66% 0.92% 32%
$ 22.63 21.77% $ 7,182 0.66% 0.66% 0.65% 1.06%
6
56%
$ 20.83 32.97% $ 6,182 0.67% 0.66% 0.65% 1.03% 62%
$ 17.75 21.87% $ 5,132 0.67% 0.66% 0.65% 1.36%
7
57%
$ 16.11 (13.82)% $ 5,348 0.67% 0.66% 0.65% 1.04% 56%
$ 20.95 29.73% $ 8,726 0.66% 0.66% 0.65% 0.87% 59%
8
$ 20.08 3.23% $ 864,116 0.32% 0.32% 0.31% 1.25% 32%
$ 22.34 22.21% $ 974,471 0.31% 0.31% 0.30% 1.41%
6
56%
$ 20.59 33.44% $ 965,451 0.32% 0.31% 0.30% 1.39% 62%
$ 17.57 22.25% $ 813,715 0.32% 0.31% 0.30% 1.70%
7
57%
$ 15.99 (13.51)% $ 720,884 0.32% 0.31% 0.30% 1.40% 56%
$ 20.83 30.26% $ 1,008,244 0.31% 0.31% 0.30% 1.23% 59%
8
$ 18.69 4.31% $ 78,154 0.72% 0.63% 0.63% 0.53% 30%
$ 19.75 16.48% $ 68,319 0.75% 0.64% 0.63% 0.69%
6
66%
$ 19.20 27.35% $ 62,927 0.74% 0.61% 0.60% 0.96%
9
64%
$ 16.12 18.27% $ 58,597 0.74% 0.61% 0.60% 1.10% 63%
$ 13.75 (20.56)% $ 60,005 0.75% 0.61% 0.60% 0.81%
10
65%
$ 18.38 51.47% $ 67,830 0.83%
11
0.72%
11
0.71%
11
0.43%
11, 12
60%
8
$ 18.66 4.18% $ 18,240 1.00% 0.88% 0.88% 0.29% 30%
$ 19.71 16.19% $ 15,295 1.03% 0.89% 0.88% 0.51%
6
66%
$ 19.16 27.05% $ 7,557 1.02% 0.86% 0.85% 0.72%
9
64%
$ 16.09 17.94% $ 4,325 1.02% 0.86% 0.85% 0.84% 63%
$ 13.71 (20.75)% $ 4,979 1.00% 0.86% 0.85% 0.55%
10
65%
$ 18.32 51.05% $ 8,123 1.08%
11
0.97%
11
0.96%
11
0.16%
11, 12
60%
8
$ 18.75 4.35% $ 53,134 0.65% 0.53% 0.53% 0.63% 30%
$ 19.81 16.57% $ 50,419 0.68% 0.54% 0.53% 0.80%
6
66%
$ 19.25 27.60% $ 45,401 0.67% 0.51% 0.50% 1.06%
9
64%
$ 16.14 18.35% $ 38,693 0.67% 0.51% 0.50% 1.19% 63%
$ 13.77 (20.51)% $ 37,123 0.65% 0.51% 0.50% 0.91%
10
65%
$ 18.41 51.60% $ 54,607 0.74%
11
0.63%
11
0.62%
11
0.64%
11, 12
60%
8

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 17.34 0 .15 1 .29 1 .44 ( 0 .51 ) ( 0 .93 ) ( 1 .44 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 14.49 0 .38 3 .20 3 .58 ( 0 .42 ) ( 0 .31 ) ( 0 .73 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.09 0 .37
13
2 .45 2 .82 ( 0 .42 ) — ( 0 .42 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.73 0 .35 2 .37 2 .72 ( 0 .36 ) — ( 0 .36 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.12 0 .39 ( 3 .39 ) ( 3 .00 ) ( 0 .39 ) — ( 0 .39 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.69 0 .34 2 .31 2 .65 ( 0 .22 ) — ( 0 .22 )
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 17.35 0 .14 1 .27 1 .41 ( 0 .49 ) ( 0 .93 ) ( 1 .42 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 14.51 0 .36 3 .19 3 .55 ( 0 .40 ) ( 0 .31 ) ( 0 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.10 0 .34
13
2 .46 2 .80 ( 0 .39 ) — ( 0 .39 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.71 0 .32 2 .36 2 .68 ( 0 .29 ) — ( 0 .29 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.08 0 .32 ( 3 .34 ) ( 3 .02 ) ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.66 0 .28 2 .33 2 .61 ( 0 .19 ) — ( 0 .19 )
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 17.32 0 .15 1 .28 1 .43 ( 0 .52 ) ( 0 .93 ) ( 1 .45 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 14.46 0 .39 3 .21 3 .60 ( 0 .43 ) ( 0 .31 ) ( 0 .74 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 12.07 0 .39
13
2 .43 2 .82 ( 0 .43 ) — ( 0 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 9.72 0 .37 2 .35 2 .72 ( 0 .37 ) — ( 0 .37 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 13.10 0 .39 ( 3 .37 ) ( 2 .98 ) ( 0 .40 ) — ( 0 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.67 0 .37 2 .29 2 .66 ( 0 .23 ) — ( 0 .23 )
AQR EMERGING MULTI-STYLE II FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 12.83 0 .09 1 .40 1 .49 ( 0 .38 ) ( 0 .17 ) ( 0 .55 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.48 0 .35
6
1 .49 1 .84 ( 0 .49 ) — ( 0 .49 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0 .34 2 .31 2 .65 ( 0 .54 ) — ( 0 .54 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0 .39 0 .90 1 .29 ( 0 .41 ) — ( 0 .41 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0 .41 ( 3 .83 ) ( 3 .42 ) ( 0 .29 ) — ( 0 .29 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.57 0 .34
12
1 .48 1 .82 ( 0 .19 ) — ( 0 .19 )
AQR EMERGING MULTI-STYLE II FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 12.94 0 .08 1 .42 1 .50 ( 0 .36 ) ( 0 .17 ) ( 0 .53 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.58 0 .33
6
1 .50 1 .83 ( 0 .47 ) — ( 0 .47 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0 .26 2 .39 2 .65 ( 0 .49 ) — ( 0 .49 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.51 0 .51 0 .75 1 .26 ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.22 0 .33 ( 3 .78 ) ( 3 .45 ) ( 0 .26 ) — ( 0 .26 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.60 0 .33
12
1 .46 1 .79 ( 0 .17 ) — ( 0 .17 )
AQR EMERGING MULTI-STYLE II FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 12.83 0 .09 1 .41 1 .50 ( 0 .39 ) ( 0 .17 ) ( 0 .56 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.48 0 .36
6
1 .49 1 .85 ( 0 .50 ) — ( 0 .50 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.37 0 .33 2 .33 2 .66 ( 0 .55 ) — ( 0 .55 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 8.49 0 .40 0 .90 1 .30 ( 0 .42 ) — ( 0 .42 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 12.20 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .30 ) — ( 0 .30 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 10.58 0 .31
12
1 .51 1 .82 ( 0 .20 ) — ( 0 .20 )

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 17.34 8.72% $ 182,923 0.58% 0.57% 0.56% 1.73% 29%
$ 17.34 26.32% $ 151,864 0.62% 0.59% 0.59% 2.53% 67%
$ 14.49 23.85% $ 107,359 0.66%
13
0.62%
13
0.62%
13
2.76%
13
61%
$ 12.09 28.33% $ 83,745 0.61% 0.56% 0.55% 2.98% 69%
$ 9.73 (23.62)% $ 62,389 0.63% 0.56% 0.56% 3.17% 73%
$ 13.12 24.97% $ 81,680 0.61% 0.56% 0.56% 2.61% 62%
8
$ 17.34 8.56% $ 11,287 0.84% 0.82% 0.81% 1.65% 29%
$ 17.35 25.97% $ 6,086 0.87% 0.84% 0.84% 2.32% 67%
$ 14.51 23.59% $ 1,389 0.91%
13
0.87%
13
0.87%
13
2.54%
13
61%
$ 12.10 27.88% $ 1,072 0.86% 0.81% 0.80% 2.72% 69%
$ 9.71 (23.79)% $ 1,074 0.88% 0.81% 0.81% 2.61% 73%
$ 13.08 24.67% $ 4,184 0.86% 0.81% 0.81% 2.17% 62%
8
$ 17.30 8.71% $ 562,651 0.48% 0.47% 0.46% 1.77% 29%
$ 17.32 26.54% $ 574,770 0.52% 0.49% 0.49% 2.60% 67%
$ 14.46 23.92% $ 490,671 0.56%
13
0.52%
13
0.52%
13
2.91%
13
61%
$ 12.07 28.42% $ 393,769 0.51% 0.46% 0.45% 3.12% 69%
$ 9.72 (23.50)% $ 311,227 0.53% 0.46% 0.46% 3.23% 73%
$ 13.10 25.13% $ 418,160 0.51% 0.46% 0.46% 2.89% 62%
8
$ 13.77 12.04% $ 97,926 0.69% 0.69% 0.69% 1.30% 21%
$ 12.83 17.07% $ 100,614 0.73% 0.71% 0.71% 3.16%
6
64%
$ 11.48 29.64% $ 73,128 0.76% 0.72% 0.71% 3.32% 61%
$ 9.37 15.47% $ 49,505 0.77% 0.72% 0.71% 4.15% 65%
$ 8.49 (28.72)% $ 44,791 0.79% 0.71% 0.70% 3.69% 61%
$ 12.20 17.26% $ 66,601 0.80% 0.72% 0.72% 2.68%
12
61%
8
$ 13.91 11.98% $ 3,590 0.98% 0.95% 0.95% 1.10% 21%
$ 12.94 16.74% $ 4,013 1.00% 0.96% 0.96% 2.91%
6
64%
$ 11.58 29.36% $ 1,030 1.02% 0.97% 0.96% 2.59% 61%
$ 9.42 14.96% $ 685 1.03% 0.97% 0.96% 5.43% 65%
$ 8.51 (28.85)% $ 846 1.04% 0.96% 0.95% 2.87% 61%
$ 12.22 16.96% $ 3,885 1.05% 0.96% 0.96% 2.56%
12
61%
8
$ 13.77 12.08% $ 479,591 0.63% 0.60% 0.60% 1.38% 21%
$ 12.83 17.15% $ 484,299 0.65% 0.61% 0.61% 3.24%
6
64%
$ 11.48 29.78% $ 458,030 0.68% 0.62% 0.61% 3.27% 61%
$ 9.37 15.62% $ 450,400 0.68% 0.62% 0.61% 4.25% 65%
$ 8.49 (28.65)% $ 399,011 0.69% 0.61% 0.60% 3.74% 61%
$ 12.20 17.32% $ 572,793 0.71% 0.63% 0.63% 2.44%
12
61%
8

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 25.22 0 .07 ( 0 .87 ) ( 0 .80 ) ( 0 .03 ) ( 5 .04 ) ( 5 .07 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.87 0 .19 4 .20 4 .39 ( 0 .20 ) ( 2 .84 ) ( 3 .04 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0 .13 6 .91 7 .04 ( 0 .21 ) ( 2 .49 ) ( 2 .70 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.08 0 .25 2 .24 2 .49 ( 0 .24 ) ( 1 .80 ) ( 2 .04 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0 .21 ( 3 .67 ) ( 3 .46 ) ( 0 .13 ) ( 4 .25 ) ( 4 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.47 0 .10 6 .30 6 .40 ( 0 .17 ) ( 3 .78 ) ( 3 .95 )
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 25.19 0 .04 ( 0 .86 ) ( 0 .82 ) — ( 5 .04 ) ( 5 .04 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.85 0 .13 4 .19 4 .32 ( 0 .14 ) ( 2 .84 ) ( 2 .98 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.53 0 .07 6 .92 6 .99 ( 0 .18 ) ( 2 .49 ) ( 2 .67 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.07 0 .19 2 .26 2 .45 ( 0 .19 ) ( 1 .80 ) ( 1 .99 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.92 0 .16 ( 3 .70 ) ( 3 .54 ) ( 0 .06 ) ( 4 .25 ) ( 4 .31 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.46 0 .04 6 .31 6 .35 ( 0 .11 ) ( 3 .78 ) ( 3 .89 )
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 25.05 0 .08 ( 0 .85 ) ( 0 .77 ) ( 0 .06 ) ( 5 .04 ) ( 5 .10 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.74 0 .21 4 .16 4 .37 ( 0 .22 ) ( 2 .84 ) ( 3 .06 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 19.43 0 .15 6 .88 7 .03 ( 0 .23 ) ( 2 .49 ) ( 2 .72 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 19.00 0 .26 2 .23 2 .49 ( 0 .26 ) ( 1 .80 ) ( 2 .06 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 26.83 0 .24 ( 3 .67 ) ( 3 .43 ) ( 0 .15 ) ( 4 .25 ) ( 4 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.40 0 .13 6 .28 6 .41 ( 0 .20 ) ( 3 .78 ) ( 3 .98 )
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 22.80 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .07 ) ( 1 .62 ) ( 1 .69 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.02 0 .08 3 .39 3 .47 ( 0 .07 ) ( 3 .62 ) ( 3 .69 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.62 0 .07 6 .09 6 .16 ( 0 .15 ) ( 0 .61 ) ( 0 .76 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.88 0 .17
7
1 .67 1 .84 ( 0 .10 ) — ( 0 .10 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.93 0 .12
10
( 4 .92 ) ( 4 .80 ) ( 0 .07 ) ( 5 .18 ) ( 5 .25 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.47 ( 0 .00 )
14
7 .92 7 .92 ( 0 .15 ) ( 1 .31 ) ( 1 .46 )
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 22.77 ( 0 .02 ) ( 0 .03 ) ( 0 .05 ) ( 0 .05 ) ( 1 .62 ) ( 1 .67 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 23.03 0 .03 3 .39 3 .42 ( 0 .06 ) ( 3 .62 ) ( 3 .68 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.61 0 .02 6 .09 6 .11 ( 0 .08 ) ( 0 .61 ) ( 0 .69 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.86 0 .14
7
1 .66 1 .80 ( 0 .05 ) — ( 0 .05 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.91 0 .07
10
( 4 .93 ) ( 4 .86 ) ( 0 .01 ) ( 5 .18 ) ( 5 .19 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.45 ( 0 .07 ) 7 .93 7 .86 ( 0 .09 ) ( 1 .31 ) ( 1 .40 )
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 22.67 0 .02 ( 0 .03 ) ( 0 .01 ) ( 0 .09 ) ( 1 .62 ) ( 1 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 22.91 0 .10 3 .37 3 .47 ( 0 .09 ) ( 3 .62 ) ( 3 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 17.54 0 .09 6 .07 6 .16 ( 0 .18 ) ( 0 .61 ) ( 0 .79 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 15.81 0 .20
7
1 .65 1 .85 ( 0 .12 ) — ( 0 .12 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 25.85 0 .14
10
( 4 .91 ) ( 4 .77 ) ( 0 .09 ) ( 5 .18 ) ( 5 .27 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 19.41 0 .03 7 .89 7 .92 ( 0 .17 ) ( 1 .31 ) ( 1 .48 )

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 19.35 (3.27)% $ 226,259 0.43% 0.42% 0.41% 0.65% 49%
$ 25.22 19.99% $ 288,473 0.43% 0.41% 0.41% 0.82% 91%
$ 23.87 39.57% $ 327,410 0.43% 0.41% 0.40% 0.60% 53%
$ 19.53 13.64% $ 355,279 0.43% 0.41% 0.40% 1.27% 87%
$ 19.08 (16.71)% $ 412,574 0.42% 0.41% 0.40% 0.87% 84%
$ 26.92 28.54% $ 794,698 0.42% 0.41% 0.40% 0.41% 102%
8
$ 19.33 (3.36)% $ 97,534 0.68% 0.67% 0.66% 0.40% 49%
$ 25.19 19.66% $ 97,474 0.68% 0.66% 0.66% 0.57% 91%
$ 23.85 39.22% $ 80,533 0.68% 0.66% 0.65% 0.35% 53%
$ 19.53 13.42% $ 61,272 0.68% 0.66% 0.65% 0.99% 87%
$ 19.07 (16.97)% $ 52,860 0.67% 0.66% 0.65% 0.70% 84%
$ 26.92 28.27% $ 58,376 0.67% 0.66% 0.65% 0.15% 102%
8
$ 19.18 (3.18)% $ 239,844 0.33% 0.32% 0.31% 0.75% 49%
$ 25.05 20.05% $ 270,220 0.33% 0.31% 0.31% 0.91% 91%
$ 23.74 39.74% $ 268,445 0.33% 0.31% 0.30% 0.70% 53%
$ 19.43 13.74% $ 228,243 0.33% 0.31% 0.30% 1.36% 87%
$ 19.00 (16.64)% $ 226,855 0.32% 0.31% 0.30% 1.03% 84%
$ 26.83 28.68% $ 307,619 0.31% 0.31% 0.30% 0.51% 102%
8
$ 21.09 0.09% $ 92,533 0.75% 0.63% 0.63% 0.12% 25%
$ 22.80 17.01% $ 91,734 0.75% 0.62% 0.61% 0.39% 92%
$ 23.02 35.90% $ 103,227 0.75% 0.63% 0.62% 0.33% 60%
$ 17.62 11.61% $ 132,059 0.71% 0.62% 0.61% 0.97%
7
54%
$ 15.88 (23.61)% $ 152,563 0.68% 0.61% 0.60% 0.61%
10
74%
$ 25.93 41.25% $ 210,181 0.67% 0.61% 0.60% 0.00% 103%
8
$ 21.05 (0.03)% $ 46,706 1.00% 0.88% 0.88% (0.10)% 25%
$ 22.77 16.75% $ 24,377 1.00% 0.87% 0.86% 0.16% 92%
$ 23.03 35.53% $ 3,321 1.00% 0.88% 0.87% 0.09% 60%
$ 17.61 11.34% $ 1,840 0.96% 0.87% 0.86% 0.81%
7
54%
$ 15.86 (23.83)% $ 4,488 0.93% 0.86% 0.85% 0.36%
10
74%
$ 25.91 40.98% $ 5,908 0.92% 0.86% 0.85% (0.28)% 103%
8
$ 20.95 0.16% $ 27,204 0.65% 0.53% 0.53% 0.25% 25%
$ 22.67 17.13% $ 19,288 0.65% 0.52% 0.51% 0.48% 92%
$ 22.91 36.05% $ 30,913 0.65% 0.53% 0.52% 0.44% 60%
$ 17.54 11.71% $ 23,052 0.61% 0.52% 0.51% 1.16%
7
54%
$ 15.81 (23.56)% $ 43,555 0.58% 0.51% 0.50% 0.72%
10
74%
$ 25.85 41.41% $ 61,524 0.57% 0.51% 0.50% 0.11% 103%
8

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 18.29 0 .12 0 .59 0 .71 ( 0 .52 ) ( 1 .98 ) ( 2 .50 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 18.30 0 .37
15
2 .81 3 .18 ( 0 .56 ) ( 2 .63 ) ( 3 .19 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.07 0 .30
13
4 .09 4 .39 ( 1 .06 ) ( 1 .10 ) ( 2 .16 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.64 0 .42 2 .44 2 .86 ( 0 .43 ) — ( 0 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.11 0 .40 ( 5 .43 ) ( 5 .03 ) ( 0 .44 ) — ( 0 .44 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.19 0 .29 2 .83 3 .12 ( 0 .20 ) — ( 0 .20 )
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 18.67 0 .11 0 .59 0 .70 ( 0 .49 ) ( 1 .98 ) ( 2 .47 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 18.61 0 .34
15
2 .87 3 .21 ( 0 .52 ) ( 2 .63 ) ( 3 .15 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.03 0 .25
13
4 .15 4 .40 ( 0 .72 ) ( 1 .10 ) ( 1 .82 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0 .43 2 .38 2 .81 ( 0 .40 ) — ( 0 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.05 0 .37 ( 5 .45 ) ( 5 .08 ) ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.14 0 .23 2 .85 3 .08 ( 0 .17 ) — ( 0 .17 )
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 18.24 0 .13 0 .58 0 .71 ( 0 .54 ) ( 1 .98 ) ( 2 .52 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 18.26 0 .39
15
2 .80 3 .19 ( 0 .58 ) ( 2 .63 ) ( 3 .21 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 16.04 0 .32
13
4 .08 4 .40 ( 1 .08 ) ( 1 .10 ) ( 2 .18 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 13.62 0 .46 2 .40 2 .86 ( 0 .44 ) — ( 0 .44 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 19.08 0 .42 ( 5 .42 ) ( 5 .00 ) ( 0 .46 ) — ( 0 .46 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 16.16 0 .31 2 .83 3 .14 ( 0 .22 ) — ( 0 .22 )
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 22.12 0 .13 ( 0 .29 ) ( 0 .16 ) ( 0 .34 ) ( 3 .66 ) ( 4 .00 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 25.62 0 .29 1 .13 1 .42 ( 0 .36 ) ( 4 .56 ) ( 4 .92 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.43 0 .34 5 .18 5 .52 ( 0 .52 ) ( 4 .81 ) ( 5 .33 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.99 0 .40 2 .61 3 .01 ( 0 .35 ) ( 2 .22 ) ( 2 .57 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.60 0 .38 ( 4 .18 ) ( 3 .80 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.88 0 .31 4 .75 5 .06 ( 0 .34 ) — ( 0 .34 )
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 22.07 0 .10 ( 0 .29 ) ( 0 .19 ) ( 0 .26 ) ( 3 .66 ) ( 3 .92 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 25.56 0 .23 1 .13 1 .36 ( 0 .29 ) ( 4 .56 ) ( 4 .85 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.35 0 .27 5 .17 5 .44 ( 0 .42 ) ( 4 .81 ) ( 5 .23 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.90 0 .33 2 .60 2 .93 ( 0 .26 ) ( 2 .22 ) ( 2 .48 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.50 0 .29 ( 4 .17 ) ( 3 .88 ) ( 0 .25 ) ( 0 .47 ) ( 0 .72 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.81 0 .24 4 .73 4 .97 ( 0 .28 ) — ( 0 .28 )
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 22.07 0 .13 ( 0 .28 ) ( 0 .15 ) ( 0 .36 ) ( 3 .66 ) ( 4 .02 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 25.58 0 .30 1 .13 1 .43 ( 0 .38 ) ( 4 .56 ) ( 4 .94 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 25.41 0 .35 5 .17 5 .52 ( 0 .54 ) ( 4 .81 ) ( 5 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 24.97 0 .43 2 .60 3 .03 ( 0 .37 ) ( 2 .22 ) ( 2 .59 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 29.57 0 .40 ( 4 .17 ) ( 3 .77 ) ( 0 .36 ) ( 0 .47 ) ( 0 .83 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 24.87 0 .33 4 .73 5 .06 ( 0 .36 ) — ( 0 .36 )

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.50 4.22% $ 112,708 0.67% 0.58% 0.58% 1.44% 36%
$ 18.29 21.98% $ 113,017 0.90%
15
0.80%
15
0.80%
15
2.23%
15
86%
$ 18.30 29.82% $ 108,403 0.72%
13
0.63%
13
0.62%
13
1.76%
13
56%
$ 16.07 21.13% $ 139,754 0.66% 0.58% 0.55% 2.63% 72%
$ 13.64 (27.03)% $ 158,014 0.63% 0.58% 0.57% 2.23% 77%
$ 19.11 19.40% $ 332,293 0.60% 0.56% 0.55% 1.54% 84%
8
$ 16.90 4.04% $ 9,962 0.92% 0.84% 0.84% 1.28% 36%
$ 18.67 21.67% $ 6,112 1.18%
15
1.07%
15
1.07%
15
2.00%
15
86%
$ 18.61 29.55% $ 4,351 0.98%
13
0.88%
13
0.87%
13
1.44%
13
56%
$ 16.03 20.82% $ 4,747 0.90% 0.83% 0.80% 2.73% 72%
$ 13.62 (27.23)% $ 33,996 0.89% 0.83% 0.82% 2.11% 77%
$ 19.05 19.18% $ 68,275 0.85% 0.81% 0.80% 1.24% 84%
8
$ 16.43 4.22% $ 84,391 0.57% 0.48% 0.48% 1.52% 36%
$ 18.24 22.12% $ 93,166 0.80%
15
0.70%
15
0.70%
15
2.36%
15
86%
$ 18.26 29.98% $ 89,892 0.63%
13
0.53%
13
0.52%
13
1.90%
13
56%
$ 16.04 21.21% $ 83,251 0.56% 0.48% 0.45% 2.86% 72%
$ 13.62 (26.95)% $ 127,615 0.54% 0.48% 0.47% 2.42% 77%
$ 19.08 19.55% $ 200,637 0.50% 0.46% 0.45% 1.69% 84%
8
$ 17.96 (0.41)% $ 974,410 0.38% 0.38% 0.37% 1.34% 14%
$ 22.12 6.77% $ 1,232,486 0.37% 0.37% 0.36% 1.31% 24%
$ 25.62 25.38% $ 1,575,463 0.38% 0.38% 0.37% 1.39% 21%
$ 25.43 12.30% $ 2,123,494 0.38% 0.38% 0.37% 1.56% 31%
$ 24.99 (13.40)% $ 2,734,495 0.38% 0.38% 0.37% 1.29% 28%
$ 29.60 20.53% $ 3,903,177 0.37% 0.37% 0.37% 1.13% 17%
$ 17.96 (0.56)% $ 60,848 0.66% 0.66% 0.65% 1.05% 14%
$ 22.07 6.48% $ 103,755 0.66% 0.66% 0.65% 1.03% 24%
$ 25.56 25.02% $ 162,498 0.66% 0.66% 0.65% 1.12% 21%
$ 25.35 12.02% $ 227,113 0.66% 0.66% 0.65% 1.28% 31%
$ 24.90 (13.66)% $ 296,466 0.66% 0.66% 0.65% 1.01% 28%
$ 29.50 20.17% $ 432,165 0.66% 0.65% 0.65% 0.85% 17%
$ 17.90 (0.39)% $ 312,687 0.31% 0.31% 0.30% 1.36% 14%
$ 22.07 6.84% $ 704,050 0.31% 0.31% 0.30% 1.37% 24%
$ 25.58 25.42% $ 779,352 0.32% 0.31% 0.30% 1.46% 21%
$ 25.41 12.41% $ 774,647 0.31% 0.31% 0.30% 1.64% 31%
$ 24.97 (13.31)% $ 913,045 0.31% 0.31% 0.30% 1.37% 28%
$ 29.57 20.55% $ 1,344,591 0.31% 0.30% 0.30% 1.20% 17%

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 16.53 0 .12 0 .60 0 .72 ( 0 .77 ) — ( 0 .77 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 15.43 0 .34
16
1 .08 1 .42 ( 0 .32 ) — ( 0 .32 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0 .30 2 .43 2 .73 ( 0 .42 ) — ( 0 .42 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.44 0 .34 1 .59 1 .93 ( 0 .25 ) — ( 0 .25 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0 .31 ( 3 .57 ) ( 3 .26 ) ( 0 .38 ) — ( 0 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0 .29 1 .86 2 .15 ( 0 .25 ) — ( 0 .25 )
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 17.20 0 .11 0 .63 0 .74 ( 0 .71 ) — ( 0 .71 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 16.05 0 .33
16
1 .10 1 .43 ( 0 .28 ) — ( 0 .28 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.60 0 .31 2 .49 2 .80 ( 0 .35 ) — ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.84 0 .32 1 .66 1 .98 ( 0 .22 ) — ( 0 .22 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.60 0 .28 ( 3 .70 ) ( 3 .42 ) ( 0 .34 ) — ( 0 .34 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.63 0 .26 1 .92 2 .18 ( 0 .21 ) — ( 0 .21 )
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 16.51 0 .13 0 .59 0 .72 ( 0 .78 ) — ( 0 .78 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 15.42 0 .37
16
1 .06 1 .43 ( 0 .34 ) — ( 0 .34 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 13.12 0 .35 2 .38 2 .73 ( 0 .43 ) — ( 0 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 11.43 0 .36 1 .60 1 .96 ( 0 .27 ) — ( 0 .27 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 15.08 0 .34 ( 3 .59 ) ( 3 .25 ) ( 0 .40 ) — ( 0 .40 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 13.18 0 .33 1 .83 2 .16 ( 0 .26 ) — ( 0 .26 )
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2026 $ 13.37 0 .06 ( 0 .05 ) 0 .01 ( 0 .16 ) ( 1 .44 ) ( 1 .60 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.63 0 .15 3 .02 3 .17 ( 0 .27 ) ( 1 .16 ) ( 1 .43 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.35 0 .18 2 .67 2 .85 ( 0 .28 ) ( 0 .29 ) ( 0 .57 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.77 0 .20
7
1 .74 1 .94 ( 0 .11 ) ( 0 .25 ) ( 0 .36 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.45 0 .15 ( 1 .61 ) ( 1 .46 ) ( 0 .20 ) ( 1 .02 ) ( 1 .22 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.61 0 .13 1 .82 1 .95 ( 0 .11 ) — ( 0 .11 )
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2026 $ 13.15 0 .04 ( 0 .04 ) 0.00
14
( 0 .15 ) ( 1 .44 ) ( 1 .59 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.43 0 .12 2 .97 3 .09 ( 0 .21 ) ( 1 .16 ) ( 1 .37 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.20 0 .16 2 .62 2 .78 ( 0 .26 ) ( 0 .29 ) ( 0 .55 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.66 0 .17
7
1 .72 1 .89 ( 0 .10 ) ( 0 .25 ) ( 0 .35 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.32 0 .12 ( 1 .58 ) ( 1 .46 ) ( 0 .18 ) ( 1 .02 ) ( 1 .20 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.52 0 .11 1 .79 1 .90 ( 0 .10 ) — ( 0 .10 )
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2026 $ 13.49 0 .06 ( 0 .05 ) 0 .01 ( 0 .17 ) ( 1 .44 ) ( 1 .61 )
FOR THE YEAR ENDED SEPTEMBER 30, 2025 $ 11.72 0 .16 3 .05 3 .21 ( 0 .28 ) ( 1 .16 ) ( 1 .44 )
FOR THE YEAR ENDED SEPTEMBER 30, 2024 $ 9.42 0 .20 2 .68 2 .88 ( 0 .29 ) ( 0 .29 ) ( 0 .58 )
FOR THE YEAR ENDED SEPTEMBER 30, 2023 $ 7.83 0 .21
7
1 .76 1 .97 ( 0 .13 ) ( 0 .25 ) ( 0 .38 )
FOR THE YEAR ENDED SEPTEMBER 30, 2022 $ 10.52 0 .16 ( 1 .62 ) ( 1 .46 ) ( 0 .21 ) ( 1 .02 ) ( 1 .23 )
FOR THE YEAR ENDED SEPTEMBER 30, 2021 $ 8.67 0 .14 1 .84 1 .98 ( 0 .13 ) — ( 0 .13 )
*
1
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16

AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
March 31, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Interest
Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.48 4.49% $ 34,501 0.77% 0.63% 0.59% 1.57% 16%
$ 16.53 9.53% $ 40,335 0.68%
16
0.61%
16
0.60%
16
2.23%
16
23%
$ 15.43 21.23% $ 48,753 0.64% 0.57% 0.56% 2.17% 22%
$ 13.12 17.00% $ 88,244 0.64% 0.56% 0.55% 2.58% 25%
$ 11.44 (22.21)% $ 99,478 0.65% 0.56% 0.55% 2.26% 34%
$ 15.08 16.44% $ 117,803 0.63% 0.55% 0.55% 1.94% 30%
$ 17.23 4.43% $ 2,176 1.01% 0.88% 0.84% 1.32% 16%
$ 17.20 9.18% $ 3,347 0.93%
16
0.86%
16
0.85%
16
2.03%
16
23%
$ 16.05 20.93% $ 2,782 0.90% 0.82% 0.81% 2.11% 22%
$ 13.60 16.80% $ 3,067 0.89% 0.81% 0.80% 2.33% 25%
$ 11.84 (22.47)% $ 6,027 0.89% 0.81% 0.80% 1.95% 34%
$ 15.60 16.13% $ 9,129 0.88% 0.80% 0.80% 1.69% 30%
$ 16.45 4.55% $ 56,881 0.62% 0.51% 0.47% 1.59% 16%
$ 16.51 9.60% $ 209,903 0.58%
16
0.51%
16
0.50%
16
2.38%
16
23%
$ 15.42 21.29% $ 198,277 0.55% 0.47% 0.46% 2.50% 22%
$ 13.12 17.22% $ 163,844 0.54% 0.46% 0.45% 2.73% 25%
$ 11.43 (22.19)% $ 129,578 0.55% 0.46% 0.45% 2.43% 34%
$ 15.08 16.54% $ 144,117 0.54% 0.45% 0.45% 2.21% 30%
$ 11.78 (0.06)% $ 69,585 0.79% 0.79% 0.79% 1.04% 57%
$ 13.37 30.22% $ 42,788 0.84% 0.84% 0.83% 1.30% 119%
$ 11.63 31.91% $ 12,518 0.83% 0.81% 0.80% 1.77% 121%
$ 9.35 25.68% $ 12,211 0.83% 0.81% 0.80% 2.25%
7
115%
$ 7.77 (16.48)% $ 6,796 0.82% 0.81% 0.80% 1.54% 123%
$ 10.45 22.81% $ 16,256 0.82% 0.80% 0.80% 1.28% 95%
$ 11.56 (0.20)% $ 30,536 1.04% 1.04% 1.04% 0.71% 57%
$ 13.15 29.94% $ 24,643 1.09% 1.09% 1.08% 1.02% 119%
$ 11.43 31.57% $ 5,128 1.08% 1.06% 1.05% 1.59% 121%
$ 9.20 25.33% $ 6,950 1.08% 1.06% 1.05% 1.99%
7
115%
$ 7.66 (16.70)% $ 5,811 1.07% 1.06% 1.05% 1.29% 123%
$ 10.32 22.46% $ 7,706 1.07% 1.05% 1.05% 1.10% 95%
$ 11.89 (0.08)% $ 433,076 0.70% 0.70% 0.70% 1.03% 57%
$ 13.49 30.38% $ 451,343 0.74% 0.74% 0.73% 1.38% 119%
$ 11.72 32.01% $ 373,555 0.73% 0.71% 0.70% 1.88% 121%
$ 9.42 25.80% $ 301,712 0.73% 0.71% 0.70% 2.34%
7
115%
$ 7.83 (16.38)% $ 260,152 0.72% 0.71% 0.70% 1.68% 123%
$ 10.52 23.00% $ 306,332 0.72% 0.70% 0.70% 1.39% 95%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund - Class I and R6 ..................................
$ 0.02
0.13%
AQR Large Cap Multi-Style Fund - Class N .......................................
0.03
0.13
AQR Small Cap Multi-Style Fund ...............................................
0.04
0.22
AQR Emerging Multi-Style II Fund ..............................................
0.04
0.38
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund ..............................................
$ 0.02
0.14%
AQR Small Cap Momentum Style Fund ..........................................
0.02
0.12
AQR Global Equity Fund .....................................................
0.01
0.13
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.02
0 .14%
AQR Small Cap Momentum Style Fund ..........................................
0.05
0 .23
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR Small Cap Multi-Style Fund – Class I and N .
$ 0 .01
0 .07%
0 .11%
0 .11%
AQR Small Cap Multi-Style Fund – Class R6 ....
0 .01
0 .08
0 .12
0 .12
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund ...............................................
$ 0.03
0.16%
AQR Emerging Multi-Style II Fund ..............................................
0.03
0.25
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes certain derivatives, if any, and is not annualized.
6
For the year ended September 30, 2025, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
7
For the year ended September 30, 2023, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
8
Excludes activity related to Funds’ reorganizations.
9
For the year ended September 30, 2024, AQR Small Cap Multi-Style Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.03 and 0.18%, respectively.
10
For the year ended September 30, 2022, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:
11
For the year ended September 30, 2021, the AQR Small Cap Multi-Style Fund incurred expenses related to the Fund's closing agreement with the
U.S. Internal Revenue Service (“IRS”) and reimbursement related to such closing agreement. Without these costs and reimbursement, the Net
Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements and Expenses, Net of Reimbursements of each class would have been reduced by the amounts and percentages shown below:
12
For the year ended September 30, 2021, certain Funds received special dividends. Had these special dividends not been received, the Net
Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by the amounts and percentages shown below:

Financial Highlights
AQR Funds | Semi-Annual Report | March 2026
The accompanying notes are an integral part of these financial statements.
March 31, 2026 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR International Multi-Style Fund ...........
$ 0.01
0.11%
0.07%
0 .07%
AQR International Momentum Style Fund ......
0.02
0.11
0.07
0.07
FUND
NET INVESTMENT
INCOME PER SHARE
NET
INVESTMENT
INCOME RATIO
EXPENSES,
BEFORE
REIMBURSEMENTS
EXPENSES,
NET OF
REIMBURSEMENTS
AQR International Momentum Style Fund - Class I ..
$ 0.02
0.13%
0 .24%
0 .24%
AQR International Momentum Style Fund - Class N ..
0.02
0.10
0.27
0.27
AQR International Momentum Style Fund - Class R6 .
0.02
0.12
0.25
0.25
13
For the year ended September 30, 2024, certain Funds received European Union ("EU") tax reclaims and incurred the related fees. Had these
EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before Reimbursements and
Expenses, Net of Reimbursements of each class would have been reduced by the amounts and percentages shown below:
14
Amount is less than $.005 per share.
15
For the year ended September 30, 2025, the AQR International Momentum Style Fund received European Union ("EU") tax reclaims and incurred the related fees. Consequently, the Fund also incurred expenses related to the closing agreement with the IRS. Had these EU tax reclaims not been received and the expenses related to the closing agreement with the IRS had not been incurred, the Net Investment Income Per Share, Net
Investment Income Ratio, Expenses, Before Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by the amounts and percentages shown below:
16
For the year ended September 30, 2025, the AQR International Defensive Style Fund received European Union ("EU") tax reclaims and incurred the related fees. Had these EU tax reclaims not been received, the Net Investment Income Per Share, Net Investment Income Ratio, Expenses, Before
Reimbursements, and Expenses, Net of Reimbursements, of each class would have been reduced by $0.01, 0.09%, 0.05% and 0.05%, respectively.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
1. Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Trust consists of twenty-six active series, ten of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR
Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR
Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive
Style Fund and AQR Global Equity Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Large Cap
Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR Emerging
Multi-Style II Fund is to seek long-term capital appreciation. The investment objective of the AQR Large Cap Defensive Style Fund and AQR International
Defensive Style Fund is to seek total return. Each Fund offers Class I, N and R6 shares.
2. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-
the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reported as a liability and included in due to brokers on the Statements of Assets and Liabilities. As governed by the relevant
Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Operating Segments: The Funds' Chief Executive Officer acts as each Fund's chief operating decision maker (“CODM”), as defined in FASB ASC Topic
280 Segment Reporting—Improvements to Reportable Segment Disclosures , assessing performance and making decisions about resource allocation.
The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each
Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments,
Statements of Operations and Changes in Net Assets, and Financial Highlights.
3. Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The independent pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange, swap and OTC option contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,106,342,392 $ – $ – $ 1,106,342,392
Investment Companies ......................... 51,669,399 – – 51,669,399
Total Assets $ 1,158,011,791 $ – $ – $ 1,158,011,791
– – – –
LIABILITIES
Futures Contracts* ............................. $ (815,643) $ – $ – $ (815,643)
Total Liabilities $ (815,643) $ – $ – $ (815,643)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 137,567,069 $ – $ 1,029 $ 137,568,098
Rights ...................................... – – 12,118 12,118
Investment Companies ......................... 10,683,172 – – 10,683,172
Futures Contracts* ............................. 43,566 – – 43,566
Total Assets $ 148,293,807 $ – $ 13,147 $ 148,306,954
– – – –
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 99,835,460 $ 612,944,753 $ – $ 712,780,213
Investment Companies ......................... 38,373,581 – – 38,373,581
Total Assets $ 138,209,041 $ 612,944,753 $ – $ 751,153,794
– – – –
LIABILITIES
Futures Contracts* ............................. $ (212,240) $ – $ – $ (212,240)
Total Liabilities $ (212,240) $ – $ – $ (212,240)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 60,929,499 $ 483,954,559 $ –
(a)
$ 544,884,058
Preferred Stocks
†
.............................. 12,964,121 – – 12,964,121
Investment Companies ......................... 22,136,091 – – 22,136,091
Total Assets $ 96,029,711 $ 483,954,559 $ –
(a)
$ 579,984,270
– – – –
LIABILITIES
Futures Contracts* ............................. $ (280,506) $ – $ – $ (280,506)
Total Liabilities $ (280,506) $ – $ – $ (280,506)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 555,060,339 $ – $ – $ 555,060,339
Investment Companies ......................... 12,381,161 – – 12,381,161
Total Assets $ 567,441,500 $ – $ – $ 567,441,500
– – – –
LIABILITIES
Futures Contracts* ............................. $ (179,337) $ – $ – $ (179,337)
Total Liabilities $ (179,337) $ – $ – $ (179,337)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 158,767,596 $ – $ 1,079 $ 158,768,675
Investment Companies ......................... 7,244,073 – – 7,244,073
Futures Contracts* ............................. 41,568 – – 41,568
Total Assets $ 166,053,237 $ – $ 1,079 $ 166,054,316
– – – –
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 36,499,994 $ 159,806,855 $ – $ 196,306,849
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 6,003,400 – – 6,003,400
Total Assets $ 42,503,394 $ 159,806,855 $ –
(a)
$ 202,310,249
– – – –
LIABILITIES
Futures Contracts* ............................. $ (6,106) $ – $ – $ (6,106)
Total Liabilities $ (6,106) $ – $ – $ (6,106)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR International Momentum Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund are considered quantitatively insignificant for additional disclosure.
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,325,536,449 $ – $ – $ 1,325,536,449
Investment Companies ......................... 24,530,511 – – 24,530,511
Total Assets $ 1,350,066,960 $ – $ – $ 1,350,066,960
– – – –
LIABILITIES
Futures Contracts* ............................. $ (260,312) $ – $ – $ (260,312)
Total Liabilities $ (260,312) $ – $ – $ (260,312)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 17,798,466 $ 70,594,740 $ – $ 88,393,206
Preferred Stocks
†
.............................. – 606,832 – 606,832
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 2,943,976 – – 2,943,976
Futures Contracts* ............................. 64,000 – – 64,000
Total Assets $ 20,806,442 $ 71,201,572 $ –
(a)
$ 92,008,014
– – – –
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 358,438,125 $ 120,013,510 $ –
(a)
$ 478,451,635
Preferred Stocks
†
.............................. – 864,474 – 864,474
Investment Companies ......................... 38,289,623 – – 38,289,623
Total Return Swap Contracts* ..................... – 352,909 – 352,909
Futures Contracts* ............................. 1,311,066 – – 1,311,066
Forward Foreign Currency Exchange Contracts* ...... – 8,553,651 – 8,553,651
Total Assets $ 398,038,814 $ 129,784,544 $ –
(a)
$ 527,823,358
– – – –
LIABILITIES
Total Return Swap Contracts* ..................... $ – $ (1,655,992) $ – $ (1,655,992)
Futures Contracts* ............................. (2,142,316) – – (2,142,316)
Forward Foreign Currency Exchange Contracts* ...... – (7,035,645) – (7,035,645)
Total Liabilities $ (2,142,316) $ (8,691,637) $ – $ (10,833,953)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
5. Federal Income Tax Matters
At March 31, 2026, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments was primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of September 30, 2025, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
6. Investment Transactions
During the period ended March 31, 2026, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
7. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 672,467,648 $ 496,285,290 $ (11,556,790) $ 484,728,500
AQR Small Cap Multi-Style Fund ............................ 101,698,523 50,583,234 (3,974,803) 46,608,431
AQR International Multi-Style Fund .......................... 501,925,508 260,840,104 (11,824,058) 249,016,046
AQR Emerging Multi-Style II Fund ........................... 382,601,713 221,059,744 (23,957,693) 197,102,051
AQR Large Cap Momentum Style Fund ....................... 317,656,578 253,183,594 (3,578,009) 249,605,585
AQR Small Cap Momentum Style Fund ....................... 108,379,212 62,122,143 (4,447,039) 57,675,104
AQR International Momentum Style Fund ..................... 124,047,556 78,705,633 (449,046) 78,256,587
AQR Large Cap Defensive Style Fund ........................ 755,945,280 608,383,371 (14,522,003) 593,861,368
AQR International Defensive Style Fund ...................... 55,996,244 37,366,085 (1,354,315) 36,011,770
AQR Global Equity Fund .................................. 407,491,026 135,609,837 (26,111,458) 109,498,379
FUND SHORT-TERM LONG-TERM
AQR International Defensive Style Fund ............................................. $ 4,091,475 $ 664,517
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 369,431,621 $ 520,647,516
AQR Small Cap Multi-Style Fund ........................................................... 47,238,706 41,068,558
AQR International Multi-Style Fund ......................................................... 206,921,692 248,841,755
AQR Emerging Multi-Style II Fund .......................................................... 117,623,644 178,672,101
AQR Large Cap Momentum Style Fund ...................................................... 289,995,585 343,227,203
AQR Small Cap Momentum Style Fund ...................................................... 68,049,664 36,703,061
AQR International Momentum Style Fund .................................................... 73,594,830 84,720,871
AQR Large Cap Defensive Style Fund ....................................................... 233,971,359 835,322,685
AQR International Defensive Style Fund ..................................................... 22,751,770 176,373,274
AQR Global Equity Fund ................................................................. 298,970,296 269,532,057

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap
contracts subjects
the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at March 31, 2026:
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Equity Risk Exposure: (815,643) 43,566 (212,240) (280,506)
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 43,566 $ – $ –
Unrealized Depreciation on Futures Contracts
*
................. (815,643) – (212,240) (280,506)
(815,643) 43,566 (212,240) (280,506)
Net Fair Value of Derivative Contracts: (1,631,286) 43,566 (424,480) (561,012)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (815,643) 43,566 (212,240) (280,506)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Equity Risk Exposure: (179,337) 41,568 (6,106) (260,312)
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 41,568 $ – $ –
Unrealized Depreciation on Futures Contracts
*
................. (179,337) – (6,106) (260,312)
(179,337) 41,568 (6,106) (260,312)
Net Fair Value of Derivative Contracts: (358,674) 41,568 (12,212) (520,624)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (179,337) 41,568 (6,106) (260,312)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the period ended March 31, 2026:
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Equity Risk Exposure: 64,000 (2,134,333)
Unrealized Appreciation on Futures Contracts
*
................................................. $ 64,000 $ 1,311,066
Swaps at Value (Assets) ................................................................. – 352,909
Unrealized Depreciation on Futures Contracts
*
................................................ – (2,142,316)
Swaps at Value (Liabilities) ............................................................... – (1,655,992)
64,000 (2,134,333)
Foreign Exchange Rate Risk Exposure: – 1,518,006
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ........................... – 8,553,651
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts .......................... – (7,035,645)
– 1,518,006
Net Fair Value of Derivative Contracts: 64,000 (2,750,660)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
..................................... 64,000 (831,250)
Swaps at Value ........................................................................ – (1,303,083)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts ............... – 1,518,006
* Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (1,417,439) (210,834) 784,915 1,666,058
Futures Contracts ....................................... $ (1,417,439) $ (210,834) $ 784,915 $ 1,666,058
(1,417,439.49) (210,834.48) 784,915.350001 1,666,057.620001
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (1,151,400) 17,541 (314,991) (470,917)
Futures Contracts ....................................... (1,151,400) 17,541 (314,991) (470,917)
1,151,400 17,541 314,991 470,917
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: (130,111) (398,148) 371,999 (2,112,320)
Futures Contracts ....................................... $ (130,111) $ (398,148) $ 371,999 $ (2,112,320)
(130,110.909999) (398,147.570001) 371,999.430001 (2,112,319.68)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: (361,196) 44,921 (83,270) (1,255,669)
Futures Contracts ....................................... (361,196) 44,921 (83,270) (1,255,669)
361,196 44,921 83,270 1,255,669

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
The following tables present the AQR Global Equity Fund's gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of March 31, 2026:
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 295,865 1,993,531
Futures Contracts ...................................................................... $ 295,865 $ 5,832,599
Swap Contracts ....................................................................... – (3,839,068)
295,865.11 1,993,531.32
Foreign Exchange Rate Risk Exposure: – (5,353,637)
Forward Foreign Currency Exchange Contracts ................................................ – (5,353,637)
– (5,353,637.31)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 28,992 (1,909,157)
Futures Contracts ...................................................................... 28,992 (2,387,207)
Swap Contracts ....................................................................... – 478,050
28,992 1,909,157
Foreign Exchange Rate Risk Exposure: – 341,518
Forward Foreign Currency Exchange Contracts ................................................ – 341,518
– 341,518
AQR Global Equity Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 4,276,653 $ (3,518,915) $ 757,738 $ – $ (210,565) $ 547,173
GSIN .......... Total Return Swap
Contracts 96,265 (96,265) – – – –
JPMC .......... Total Return Swap
Contracts 256,644 (256,644) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,276,998 (3,516,730) 760,268
Total JPMC 4,533,642 (3,773,374) 760,268 – – 760,268
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,906,560 (7,388,554) 1,518,006 – (210,565) 1,307,441
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
For the period ended March 31, 2026, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
AQR Global Equity Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 3,518,915 $ (3,518,915) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 195,238 (96,265) 98,973 – – 98,973
JPMC .......... Total Return Swap
Contracts 1,460,754 (256,644) 1,204,110
JPMC .......... Forward Foreign
Currency Exchange
Contracts 3,516,730 (3,516,730) –
Total JPMC 4,977,484 (3,773,374) 1,204,110 – (1,204,110) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,691,637 (7,388,554) 1,303,083 – (1,204,110) 98,973
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $281,970 and total additional collateral pledged was $11,690,772.
*
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE II
FUND
AQR LARGE
CAP MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 49,093,638 $ 6,729,063 $ 30,135,237 $ 22,109,982 $ 17,391,263
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 46,323,788 10,551,240 34,232,980 16,218,790 10,184,663
Ending Notional Balance - Short – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
8. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
*
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 6,019,155 $ 7,694,527 $ 35,972,875 $ 6,484,355 $ 146,961,114
Average Notional Balance - Short – – – – 59,511,538
Ending Notional Balance - Long 6,782,940 8,558,245 14,784,188 3,916,485 120,106,340
Ending Notional Balance - Short – – – – 61,698,608
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased – – – – 448,268,880
Average Settlement Value - Sold – – – – 345,576,427
Ending Value - Purchased – – – – 442,888,356
Ending Value - Sold – – – – 361,406,495
Total Return Swap Contracts:
Average Notional Balance - Long – – – – 30,929,679
Average Notional Balance - Short – – – – 58,732,364
Ending Notional Balance - Long – – – – 35,717,025
Ending Notional Balance - Short – – – – 44,467,158
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.25%
AQR Small Cap Multi-Style Fund ......................................................................... 0.45
AQR International Multi-Style Fund ........................................................................ 0.40
AQR Emerging Multi-Style II Fund ........................................................................ 0.50
AQR Large Cap Momentum Style Fund .................................................................... 0.25
AQR Small Cap Momentum Style Fund .................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR Large Cap Defensive Style Fund ..................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Global Equity Fund ............................................................................... 0.60

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2027 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser
has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios:
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six month period following the end of the month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense
Limitation Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
The amounts reimbursed by the Adviser for the period ended March 31, 2026, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2026 are as follows:
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund
(a)
.................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund
(a)
.................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund
(a)
.................................................. 0.15 0.15 0.05
AQR Emerging Multi-Style II Fund
(b)
................................................... 0.20 0.20 0.10
AQR Large Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................ 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund
(a)
................................................ 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Global Equity Fund
(b)
.......................................................... 0.20 0.20 0.10
(a)
Effective May 4, 2026, with respect to the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, and  AQR International Multi-Style
Fund, and on May 12, 2026, with respect to the AQR Large Cap Defensive Style Fund, the Adviser has contractually agreed to reimburse operating expenses of each Fund in an amount sufficient to limit each Fund's certain operating expenses at no more than 0.20% for Class I and N shares. The
Expense Limitation Agreement is effective for each Fund at least through January 28, 2028.
(b)
Effective May 12, 2026, the Adviser has contractually agreed to reimburse operating expenses of each Fund in an amount sufficient to limit each
Fund's certain operating expenses at no more than 0.25% for Class I and N shares. The Expense Limitation Agreement is effective for each Fund at least through January 28, 2028.
POTENTIAL RECOUPMENT --
AMOUNTS EXPIRING MARCH 31, --
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
MARCH 31, 2026 MARCH 31, 2026 20 26 20 27 20 28 20 29
AQR LARGE CAP MULTI-STYLE FUND
Class I ............. $ – $ 45,403 $ 9,042 $ 24,212 $ 12,149 $ –
Class N ............. – 1,398 307 764 327 –
Class R6 ............ – 215,498 45,962 120,844 48,692 –
Totals $ – $ 262,299 $ 55,311 $ 145,820 $ 61,168 $ –
AQR SMALL CAP MULTI-STYLE FUND
Class I ............. $ 29,934 $ 203,466 $ 33,184 $ 74,155 $ 66,193 $ 29,934
Class N ............. 10,505 39,409 3,872 10,352 14,680 10,505
Class R6 ............ 29,658 194,660 33,240 67,302 64,460 29,658
Totals $ 70,097 $ 437,535 $ 70,296 $ 151,809 $ 145,333 $ 70,097
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ............. $ 15,118 $ 103,397 $ 19,837 $ 37,575 $ 30,867 $ 15,118
Class N ............. 832 2,134 273 477 552 832
Class R6 ............ 49,800 472,171 95,725 192,098 134,548 49,800
Totals $ 65,750 $ 577,702 $ 115,835 $ 230,150 $ 165,967 $ 65,750

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
During the period ended March 31, 2026, the Funds repaid to the Advisor the following amounts previously reimbursed:
9. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
10. Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
POTENTIAL RECOUPMENT --
AMOUNTS EXPIRING MARCH 31, --
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
MARCH 31, 2026 MARCH 31, 2026 2026 2027 2028 2029
AQR EMERGING MULTI-STYLE II FUND
Class I ............. $ – $ 39,128 $ – $ 25,053 $ 14,075 $ –
Class N ............. 708 2,323 388 559 668 708
Class R6 ............ 67,890 655,647 145,990 269,355 172,412 67,890
Totals $ 68,598 $ 697,098 $ 146,378 $ 294,967 $ 187,155 $ 68,598
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ............. $ 16,733 $ 160,207 $ 31,563 $ 69,304 $ 42,607 $ 16,733
Class N ............. 6,170 44,889 7,414 17,167 14,138 6,170
Class R6 ............ 16,172 145,512 28,477 58,572 42,291 16,172
Totals $ 39,075 $ 350,608 $ 67,454 $ 145,043 $ 99,036 $ 39,075
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ............. $ 53,563 $ 394,412 $ 78,992 $ 133,983 $ 127,874 $ 53,563
Class N ............. 21,713 41,471 1,300 2,879 15,579 21,713
Class R6 ............ 12,345 91,504 14,925 31,693 32,541 12,345
Totals $ 87,621 $ 527,387 $ 95,217 $ 168,555 $ 175,994 $ 87,621
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ............. $ 46,665 $ 339,870 $ 82,112 $ 108,910 $ 102,183 $ 46,665
Class N ............. 3,307 19,256 7,212 3,981 4,756 3,307
Class R6 ............ 36,644 256,132 55,787 80,596 83,105 36,644
Totals $ 86,616 $ 615,258 $ 145,111 $ 193,487 $ 190,044 $ 86,616
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ............. $ – $ – $ – $ – $ – $ –
Class N ............. – 15,010 751 11,049 3,210 –
Class R6 ............ – 92,861 19,543 57,235 16,083 –
Totals $ – $ 107,871 $ 20,294 $ 68,284 $ 19,293 $ –
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ............. $ 25,337 $ 144,417 $ 40,101 $ 48,052 $ 30,927 $ 25,337
Class N ............. 1,572 7,933 2,155 2,293 1,913 1,572
Class R6 ............ 64,814 430,851 71,081 149,013 145,943 64,814
Totals $ 91,723 $ 583,201 $ 113,337 $ 199,358 $ 178,783 $ 91,723
AQR GLOBAL EQUITY FUND
Class I ............. $ – $ – $ – $ – $ – $ –
Class N ............. – – – – – –
Class R6 ............ – 68,614 10,957 52,828 4,829 –
Totals $ – $ 68,614 $ 10,957 $ 52,828 $ 4,829 $ –
FUND CLASS I CLASS N CLASS R6 TOTAL
AQR Large Cap Multi-Style Fund ........................... $ 2,402 $ 82 $ 7,344 $ 9,828
AQR Emerging Multi-Style II Fund ........................... 14,141 – – 14,141
AQR Large Cap Defensive Style Fund ........................ – 1,051 6,329 7,380
AQR Global Equity Fund .................................. 2,911 1,806 48,077 52,794

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, and equity risks.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargoes, tariffs or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities, or equity-related investments, such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments, long-term or short-term, are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into other forms of direct and indirect borrowings. There is no guarantee that the
Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Non-traditional data, also known as “alternative data”, is often less structured than traditional data sets and usually has less history, making it more complicated to incorporate in quantitative models. Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When
Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
11. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid as a result of borrowing under the Interfund Lending Program is reported as interfund lending expense on the
Statements of Operations.
The Funds did not utilize the Interfund Lending Program for the period ended March 31, 2026.
12. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $365,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 13, 2026.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR. The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the
Statements of Operations.
During the reporting period, average borrowings under the line of credit were as follows:
13. Principal Ownership
As of March 31, 2026, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
FUND
AVERAGE
BORROWINGS
WEIGHTED
AVERAGE
INTEREST
RATE
AGGREGATE
NUMBER
OF DAYS
OUTSTANDING
OUTSTANDING
BALANCE
INTEREST
PAID
AQR Large Cap Multi-Style Fund ...................... $ 50,980,000 5.02% 5 $ — $ 35,541
AQR International Multi-Style Fund ..................... 39,300,000 4.83 5 — 26,366
AQR Large Cap Momentum Style Fund .................. 60,100,000 4.83 1 — 8,070
AQR Large Cap Defensive Style Fund ................... 113,800,000 4.98 6 — 94,514
AQR International Defensive Style Fund ................. 26,585,714 4.96 14 12,300,000 51,244
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Large Cap Multi-Style Fund ........................... 2 88.40% – %
AQR Small Cap Multi-Style Fund ............................ 4 88.08 –
AQR International Multi-Style Fund .......................... 2 92.72 –
AQR Emerging Multi-Style II Fund ........................... 3 95.53 –
AQR Large Cap Momentum Style Fund ....................... 2 90.29 –
AQR Small Cap Momentum Style Fund ....................... 2 87.34 –
AQR International Momentum Style Fund ..................... 3 92.65 –
AQR Large Cap Defensive Style Fund ........................ 6 80.57 –
AQR International Defensive Style Fund ...................... 3 92.21 –
AQR Global Equity Fund .................................. 2 86.07 –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2026
March 31, 2026 (Unaudited)
14. New Accounting Pronouncements and Regulations
In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax
Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects the adoption of the guidance will not have a material impact on the Funds' financial statements.
15. Subsequent Events
Effective May 4, 2026, certain Funds (each, a “Target Fund”) were reorganized into another existing series of the Trust (each, an “Acquiring Fund”), indicated below, pursuant to an Agreement and Plan of Reorganization approved by the Funds’ Board of Trustees. Each transaction is referred to as a “Reorganization” and the transactions are referred to collectively as the “Reorganizations.” The Reorganizations were proposed in an effort to achieve certain operating efficiencies among the Funds with a styles-based investment strategy and to provide Target Fund shareholders with the opportunity to remain invested in a similar or related investment strategy. The Adviser believes Target Fund and Acquiring Fund shareholders generally will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining Fund assets in each respective
Reorganization, than by continuing to operate the Target Funds and Acquiring Funds separately or liquidating those Target Funds that may no longer be deemed viable in light of current asset levels, investor interest and the availability of other series of the Trust with similar investment strategies. As a result of the Reorganizations, the Acquiring Funds are the legal and accounting survivors. The principal investment strategies of the Acquiring Funds were also amended effective as of the effective date of the Reorganizations. The implementation of the amendments to the Acquiring Funds’ principal investment strategies were not contingent upon the Reorganizations.
Prior to the Reorganizations, on April 28, 2026, the Target Funds made distributions to shareholders.
Effective May 12, 2026, the principal investment strategies of the AQR Large Cap Defensive Style Fund and AQR Global Equity Fund were amended.
The AQR Global Equity Fund was also renamed AQR Global Fund.
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those disclosed in Note 8 and noted above.
Target Funds   Acquiring Funds
AQR Large Cap Momentum Style Fund  AQR Large Cap Multi-Style Fund
AQR Small Cap Momentum Style Fund  AQR Small Cap Multi-Style Fund
AQR International Momentum Style Fund AQR International Multi-Style Fund
AQR International Defensive Style Fund

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | March 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
A special meeting of shareholders was held on November 13, 2025 to approve the election of five Trustees to the Board of Trustees of the Trust. The tabulation of votes are included below:
Election of Trustee: Mark A. Zurack
Election of Trustee: Kathleen M. Hagerty
Election of Trustee: Roy Swan
Election of Trustee: Lisa Polsky
Election of Trustee: John Howard
Gregg D. Behrens continued to serve his term as a Trustee after the special meeting on November 13, 2025. William L. Atwell continued to serve his term as a Trustee until December 31, 2025.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
There were no approvals or renewals of investment advisory contracts during the period ended March 31, 2026.
Shares Voted % of Voted % of Total
For 1,593,232,694 98.44% 74.36%
Against 18,520,974 1.15% 0.86%
Abstained/Withheld 6,679,815 0.41% 0.31%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,605,735,003 99.22% 74.94%
Against 6,752,128 0.42% 0.32%
Abstained/Withheld 5,946,352 0.36% 0.27%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,607,386,441 99.32% 75.02%
Against 4,366,037 0.27% 0.20%
Abstained/Withheld 6,681,005 0.41% 0.31%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,608,469,065 99.39% 75.07%
Against 3,929,466 0.24% 0.18%
Abstained/Withheld 6,034,952 0.37% 0.28%
Total 1,618,433,483 100.00% 75.53%
Shares Voted % of Voted % of Total
For 1,607,332,385 99.32% 75.01%
Against 4,430,836 0.27% 0.21%
Abstained/Withheld 6,670,262 0.41% 0.31%
Total 1,618,433,483 100.00% 75.53%

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
section302.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
section906.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
May 22, 2026

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina
Principal Financial Officer
May 22, 2026